UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-08200

                             Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 450

                                   Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Tammira Philippe, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 450

                                   Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 661-3500

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

A no-load mutual fund family of domestic funds

Semi-Annual Report December 31, 2017 (Unaudited)

AGGRESSIVE INVESTORS 1	BRAGX

ULTRA-SMALL COMPANY	BRUSX
(Open to Existing Investors — Direct Only)

ULTRA-SMALL COMPANY MARKET	BRSIX

SMALL-CAP MOMENTUM	BRSMX

SMALL-CAP GROWTH	BRSGX

SMALL-CAP VALUE	BRSVX

BLUE CHIP 35 INDEX	BRLIX

MANAGED VOLATILITY	BRBPX
www.bridgeway.com

Bridgeway Funds Standardized Returns as of December 31, 2017* (Unaudited)

			Annualized
Fund	Quarter	Six Months	1 Year	5 Years	10 Years	Inception to Date	Inception Date	Gross Expense Ratio[2]	Net Expense Ratio[2]
Aggressive Investors 1	7.66%	13.52%	18.44%	15.85%	3.83%	13.23%	8/5/1994	1.66%	1.66%
Ultra-Small Company	-0.05%	2.71%	3.88%	9.01%	4.93%	13.62%	8/5/1994	1.48%	1.48%
Ultra-Small Co Market	2.23%	9.01%	12.47%	14.62%	7.59%	10.91%	7/31/1997	0.88%[1]	0.87%[1]
Small-Cap Momentum	3.91%	10.53%	16.99%	12.59%	NA	12.43%	5/28/2010	3.84%[1]	0.93%[1]
Small-Cap Growth	4.12%	11.22%	19.62%	18.10%	6.30%	7.56%	10/31/2003	1.16%[1]	0.94%[1]
Small-Cap Value	2.83%	7.84%	7.11%	11.61%	5.49%	7.93%	10/31/2003	0.98%[1]	0.94%[1]
Blue Chip 35 Index	7.30%	11.60%	18.43%	14.99%	8.36%	7.33%	7/31/1997	0.25%[1]	0.15%[1]
Managed Volatility	2.72%	4.67%	8.18%	5.14%	2.90%	4.08%	6/30/2001	1.12%[1]	0.94%[1]

Bridgeway Funds Returns for Calendar Years 2003 through 2017* (Unaudited)

	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	2017
Aggressive Investors 1	53.98%	12.21%	14.93%	7.11%	25.80%	-56.16%	23.98%	17.82%	-10.31%	21.58%	42.21%	14.99%	-9.82%	19.47%	18.44%
Ultra-Small Company	88.57%	23.34%	2.99%	21.55%	-2.77%	-46.24%	48.93%	23.55%	-14.64%	24.49%	55.77%	-0.56%	-16.12%	14.06%	3.88%
Ultra-Small Co Market	79.43%	20.12%	4.08%	11.48%	-5.40%	-39.49%	25.96%	24.86%	-7.86%	19.83%	50.91%	4.61%	-8.28%	21.47%	12.47%
Small-Cap Momentum									-0.92%	14.18%	37.07%	-0.94%	0.14%	13.73%	16.99%
Small-Cap Growth		11.59%	18.24%	5.31%	6.87%	-43.48%	15.05%	11.77%	-0.63%	11.05%	48.52%	6.13%	4.93%	16.10%	19.62%
Small-Cap Value		17.33%	18.92%	12.77%	6.93%	-45.57%	26.98%	16.56%	1.05%	20.99%	39.72%	0.79%	-9.43%	26.79%	7.11%
Blue Chip 35 Index	28.87%	4.79%	0.05%	15.42%	6.07%	-33.30%	26.61%	10.60%	3.17%	15.20%	31.67%	11.51%	2.17%	13.18%	18.43%
Managed Volatility	17.82%	7.61%	6.96%	6.65%	6.58%	-19.38%	12.39%	5.41%	1.94%	6.46%	9.25%	5.95%	0.17%	2.42%	8.18%

Performance figures quoted represent past performance and are no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than original cost. To obtain performance current to the most recent month-end, please visit www.bridgeway.com or call 1-800-661-3550. Total return figures include the reinvestment of dividends and capital gains.

[1]	Some of the Fund’s fees were waived or expenses reimbursed; otherwise, returns would have been lower. The Adviser has contractually agreed to waive fees and/or reimburse expenses. Any material change to this Fund policy would require a vote by shareholders.

[2]	Expense ratios are as stated in the current prospectus. Please see financial highlights for expense ratios as of December 31, 2017.

* Numbers highlighted indicate periods when the Fund outperformed its primary benchmark.

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding a Fund’s risks, objectives, fees and expenses, experience of its management, and other information. Investors should read the prospectus carefully before investing in a Fund. For questions or other Fund information, call 1-800-661-3550 or visit the Funds’ website at www.bridgeway.com. Funds are available for purchase by residents of the United States, Puerto Rico, U.S. Virgin Islands and Guam only. Foreside Fund Services, LLC, Distributor.

The views expressed here are exclusively those of Fund management. These views, including those relating to the market, sectors, or individual stocks, are not meant as investment advice and should not be considered predictive in nature.

i	www.bridgeway.com

LETTER FROM THE INVESTMENT MANAGEMENT TEAM

December 31, 2017

Dear Fellow Shareholders,

Performance across all segments of the domestic equity markets was positive for the December quarter, capping a year of solid growth for stocks. Large-cap stocks and growth stocks were in favor for the quarter and the calendar year, helping large-cap growth stocks post the best returns during both periods. Market highlights appear on page 2. In this environment, the Bridgeway Funds performed within design expectations, guided by our statistically driven, evidence-based investment approach. Please see the enclosed letters for a detailed explanation of each Fund’s performance during the quarter and calendar year. We hope you find the letters helpful.

In past annual and semi-annual reports, we’ve written articles that explain the factors — such as small size, value and momentum — that are at the heart of Bridgeway’s investment strategies. In this report, we’re examining a term that investors might be noticing more and more these days: “smart beta.” What is smart beta, and what is its relationship to factor-based investing? Bridgeway’s Director of Research, Andrew Berkin, breaks it down in his piece, “‘Smart Beta’ versus Factor Investing: What’s the Difference?” on page 2.

In 2017, Bridgeway was again named among the “Best Places to Work in Money Management.” Learn more about this recognition on page 3.

Finally, 2017 saw Houston and the surrounding area inundated with rain and floodwater from Hurricane Harvey. Partner Donald Chang reflects on lessons learned from his own family’s experience with the storm in, “Transformative Change: Repaying a Friend by Helping Others in the Wake of Hurricane Harvey,” on page 3.

As always, we appreciate your feedback. We take your comments very seriously and regularly discuss them to help us manage our Funds and this company. Please keep your ideas coming — both favorable and critical. They provide us with a vital tool to serve you better.

Sincerely,

Your Investment Management Team

John Montgomery	Christine L. Wang	Michael Whipple

Elena Khoziaeva	Dick Cancelmo

www.bridgeway.com	1

LETTER FROM THE INVESTMENT MANAGEMENT TEAM (continued)

Market Review

Domestic equity markets continued to rise in the fourth quarter, rounding out a year of strong performance for stocks. These gains were fueled by several factors, including steady and sustained economic growth and the passage in December of the long-anticipated tax reform that cut corporate tax rates from 35% to 21%. The S&P 500 returned 6.64% for the quarter, while the Dow Jones Industrial Average returned 10.96%. For the year, the S&P 500 and the DJIA returned 21.83% and 28.11%, respectively.

All U.S. equity style categories, as defined by Russell Indices, were up for the quarter, with large-cap and mid-cap stocks outpacing small-cap stocks. Growth stocks also outpaced value stocks in both the fourth quarter and the calendar year. As a result, large-cap growth stocks posted the best quarterly results, returning 7.86%. Small-cap value stocks were the relative laggards, returning 2.05%.

Each sector of the S&P 500 recorded positive performance for the quarter. Consumer Discretionary led the gains, returning 9.87%. The Information Technology and Financials sectors rose 9.01% and 8.63%, respectively. The Utilities sector lagged, gaining just 0.21%.

Below are the stock market style box returns for the quarter and the calendar year.

“Smart Beta” versus Factor Investing: What’s the Difference?

By Andrew Berkin, Director of Research

The term “smart beta” seems to be everywhere these days, with investors increasingly putting money into a host of products marketed under the smart beta umbrella. There are now more than 1,000 so-called smart beta ETFs available, according to Morningstar, up from just a handful of products 15 years ago.

Yet this growth and enthusiasm doesn’t mean that investors are entirely clear on what smart beta really is — and what it might (and might not) do for their portfolios. Some investors also might be wondering how smart beta strategies are different from the factor-based investing strategies that Bridgeway uses.

The answer on one level is simple: The difference between smart beta and factor-based investing is semantics more than anything else. Both approaches target specific investment factors — the characteristics that affect the risk/return profile of a group of stocks or bonds, and that have been shown to provide a return premium over time. Some of the best-known factors include small size, value and momentum.

Bridgeway designs our mutual fund portfolios to target these investment factors, while smart beta providers are offering another way to deliver factor exposure. Companies have created ETFs and other investment products based on indexes that weight securities according to some means other than market capitalization — such as earnings and sales ratios, stock volatility or other performance metrics. These index construction rules give the ETF a tilt toward a specific factor, such as small size.

2	Semi-Annual Report | December 31, 2017 (Unaudited)

LETTER FROM THE INVESTMENT MANAGEMENT TEAM (continued)

But there is another, more important potential difference between factor-based investing and smart beta strategies: Variations in product design and implementation can affect how much exposure smart beta investors really get to the factors they’re seeking — and therefore the potential returns they might expect.

Here are a few considerations that can influence the potential effectiveness of a smart beta or factor-based investment strategy:

●	Untested factors. The rush to fill the smart beta landscape has led to companies creating some products based on exotic or proprietary factors. The risk is that these newer factors aren’t well-tested, and therefore might not deliver their supposed premiums going forward.
●	Trading costs. If a fund’s sole goal is to replicate an index, it must trade when stocks enter or exit that index. This causes a fund to buy or sell stocks at the exact same time that other index funds are doing so, exposing it to potentially higher trading costs. However, a fund that instead seeks to earn the return of a targeted asset class (or factor), and is willing to live with some temporary deviation from the index’s makeup, can be more patient in its trading strategy and take advantage of opportunities to reduce trading costs.
●	The choice of index and portfolio construction rules. The choice of a benchmark index and the rules used to construct portfolios — including how closely a fund adheres to its underlying benchmark — are important because returns can be affected by how often an index reconstitutes. Many indexes reconstitute annually. This infrequent reconstitution schedule can create what’s known as “style drift,” as changes in certain stocks’ characteristics push them outside the index’s parameters for a factor such as small size or value. A fund tracking the index that only reconstituted annually would similarly see its exposure to desired factors drift. To avoid this problem, a fund could choose to reconstitute monthly, or quarterly, depending on how it affects turnover and transaction costs.

We at Bridgeway are advocates of investment strategies that provide exposure to factors, whether they are dubbed “smart beta” or not. But being truly smart about beta and factors requires thoughtful product design and implementation. By selecting investment options that target well-tested factors, adopt cost-conscious trading strategies, and employ sound portfolio construction rules, investors can avoid smart beta products that are more marketing gimmick than substance.

Bridgeway Again Recognized Among “Best Places to Work in Money Management”

We are proud to report that in December 2017, Bridgeway was named one of the Best Places to Work in Money Management by Pensions & Investments, an international publication that covers the money management industry. This is the third time that our unique firm culture has been recognized since Pensions & Investments began ranking U.S. money managers in 2012.

In 2017, Bridgeway ranked fourth among the five winning firms in the category of managers with 20-49 employees. Bridgeway previously ranked first in the same category in Pensions & Investments’ 2015 survey, and third in the same category in the 2014 survey.

We believe this recognition reflects the value of our firm’s servant-leadership model, which empowers our Partners to apply their unique talents to a shared purpose: helping our clients achieve their goals through disciplined, low-cost, evidence-based investment strategies. By embracing this shared purpose, our Partners are driving Bridgeway’s success and making a real difference in the lives of our clients and the communities in which we live and work. We are grateful for their commitment and their contributions.

Transformative Change: Repaying a Friend by Helping Others in the Wake of Hurricane Harvey

By Donald Chang, Investment Management Team

The night of Hurricane Harvey, my wife jarred me awake with the words, “Our house is about to get flooded.” In disbelief, I hurried to the door, opened it, and saw a river at our doorstep. We frantically moved some of our belongings onto tables, and 30 minutes later I found myself wading through water to our neighbor’s house, as I carried our baby, and then our dogs, on my shoulders.

When the water receded, my wife and I returned to our house and just stared at the mess, dumbfounded. Overwhelmed by the daunting clean-up task ahead of us, my wife asked for help on Facebook. The response we got was amazing.

www.bridgeway.com	3

LETTER FROM THE INVESTMENT MANAGEMENT TEAM (continued)

Our friend Nick, whom we hadn’t spoken to in years, rallied a dozen of his friends who labored all day long at our house moving furniture, tearing out drywall and removing carpet and hardwood floors. When the work was finished, I asked Nick how we could repay him. His response was, “Pay it forward.”

Inspired by those words, I decided to go out and help other Harvey victims — tearing out drywall and floors and saving what belongings we could — despite my own family’s obstacles.

After that experience, I found myself thinking about a novel called The Power of One, which tells the story of an English orphan, P.K., in South Africa and his desire to change the world. When P.K. grows up, he is inspired by the mythological “Rainmaker” — a person who brings peace to the tribes of South Africa — to build language schools for South African tribes to bridge cultural divides in his country. The story seeks to prove that one person has the power to make a huge difference with every action he or she takes.

When I first read about P.K., I thought it was overly idealistic, and that few people in real life would be courageous enough to do something like he did. Yet, in the aftermath of Hurricane Harvey, the words “pay it forward” returned to my mind, and I realized that the “power of one” is not necessarily represented by something big like building schools in Africa. Sometimes, the power to effect positive change in the world is the willingness to offer a hand, do what we can, and make a big difference through multiple small actions.

4	Semi-Annual Report | December 31, 2017 (Unaudited)

Aggressive Investors 1 Fund
MANAGER’S COMMENTARY (Unaudited)

December 31, 2017

Dear Fellow Aggressive Investors 1 Fund Shareholder,

For the quarter ended December 31, 2017, our Fund returned +7.66%, outperforming our primary market benchmark, the S&P 500 Index (+6.64%), our peer benchmark, the Lipper Capital Appreciation Funds Index (+6.43%), and the Russell 2000 Index (+3.34%).

For the six-month semi-annual period ended December 31, 2017, our Fund returned +13.52%, outperforming the S&P 500 Index (+11.42%), the Lipper Capital Appreciation Funds Index (+11.74%), and the Russell 2000 Index (+9.20%).

For the calendar year, our Fund returned +18.44%, underperforming the S&P 500 Index (+21.83%) and the Lipper Capital Appreciation Funds Index (+23.60%), but outperforming the Russell 2000 Index (+14.65%).

The table below presents our December quarter, six-month, one-year, five-year, 10-year, 15-year, and inception-to-date financial results.

Standardized Returns as of December 31, 2017

					Annualized
	Quarter	6 Months	1 Year	5 Years	10 Years	15 Years	Since Inception (8/5/94)

Aggressive Investors 1 Fund	7.66%	13.52%	18.44%	15.85%	3.83%	9.49%	13.23%
S&P 500 Index	6.64%	11.42%	21.83%	15.79%	8.50%	9.92%	9.92%
Russell 2000 Index	3.34%	9.20%	14.65%	14.12%	8.71%	11.17%	9.62%
Lipper Capital Appreciation Funds Index	6.43%	11.74%	23.60%	14.22%	7.48%	9.99%	8.75%

Performance figures quoted in the table above represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions, based on the average of 500 widely held common stocks with dividends reinvested. The Russell 2000 Index is an unmanaged, market value weighted index that measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. The Lipper Capital Appreciation Funds Index reflects the record of the 30 largest funds in the category of more aggressive domestic growth mutual funds, as reported by Lipper, Inc. It is not possible to invest directly in an index. Periods longer than one year are annualized.

According to data from Lipper, Inc. as of December 31, 2017, Aggressive Investors 1 Fund ranked 154th of 234 capital appreciation funds for the 12 months ended December 31, 2017, 41st of 201 over the last five years, 147th of 160 over the last 10 years, and 3rd of 33 since inception in August 1994. Lipper, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns.

www.bridgeway.com	5

Aggressive Investors 1 Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Growth of a $10,000 Investment

from Inception August 5, 1994 to December 31, 2017

Detailed Explanation of Quarterly Performance

The Fund’s company financial health and value metrics models outperformed the benchmark during the quarter and boosted relative results. An overweighting in higher-momentum stocks (across all three model categories) also helped relative performance during a quarter in which the momentum factor was in favor. Likewise, a tilt toward higher beta stocks contributed positively to relative results. However, the Fund’s tilt toward smaller stocks significantly detracted from relative performance during the quarter. Increased core exposure (as measured by multiple value metrics) had a small negative impact. Our price momentum models lagged the benchmark and also hurt relative results.

The Fund’s sector allocation effect was positive, with an overweighting in the Consumer Discretionary sector and an underweighting in the Utilities sector — the benchmark’s worst-performing sector during the quarter — boosting relative results. However, the Fund’s stock selection effect was negative, with holdings in the Information Technology and Utilities sectors detracting the most from relative performance. Holdings in the Health Care sector made the largest positive contribution to relative results.

Detailed Explanation of Calendar Year Performance

All three of the Fund’s model categories lagged the benchmark during 2017 and detracted from relative performance. The Fund’s tilt toward smaller stocks significantly dragged on relative results, as smaller stocks underperformed their larger counterparts during the year. Similarly, increased core exposure (as measured by multiple value metrics) hurt results during a year in which growth stocks outperformed value stocks. The Fund’s tilt toward higher beta stocks also slightly hurt relative performance. By contrast, an overweighting in higher momentum stocks improved relative performance.

The Fund’s sector allocation effect was positive, with underweightings in the Energy and Consumer Staples sectors boosting relative performance. However, the Fund’s stock selection effect was negative, with holdings in the Information Technology, Health Care, and Telecommunication Services sectors hurting relative performance.

6	Semi-Annual Report | December 31, 2017 (Unaudited)

Aggressive Investors 1 Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Top Ten Holdings as of December 31, 2017

Rank	Description	Industry	% of Net Assets
	VelocityShares Daily
1	Inverse VIX Short Term ETN	Exchange Traded Note	2.4%
2	Lam Research Corp.	Information Technology	2.2%
3	NVR, Inc.	Consumer Discretionary	2.2%
4	Applied Materials, Inc.	Information Technology	2.1%
5	Micron Technology, Inc.	Information Technology	2.0%
6	ON Semiconductor Corp.	Information Technology	1.9%
7	Children’s Place, Inc. (The)	Consumer Discretionary	1.7%
8	Boeing Co. (The)	Industrials	1.6%
9	Fiat Chrysler Automobiles NV	Consumer Discretionary	1.6%
10	United Rentals, Inc.	Industrials	1.5%

	Total		19.2%

Industry Sector Representation as of December 31, 2017

	% of Net Assets	% of S&P 500 Index	Difference
Consumer Discretionary	20.4%	12.1%	8.3%
Consumer Staples	1.5%	8.2%	-6.7%
Energy	3.4%	6.1%	-2.7%
Financials	15.4%	14.8%	0.6%
Health Care	13.9%	13.8%	0.1%
Industrials	12.1%	10.3%	1.8%
Information Technology	20.2%	23.8%	-3.6%
Materials	5.7%	3.0%	2.7%
Real Estate	2.5%	2.9%	-0.4%
Telecommunication Services	1.9%	2.1%	-0.2%
Utilities	0.4%	2.9%	-2.5%
Cash & Other Assets	2.6%	0.0%	2.6%

Total	100.0%	100.0%

Disclaimer

The views expressed here are exclusively those of Fund management. These views, including those related to market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of the quarter end, December 31, 2017, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

Market volatility can significantly affect short-term performance. The Fund is not an appropriate investment for short-term investors. Investments in the small companies within this multi-cap fund generally carry greater risk than is customarily associated with larger companies. This additional risk is attributable to a number of factors, including the relatively limited financial resources that are typically available to small companies and the fact that small companies often have comparatively limited product lines. In addition, the stock of small companies tends to be more volatile than the stock of large companies, particularly in the short term and particularly in the early stages of an economic or market downturn. The Fund’s use of options, futures, and leverage can magnify the risk of loss in an unfavorable market, and the Fund’s use of short-sale positions can, in theory, expose shareholders to unlimited loss. Finally, the Fund exposes shareholders to “focus risk,” which may add to Fund volatility through the possibility that a single company could significantly affect total return. Shareholders of the Fund, therefore, are taking on more risk than they would if they invested in the stock market as a whole.

www.bridgeway.com	7

Aggressive Investors 1 Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Conclusion

Thank you for your continued investment in Aggressive Investors 1 Fund. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

8	Semi-Annual Report | December 31, 2017 (Unaudited)

Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 97.31%
Consumer Discretionary - 20.44%
Abercrombie & Fitch Co., Class A	89,300	$1,556,499
Aptiv PLC	33,800	2,867,254
Beazer Homes USA, Inc.*	59,700	1,146,837
Best Buy Co., Inc.	38,000	2,601,860
Children’s Place, Inc. (The)+	28,000	4,069,800
Dana, Inc.	97,000	3,104,970
Delphi Technologies PLC*	11,266	591,127
Discovery Communications, Inc., Class A*+	79,600	1,781,448
Fiat Chrysler Automobiles NV+	215,000	3,835,600
Ford Motor Co.	200,000	2,498,000
General Motors Co.	27,900	1,143,621
Hanesbrands, Inc.+	102,000	2,132,820
KB Home	97,000	3,099,150
Lear Corp.	16,000	2,826,560
LGI Homes, Inc.*	34,000	2,551,020
Netflix, Inc.*	16,100	3,090,556
NVR, Inc.*	1,500	5,262,330
Winnebago Industries, Inc.+	49,200	2,735,520
Wyndham Worldwide Corp.	23,700	2,746,119

		49,641,091

Consumer Staples - 1.48%
Central Garden & Pet Co., Class A*	66,800	2,519,028
SUPERVALU, Inc.*+	50,400	1,088,640

		3,607,668

Energy - 3.39%
Archrock, Inc.	99,300	1,042,650
Denbury Resources, Inc.*	700,000	1,547,000
EP Energy Corp., Class A*+	350,000	826,000
Newfield Exploration Co.*	72,000	2,270,160
Noble Corp. PLC*	296,100	1,338,372
Teekay Corp.+	130,000	1,211,600

		8,235,782

Financials - 15.39%
Aflac, Inc.	29,900	2,624,622
Ally Financial, Inc.	73,400	2,140,344
American Financial Group, Inc.	24,300	2,637,522
Bank of America Corp.	97,000	2,863,440
Cboe Global Markets, Inc.	19,600	2,441,964
Morgan Stanley	53,100	2,786,157
Progressive Corp. (The)	52,000	2,928,640
Prudential Financial, Inc.	22,000	2,529,560
Regions Financial Corp.	170,000	2,937,600
Royal Bank of Canada+	34,300	2,800,595
SEI Investments Co.	37,000	2,658,820

Industry Company	Shares	Value

Financials (continued)
Synchrony Financial	80,000	$3,088,800
TD Ameritrade Holding Corp.	48,800	2,495,144
Toronto-Dominion Bank (The)	42,000	2,460,360

		37,393,568

Health Care - 13.86%
AbbVie, Inc.	25,000	2,417,750
Align Technology, Inc.*	9,600	2,133,024
AmerisourceBergen Corp.	39,900	3,663,618
Baxter International, Inc.	45,700	2,954,048
Express Scripts Holding Co.*	40,000	2,985,600
Gilead Sciences, Inc.	34,000	2,435,760
Hill-Rom Holdings, Inc.	29,100	2,452,839
Intuitive Surgical, Inc.*	6,300	2,299,122
IQVIA Holdings, Inc.*	24,100	2,359,390
LHC Group, Inc.*	35,400	2,168,250
Teleflex, Inc.	9,500	2,363,790
United Therapeutics Corp.*	15,500	2,293,225
UnitedHealth Group, Inc.	14,200	3,130,532

		33,656,948

Industrials - 12.13%
AerCap Holdings NV*	26,800	1,409,948
Alamo Group, Inc.	10,800	1,218,996
Boeing Co. (The)	13,300	3,922,303
Briggs & Stratton Corp.	48,000	1,217,760
Deere & Co.	17,800	2,785,878
EMCOR Group, Inc.	34,000	2,779,500
H&E Equipment Services, Inc.	48,500	1,971,525
Manitowoc Co., Inc. (The)*	59,250	2,330,895
TriNet Group, Inc.*	31,600	1,401,144
United Continental Holdings, Inc.*	30,000	2,022,000
United Rentals, Inc.*	21,500	3,696,065
WABCO Holdings, Inc.*	15,400	2,209,900
Xylem, Inc.	36,500	2,489,300

		29,455,214

Information Technology - 20.16%
Alliance Data Systems Corp.	10,300	2,610,844
Apple, Inc.	16,000	2,707,680
Applied Materials, Inc.	99,900	5,106,888
IPG Photonics Corp.*	8,900	1,905,757
KEMET Corp.*	51,000	768,060
Lam Research Corp.	28,600	5,264,402
Mastercard, Inc., Class A	16,300	2,467,168
Microchip Technology, Inc.	28,500	2,504,580
Micron Technology, Inc.*	116,000	4,769,920

www.bridgeway.com	9

Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
ON Semiconductor Corp.*	220,000	$4,606,800
PayPal Holdings, Inc.*	32,700	2,407,374
Seagate Technology PLC	52,900	2,213,336
Take-Two Interactive Software, Inc.*	22,300	2,448,094
Teradyne, Inc.	55,000	2,302,850
Western Digital Corp.	27,000	2,147,310
Workday, Inc., Class A*	23,800	2,421,412
Xerox Corp.	79,475	2,316,696

		48,969,171
Materials - 5.67%
Constellium NV, Class A*	154,700	1,724,905
Crown Holdings, Inc.*	37,800	2,126,250
Freeport-McMoRan, Inc.*	164,800	3,124,608
Packaging Corp. of America	20,900	2,519,495
SunCoke Energy, Inc.*	94,000	1,127,060
Teck Resources, Ltd., Class B+	120,000	3,140,400

		13,762,718
Real Estate - 2.52%
Ashford Hospitality Trust, Inc.	172,600	1,161,598
CBRE Group, Inc., Class A*	65,000	2,815,150
Gaming and Leisure Properties, Inc.	58,000	2,146,000

		6,122,748
Telecommunication Services - 1.92%
Cincinnati Bell, Inc.*	61,200	1,276,020
T-Mobile US, Inc.*	53,200	3,378,732

		4,654,752
Utilities - 0.35%
Just Energy Group, Inc.+	200,167	858,716

TOTAL COMMON STOCKS - 97.31%		236,358,376

(Cost $204,478,566)

EXCHANGE TRADED NOTE - 2.42%
Exchange Traded Note - 2.42%
VelocityShares Daily Inverse VIX Short Term ETN*+	43,800	5,888,472

TOTAL EXCHANGE TRADED NOTE - 2.42%		5,888,472

(Cost $3,332,707)

	Rate^	Shares	Value

MONEY MARKET FUND - 1.05%
Fidelity Investments Money Market Government Portfolio Class I	1.14%	2,545,425	$2,545,425

TOTAL MONEY MARKET FUND - 1.05%			2,545,425

(Cost $2,545,425)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 5.16%
Fidelity Investments Money Market Government Portfolio Class I**	1.14%	12,529,295	12,529,295

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 5.16%			12,529,295

(Cost $12,529,295)
TOTAL INVESTMENTS - 105.94%			$257,321,568
(Cost $222,885,993)
Liabilities in Excess of Other Assets - (5.94%)			(14,421,408)

NET ASSETS - 100.00%			$242,900,160

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of December 31, 2017.
^	Rate disclosed as of December 31, 2017.
+	This security or a portion of the security is out on loan as of December 31, 2017. Total loaned securities had a value of $12,038,084 as of December 31, 2017.

ETN - Exchange Traded Note

PLC - Public Limited Company

10	Semi-Annual Report | December 31, 2017 (Unaudited)

Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 12/31/2017 (See Note 2 in Notes to Financial Statements):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$236,358,376	$—	$—	$236,358,376
Exchange Traded Note	5,888,472	—	—	5,888,472
Money Market Fund	—	2,545,425	—	2,545,425
Investments Purchased with Cash Proceeds from Securities Lending	—	12,529,295	—	12,529,295

TOTAL	$242,246,848	$15,074,720	$—	$257,321,568

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings. See Notes to Financial Statements.

www.bridgeway.com	11

Ultra-Small Company Fund
MANAGER’S COMMENTARY (Unaudited)

December 31, 2017

Dear Fellow Ultra-Small Company Fund Shareholder,

For the quarter ended December 31, 2017, our Fund returned -0.05%, trailing our primary market benchmark, the CRSP Cap-Based Portfolio 10 Index (+2.06%), our peer benchmark, the Lipper Micro-Cap Stock Funds Index (+1.96%), the Russell 2000 Index (+3.34%), and the Russell Microcap Index (+1.80%).

For the six-month semi-annual period ended December 31, 2017, our Fund returned +2.71%, underperforming the CRSP Cap-Based Portfolio 10 Index (+9.20%), the Lipper Micro-Cap Stock Funds Index (+8.60%), the Russell 2000 Index (+9.20%), and the Russell Microcap Index (+8.58%).

For the calendar year, our Fund returned +3.88%, underperforming the CRSP Cap-Based Portfolio 10 Index (+13.46%), as well as the Lipper Micro-Cap Stock Funds Index (+14.87%), the Russell 2000 Index (+14.65%), and the Russell Microcap Index (+13.17%).

The table below presents our December quarter, six-month, one-year, five-year, 10-year, 15-year, and inception-to-date financial results. See the next page for a graph of performance since inception.

Standardized Returns as of December 31, 2017

				Annualized
	Quarter	6 Months	1 Year	5 Years	10 Years	15 Years	Since Inception (8/5/94)

Ultra-Small Company Fund	-0.05%	2.71%	3.88%	9.01%	4.93%	10.68%	13.62%
CRSP Cap-Based Portfolio 10 Index	2.06%	9.20%	13.46%	13.32%	9.08%	12.94%	12.09%
Russell 2000 Index	3.34%	9.20%	14.65%	14.12%	8.71%	11.17%	9.62%
Russell Microcap Index	1.80%	8.58%	13.17%	14.29%	7.68%	10.34%	N/A
Lipper Micro-Cap Stock Funds Index	1.96%	8.60%	14.87%	13.82%	7.72%	10.61%	N/A

Performance figures quoted in the table above represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The CRSP Cap-Based Portfolio 10 Index is an unmanaged index of 753 of the smallest publicly traded U.S. stocks (with dividends reinvested), as reported by the Center for Research in Security Prices. The Russell Microcap Index is an unmanaged, market value weighted index that measures performance of 1,000 of the smallest securities in the Russell 2000 Index. The Russell 2000 Index is an unmanaged, market value weighted index that measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market (with dividends reinvested). The Lipper Micro-Cap Stock Funds Index is an index of micro-cap funds compiled by Lipper, Inc. It is not possible to invest directly in an index. Periods longer than one year are annualized.

According to data from Lipper, Inc. as of December 31, 2017, Ultra-Small Company Fund ranked 69th of 70 micro-cap funds for the 12 months ended December 31, 2017, 53rd of 60 over the last five years, 33rd of 40 over the last 10 years, and 1st of 8 since inception in August 1994. Lipper, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns.

12	Semi-Annual Report | December 31, 2017 (Unaudited)

Ultra-Small Company Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Growth of a $10,000 Investment

from Inception August 5, 1994 to December 31, 2017

*	The Lipper Micro-Cap Stock Funds Index began on 12/31/1995, and the line graph for the Index begins at the same value as the Fund on that date.
**	The Russell Microcap Index began on 6/30/2000, and the line graph for the Index begins at the same value as the Fund on that date.

Detailed Explanation of Quarterly Performance

The Fund’s value metrics and diversifying price momentum models substantially lagged the benchmark and hurt relative performance. An overweighting in high-momentum stocks also detracted from relative results, as these stocks lagged the overall CRSP 10 universe by a large margin. The Fund’s tilt toward deeper-value stocks also had a negative impact on relative performance.

However, the Fund’s diversifying company financial health models outperformed the benchmark and slightly increased relative returns. During the quarter, the Fund held approximately 15% of its assets, on average, in stocks that had appreciated above the CRSP 10 cutoff. These larger holdings overall outperformed the CRSP 10 benchmark and added to relative results.

The Fund’s overall sector allocation effect was slightly positive, with an overweighting in the Telecommunication Services sector contributing the most to relative performance. The Fund’s stock selection effect was negative, with holdings in the Health Care, Materials and Information Technology sectors detracting the most from relative performance. The Fund’s Energy holdings made the largest positive contribution to relative results.

www.bridgeway.com	13

Ultra-Small Company Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

The table below presents index performance numbers for stocks in the different CRSP deciles during various time periods.

				Annualized
CRSP Decile[1]	Quarter	6 Months	1 Year	5 Years	10 Years	92 Years
1 (ultra-large)	7.02%	12.29%	23.49%	15.85%	8.33%	9.44%
2	6.38%	9.72%	18.69%	16.38%	9.26%	10.64%
3	8.64%	13.48%	23.26%	16.10%	9.99%	11.15%
4	5.99%	11.22%	18.08%	14.24%	9.82%	10.92%
5	4.96%	8.81%	15.75%	13.28%	10.01%	11.51%
6	4.82%	13.13%	20.05%	14.52%	9.51%	11.47%
7	3.48%	9.06%	14.73%	15.49%	10.69%	11.61%
8	2.10%	9.49%	12.08%	13.25%	10.21%	11.54%
9	2.64%	8.34%	12.76%	15.05%	10.08%	11.58%
10 (ultra-small)	2.06%	9.20%	13.46%	13.32%	9.08%	13.30%

[1]	Performance figures are as of the period ended December 31, 2017. The CRSP Cap-Based Portfolio Indexes are unmanaged indexes of publicly traded U.S. stocks with dividends reinvested, grouped by market capitalization, as reported by the Center for Research in Security Prices. Past performance is no guarantee of future results.

Detailed Explanation of Calendar Year Performance

All three of the Fund’s model categories lagged the benchmark and hurt relative results. The Fund’s overweighting in high-momentum stocks decreased relative performance, as the stocks in the ultra-small universe with the strongest momentum lagged the CRSP 10 index by a large margin. The Fund’s tilt toward deeper-value stocks across multiple value metrics also hurt relative performance. During the year, the Fund held an average of approximately 12% of its assets in stocks that had appreciated above the CRSP 10 cutoff. These larger stocks also underperformed the CRSP 10 index.

The Fund’s sector allocation effect was positive, with an underweighting in the Energy sector contributing the most to relative performance. However, the Fund’s stock selection effect was strongly negative, with holdings in nearly all sectors — particularly in the Financials, Materials and Consumer Discretionary sectors — hurting relative returns.

Top Ten Holdings as of December 31, 2017

Rank	Description	Industry	% of Net Assets
1	Sigma Designs, Inc.	Information Technology	2.2%
2	Cutera, Inc.	Health Care	2.2%
3	Horizon Technology Finance Corp.	Financials	2.0%
4	Century Casinos, Inc.	Consumer Discretionary	2.0%
5	ION Geophysical Corp.	Energy	2.0%
6	inTEST Corp.	Information Technology	1.9%
7	Fusion Telecommunications International, Inc.	Telecommunication Services	1.9%
8	America’s Car-Mart, Inc.	Consumer Discretionary	1.9%
9	Consumer Portfolio Services, Inc.	Financials	1.9%
10	Titan Machinery, Inc.	Industrials	1.9%
	Total		19.9%

14	Semi-Annual Report | December 31, 2017 (Unaudited)

Ultra-Small Company Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Industry Sector Representation as of December 31, 2017

	% of Net Assets	% of CRSP 10 Index	Difference
Consumer Discretionary	15.1%	15.4%	-0.3%
Consumer Staples	0.8%	2.4%	-1.6%
Energy	6.2%	10.8%	-4.6%
Financials	20.2%	19.3%	0.9%
Health Care	19.2%	18.5%	0.7%
Industrials	14.2%	11.7%	2.5%
Information Technology	18.2%	14.4%	3.8%
Materials	1.9%	4.1%	-2.2%
Real Estate	2.0%	1.9%	0.1%
Telecommunication Services	3.1%	0.5%	2.6%
Utilities	0.0%	1.0%	-1.0%
Liabilities in Excess of Other Assets	-0.9%	0.0%	-0.9%
Total	100.0%	100.0%

Disclaimer

The views expressed here are exclusively those of Fund management. These views, including those related to market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of the quarter end, December 31, 2017, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

www.bridgeway.com	15

Ultra-Small Company Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

The Fund is subject to very high, above market risk (volatility) and is not an appropriate investment for short-term investors. Investments in ultra-small companies generally carry greater risk than is customarily associated with larger companies and even “small companies” for various reasons, such as narrower markets (fewer investors), limited financial resources, and greater trading difficulty.

Conclusion

Ultra-Small Company Fund remains closed to new investors. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

16	Semi-Annual Report | December 31, 2017 (Unaudited)

Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 100.98%
Consumer Discretionary - 15.08%
AMCON Distributing Co.	2,100	$ 188,685
America’s Car-Mart, Inc.*	41,700	1,861,905
Beasley Broadcast Group, Inc., Class A+	13,200	176,880
Cambium Learning Group, Inc.*	100,100	568,568
Century Casinos, Inc.*	215,100	1,963,863
China Automotive Systems, Inc.*+	9,700	46,560
China XD Plastics Co., Ltd.*	86,300	396,980
Christopher & Banks Corp.*+	225,100	285,877
Clarus Corp.*	69,919	548,864
Educational Development Corp.+	9,200	174,340
Gaming Partners International Corp.	13,300	149,492
J Alexander’s Holdings, Inc.*	40,500	392,850
Kingold Jewelry, Inc.*+	41,400	83,628
Lakeland Industries, Inc.*	116,300	1,692,165
Lee Enterprises, Inc.*+	40,500	95,175
Lincoln Educational Services Corp.*	49,564	100,119
Live Ventures, Inc.*+	12,702	202,978
MCBC Holdings, Inc.*	71,800	1,595,396
New York & Co., Inc.*	136,500	390,390
ONE Group Hospitality, Inc. (The)*+	27,400	65,486
RLJ Entertainment, Inc.*+	72,900	266,814
SORL Auto Parts, Inc.*+	256,600	1,724,352
Superior Uniform Group, Inc.	18,457	492,986
Tilly’s, Inc., Class A	50,000	738,000
US Auto Parts Network, Inc.*	46,000	115,920
VOXX International Corp.*	47,423	265,569

		14,583,842

Consumer Staples - 0.80%
Mannatech, Inc.	13,809	207,135
Natural Alternatives International, Inc.*	42,000	433,650
Reliv International, Inc.*	26,939	132,540

		773,325

Energy - 6.24%
Aspen Aerogels, Inc.*	26,600	129,808
Comstock Resources, Inc.*+	19,900	168,354
Contango Oil & Gas Co.*	90,900	428,139
Independence Contract Drilling, Inc.*+	278,300	1,107,634

Industry Company	Shares	Value

Energy (continued)
ION Geophysical Corp.*	95,589	$1,887,883
Mitcham Industries, Inc.*	131,600	417,172
NACCO Industries, Inc., Class A	46,400	1,746,960
W&T Offshore, Inc.*	46,836	155,027

		6,040,977
Financials - 20.20%
ACNB Corp.	2,700	79,785
A-Mark Precious Metals, Inc.	94,100	1,384,211
Atlas Financial Holdings, Inc.*	17,900	367,845
C&F Financial Corp.	6,852	397,416
Capitala Finance Corp.+	89,100	648,648
Central Federal Corp.*	47,800	131,450
CM Finance, Inc.+	195,000	1,589,250
Codorus Valley Bancorp, Inc.	27,907	768,280
Community West Bancshares	5,000	53,500
Consumer Portfolio Services, Inc.*	435,500	1,807,325
First United Corp.*	26,800	467,660
FS Bancorp, Inc.	6,300	343,791
Health Insurance Innovations, Inc., Class A*+	48,800	1,217,560
Horizon Technology Finance Corp.	176,100	1,975,842
Impac Mortgage Holdings, Inc.*+	8,500	86,360
KCAP Financial, Inc.+	510,000	1,739,100
Kingstone Cos., Inc.	60,300	1,133,640
Landmark Bancorp, Inc.	1,680	48,720
MFC Bancorp, Ltd.*+	5,380	41,641
Northeast Bancorp+	39,100	905,165
Provident Bancorp, Inc.*	2,600	68,770
Regional Management Corp.*	56,800	1,494,408
SB Financial Group, Inc.+	32,822	606,879
Security National Financial Corp., Class A*	78,308	415,032
Shore Bancshares, Inc.	98,300	1,641,610
ZAIS Group Holdings, Inc.*	32,500	126,425

		19,540,313
Health Care - 19.23%
American Shared Hospital Services*	79,300	205,902
Aratana Therapeutics, Inc.*+	11,800	62,068
Arrowhead Pharmaceuticals, Inc.*	19,200	70,656

www.bridgeway.com	17

Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Bioanalytical Systems, Inc.*+	164,510	$406,340
Cerecor, Inc.*	258,000	825,600
Champions Oncology, Inc.*	6,861	26,621
Chembio Diagnostics, Inc.*+	80,100	656,820
Cogentix Medical, Inc.*	25,800	81,270
Cumberland Pharmaceuticals, Inc.*	16,400	121,688
Cutera, Inc.*	46,200	2,095,170
CynergisTek, Inc.*+	71,000	287,550
Digirad Corp.	373,800	962,535
Electromed, Inc.*	191,938	1,165,064
Five Star Senior Living, Inc.*	45,228	67,842
Harvard Bioscience, Inc.*	466,900	1,540,770
HTG Molecular Diagnostics, Inc.*+	52,500	106,575
InfuSystems Holdings, Inc.*	273,798	629,735
Invitae Corp.*	34,595	314,123
Juniper Pharmaceuticals, Inc.*+	218,300	1,058,755
Kewaunee Scientific Corp.	10,200	295,800
Kindred Biosciences, Inc.*	13,900	131,355
Leap Therapeutics, Inc.*+	29,800	185,952
Misonix, Inc.*+	28,100	269,760
Neos Therapeutics, Inc.*	6,700	68,340
Novelion Therapeutics, Inc.*+	10,000	31,200
Nuvectra Corp.*+	73,400	569,584
Peregrine Pharmaceuticals, Inc.*+	3,045	11,815
Pro-Dex, Inc.*+	76,600	524,710
RTI Surgical, Inc.*	399,990	1,639,959
SeaSpine Holdings Corp.*	55,500	561,660
Sientra, Inc.*+	124,700	1,753,282
Sorrento Therapeutics, Inc.*+	31,500	119,700
Strata Skin Sciences, Inc.*+	85,000	105,400
SunLink Health Systems, Inc.*	4,700	7,473
Synlogic, Inc.*+	2,114	20,506
Veracyte, Inc.*	222,600	1,453,578
Vical, Inc.*	87,496	160,118

		18,595,276

Industrials - 14.24%
Acme United Corp.	5,200	121,680
ARC Document Solutions, Inc.*	95,300	243,015
Chicago Rivet & Machine Co.	1,900	60,420
CompX International, Inc.	1,620	21,546
Continental Materials Corp.*+	4,150	78,850

Industry Company	Shares	Value

Industrials (continued)
DMC Global, Inc.	57,200	$1,432,860
Ecology & Environment, Inc., Class A	23,232	243,936
Enphase Energy, Inc.*+	244,200	588,522
Goldfield Corp. (The)*	219,100	1,073,590
L.B. Foster Co., Class A*	58,600	1,590,990
LSI Industries, Inc.	73,300	504,304
Preformed Line Products Co.	623	44,264
Radiant Logistics, Inc.*	306,600	1,410,360
RCM Technologies, Inc.	16,100	101,269
Safe Bulkers, Inc.*	475,700	1,536,511
Sterling Construction Co., Inc.*	106,270	1,730,076
Titan Machinery, Inc.*	84,700	1,793,099
Virco Manufacturing Corp.	17,600	88,880
Willdan Group, Inc.*	46,200	1,106,028

		13,770,200

Information Technology - 18.18%
Amtech Systems, Inc.*	106,200	1,069,434
Aviat Networks, Inc.*	33,713	511,426
Digital Turbine, Inc.*+	540,500	967,495
Echelon Corp.*+	4,158	23,451
GlobalSCAPE, Inc.	98,500	349,675
Identiv, Inc.*+	36,700	122,578
Intermolecular, Inc.*	64,200	87,954
inTEST Corp.*	217,100	1,877,915
Iteris, Inc.*+	235,502	1,641,449
Luna Innovations, Inc.*	182,200	442,746
Marin Software, Inc.*+	51,600	567,600
Napco Security Technologies, Inc.*	65,200	570,500
Network-1 Technologies, Inc.	312,400	749,760
PC-Tel, Inc.	106,800	787,116
PRGX Global, Inc.*+	42,300	300,330
QuinStreet, Inc.*	123,300	1,033,254
Rubicon Technology, Inc.*+	25,600	204,800
Sigma Designs, Inc.*	301,800	2,097,510
SigmaTron International, Inc.*+	28,700	291,018
Socket Mobile, Inc.*	13,900	49,762
StarTek, Inc.*	50,900	507,473
TESSCO Technologies, Inc.+	16,200	326,430
TransAct Technologies, Inc.	33,300	441,225
Travelzoo*+	29,600	190,920
Trio-Tech International*	39,600	277,596
UTStarcom Holdings Corp.*+	12,400	69,812

18	Semi-Annual Report | December 31, 2017 (Unaudited)

Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Westell Technologies, Inc., Class A*	19,800	$74,250
Xplore Technologies Corp.*	241,200	682,596
YuMe, Inc.	265,900	1,271,002

		17,587,077

Materials - 1.87%
China Advanced Construction Materials Group, Inc.*	49,200	211,560
China Green Agriculture, Inc.*	349,600	433,504
Flexible Solutions International, Inc.*	4,507	8,203
Gulf Resources, Inc.*	330,400	488,992
Universal Stainless & Alloy Products, Inc.*	31,100	666,162

		1,808,421

Real Estate - 2.00%
American Realty Investors, Inc.*	7,100	88,757
Maui Land & Pineapple Co., Inc.*	44,200	764,660
Nam Tai Property, Inc.+	25,000	313,750
Sotherly Hotels, Inc.	29,170	188,146
Wheeler Real Estate Investment Trust, Inc.+	57,900	577,842

		1,933,155

Telecommunication Services - 3.14%
Alaska Communications Systems Group, Inc.*	409,900	1,098,532
Fusion Telecommunications International, Inc.*+	498,817	1,870,564
Hawaiian Telcom Holdco, Inc.*	2,100	64,806

		3,033,902

TOTAL COMMON STOCKS - 100.98%		97,666,488

(Cost $88,862,585)

WARRANTS - 0.00%
Novelion Therapeutics, Inc. Class Action expire 12/31/21*Δ	34,500	—
Novelion Therapeutics, Inc. DOJ/SEC expire 12/31/21*Δ	34,500	—

TOTAL WARRANTS - 0.00%		—

(Cost $ — )

	Rate^	Shares	Value

MONEY MARKET FUND - 0.00%
Fidelity Investments Money Market Government Portfolio Class I	1.14%	700	$700

TOTAL MONEY MARKET FUND - 0.00%			700

(Cost $700)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 8.28%
Fidelity Investments Money Market Government Portfolio Class I**	1.14%	8,002,941	8,002,941

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 8.28%			8,002,941

(Cost $8,002,941)

TOTAL INVESTMENTS - 109.26%			$105,670,129
(Cost $96,866,226)
Liabilities in Excess of Other Assets - (9.26%)			(8,955,890)

NET ASSETS - 100.00%			$ 96,714,239

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of December 31, 2017.
^	Rate disclosed as of December 31, 2017.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2). As such, the security is classified as Level 3 in the fair value hierarchy.
+	This security or a portion of the security is out on loan as of December 31, 2017. Total loaned securities had a value of $7,551,851 as of December 31, 2017.

www.bridgeway.com	19

Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 12/31/2017 (See Note 2 in Notes to Financial Statements):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$97,666,488	$—	$—	$97,666,488
Warrants	—	—	0	0
Money Market Fund	—	700	—	700
Investments Purchased with Cash Proceeds from Securities Lending	—	8,002,941	—	8,002,941

TOTAL	$97,666,488	$8,003,641	$0	$105,670,129

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings. See Notes to Financial Statements.

20	Semi-Annual Report | December 31, 2017 (Unaudited)

Ultra-Small Company Market Fund
MANAGER’S COMMENTARY (Unaudited)

December 31, 2017

Dear Fellow Ultra-Small Company Market Fund Shareholder,

For the quarter ended December 31, 2017, our Fund returned +2.23%, outperforming our primary market benchmark, the CRSP Cap-Based Portfolio 10 Index (+2.06%), our peer benchmark, the Lipper Micro-Cap Stock Funds Index (+1.96%), and the Russell Microcap Index (+1.80%). Our Fund underperformed the Russell 2000 Index (+3.34%).

For the six-month semi-annual period ended December 31, 2017, our Fund returned +9.01%. It trailed the CRSP Cap-Based Portfolio 10 Index (+9.20%) and the Russell 2000 Index (+9.20%), but outperformed the Lipper Micro-Cap Stock Funds Index (+8.60%) and the Russell Microcap Index (+8.58%).

For the calendar year, our Fund returned +12.47%, underperforming the CRSP Cap-Based Portfolio 10 Index (+13.46%), the Lipper Micro-Cap Stock Funds Index (+14.87%), the Russell 2000 Index (+14.65%), and the Russell Microcap Index (+13.17%).

The table below presents our December quarter, six-month, one-year, five-year, 10-year, 15-year, and inception-to-date financial results. See the next page for a graph of performance since inception.

Standardized Returns as of December 31, 2017

					Annualized
	Quarter	6 Months	1 Year	5 Years	10 Years	15 Years	Since Inception (7/31/97)

Ultra-Small Company Market Fund	2.23%	9.01%	12.47%	14.62%	7.59%	11.20%	10.91%
CRSP Cap-Based Portfolio 10 Index	2.06%	9.20%	13.46%	13.32%	9.08%	12.94%	10.96%
Russell 2000 Index	3.34%	9.20%	14.65%	14.12%	8.71%	11.17%	8.04%
Russell Microcap Index	1.80%	8.58%	13.17%	14.29%	7.68%	10.34%	N/A
Lipper Micro-Cap Stock Funds Index	1.96%	8.60%	14.87%	13.82%	7.72%	10.61%	8.27%

Performance figures quoted in the table above represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The CRSP Cap-Based Portfolio 10 Index is an unmanaged index of 753 of the smallest publicly traded U.S. stocks with dividends reinvested, as reported by the Center for Research in Security Prices. The Russell Microcap Index is an unmanaged, market value weighted index that measures performance of 1,000 of the smallest securities in the Russell 2000 Index. The Russell 2000 Index is an unmanaged, market value weighted index that measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. The Lipper Micro-Cap Stock Funds Index is an index of micro-cap funds compiled by Lipper, Inc. It is not possible to invest directly in an index. Periods longer than one year are annualized.

According to data from Lipper, Inc. as of December 31, 2017, Ultra-Small Company Market Fund ranked 31st of 70 micro-cap funds for the 12 months ended December 31, 2017, 20th of 60 over the last five years, 25th of 40 over the last 10 years, and 4th of 17 since inception in July 1997. Lipper, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns.

www.bridgeway.com	21

Ultra-Small Company Market Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Growth of a $10,000 Investment

from Inception July 31,1997 to December 31, 2017

*	The Russell Microcap Index began on 6/30/2000, and the line graph for the Index begins at the same value as the Fund on that date.

Detailed Explanation of Quarterly Performance

The Fund on average held nearly 20% of assets outside of CRSP 10, due to certain stocks appreciating above the CRSP 10 cutoff. These holdings slightly benefited relative performance. The Fund’s sidestepping strategies, which eliminate exposure to stocks with high probability of steep price decline, major financial distress or bankruptcy, also helped relative returns. However, an overweighting in the benchmark’s highest-momentum stocks detracted from relative performance, as high-momentum stocks lagged in the ultra-small universe during the quarter.

The Fund’s stock selection effect was negative, with holdings in the Health Care and Financials sectors detracting the most from relative performance.

The table below presents index performance numbers for stocks in the different CRSP deciles during various time periods.

					Annualized
CRSP Decile[1]	Quarter	6 Months	1 Year	5 Years	10 Years	92 Years
1 (ultra-large)	7.02%	12.29%	23.49%	15.85%	8.33%	9.44%
2	6.38%	9.72%	18.69%	16.38%	9.26%	10.64%
3	8.64%	13.48%	23.26%	16.10%	9.99%	11.15%
4	5.99%	11.22%	18.08%	14.24%	9.82%	10.92%
5	4.96%	8.81%	15.75%	13.28%	10.01%	11.51%
6	4.82%	13.13%	20.05%	14.52%	9.51%	11.47%
7	3.48%	9.06%	14.73%	15.49%	10.69%	11.61%
8	2.10%	9.49%	12.08%	13.25%	10.21%	11.54%
9	2.64%	8.34%	12.76%	15.05%	10.08%	11.58%
10 (ultra-small)	2.06%	9.20%	13.46%	13.32%	9.08%	13.30%

[1]	Performance figures are as of the period ended December 31, 2017. The CRSP Cap-Based Portfolio Indexes are unmanaged indexes of publicly traded U.S. stocks with dividends reinvested, grouped by market capitalization, as reported by the Center for Research in Security Prices. Past performance is no guarantee of future results.

22	Semi-Annual Report | December 31, 2017 (Unaudited)

Ultra-Small Company Market Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Detailed Explanation of Calendar Year Performance

An overweighting in the highest-momentum stocks hurt relative returns, as the benchmark’s highest-momentum stocks suffered losses during the calendar year. During the calendar year, the Fund held an average of approximately 17% of its assets outside of CRSP 10, due to stocks that had appreciated above the CRSP 10 cutoff. This positioning boosted relative returns, as some of these larger stocks outperformed the CRSP 10 benchmark. The Fund’s sidestepping strategies also helped relative results.

The Fund’s stock selection effect was negative. Holdings in the Materials, Health Care, Real Estate, and Energy sectors detracted most from relative performance.

Top Ten Holdings as of December 31, 2017

Rank	Description	Industry	% of Net Assets
1	ION Geophysical Corp.	Energy	0.7%
2	Utah Medical Products, Inc.	Health Care	0.6%
3	Verso Corp., Class A	Materials	0.6%
4	Citi Trends, Inc.	Consumer Discretionary	0.5%
5	Boot Barn Holdings, Inc.	Consumer Discretionary	0.5%
6	Hurco Cos., Inc.	Industrials	0.5%
7	Care.com, Inc.	Information Technology	0.5%
8	AXT, Inc.	Information Technology	0.4%
9	Tilly’s, Inc., Class A	Consumer Discretionary	0.4%
10	Twin Disc, Inc.	Industrials	0.4%

	Total		5.1%

Industry Sector Representation as of December 31, 2017

	% of Net Assets	% of CRSP 10 Index	Difference
Consumer Discretionary	14.3%	15.4%	-1.1%
Consumer Staples	1.8%	2.4%	-0.6%
Energy	10.2%	10.8%	-0.6%
Financials	19.3%	19.3%	0.0%
Health Care	18.8%	18.5%	0.3%
Industrials	12.7%	11.7%	1.0%
Information Technology	15.1%	14.4%	0.7%
Materials	3.9%	4.1%	-0.2%
Real Estate	1.1%	1.9%	-0.8%
Telecommunication Services	0.8%	0.5%	0.3%
Utilities	1.2%	1.0%	0.2%
Cash & Other Assets	0.8%	0.0%	0.8%

Total	100.0%	100.0%

Disclaimer

The views expressed here are exclusively those of Fund management. These views, including those related to market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of the quarter end, December 31, 2017, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

www.bridgeway.com	23

Ultra-Small Company Market Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

The Fund is subject to very high, above market risk (volatility) and is not an appropriate investment for short-term investors. Investments in ultra-small companies generally carry greater risk than is customarily associated with larger companies and even “small companies” for various reasons, such as narrower markets (fewer investors), limited financial resources and greater trading difficulty.

Conclusion

Thank you for your continued investment in Ultra-Small Company Market Fund. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

24	Semi-Annual Report | December 31, 2017 (Unaudited)

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.05%
Consumer Discretionary - 14.25%
A.H. Belo Corp., Class A	8,400	$ 40,320
AMCON Distributing Co.	3,900	350,415
Ark Restaurants Corp.	17,900	483,658
Ascent Capital Group, Inc., Class A*+	61,400	705,486
Ballantyne Strong, Inc.*	117,020	544,143
Beasley Broadcast Group, Inc., Class A+	28,125	376,875
Big 5 Sporting Goods Corp.+	70,748	537,685
Boot Barn Holdings, Inc.*+	108,000	1,793,880
Bridgepoint Education, Inc.*	124,500	1,033,350
Build-A-Bear Workshop, Inc.*	29,500	271,400
CafePress, Inc.*	42,588	78,362
Cherokee, Inc.*	60,000	114,000
China XD Plastics Co., Ltd.*	56,000	257,600
Christopher & Banks Corp.*	197,800	251,206
Citi Trends, Inc.	68,800	1,820,448
Clarus Corp.*	69,600	546,360
Collectors Universe, Inc.	36,960	1,058,534
Container Store Group, Inc. (The)*+	213,300	1,011,042
CSS Industries, Inc.	29,150	811,244
Delta Apparel, Inc.*+	32,988	666,358
Destination Maternity Corp.*+	96,355	286,174
Destination XL Group, Inc.*+	70,822	155,808
DGSE Cos., Inc.*	8,045	7,490
Dixie Group, Inc. (The)*	100,600	387,310
Dover Downs Gaming & Entertainment, Inc.*	50,000	51,000
Dover Motorsports, Inc.	123,396	240,622
Drive Shack, Inc.	105,000	580,650
Educational Development Corp.+	41,200	780,740
Emerson Radio Corp.*	198,100	289,206
Escalade, Inc.	39,780	489,294
EVINE Live, Inc.*	496,286	694,800
Famous Dave’s of America, Inc.*+	45,200	298,320
Francesca’s Holdings Corp.*	50,000	365,500
Fred’s, Inc., Class A+	175,000	708,750
Gaia, Inc.*	48,400	600,160
Gaming Partners International Corp.	56,300	632,812
Golden Entertainment, Inc.*	2,245	73,299
Habit Restaurants, Inc. (The), Class A*+	40,000	382,000
Harte-Hanks, Inc.*	233,400	221,427

Industry Company	Shares	Value

Consumer Discretionary (continued)
Hemisphere Media Group, Inc.*	20,000	$ 231,000
Horizon Global Corp.*+	10,700	150,014
J Alexander’s Holdings, Inc.*	83,800	812,860
JAKKS Pacific, Inc.*+	196,400	461,540
Jamba, Inc.*+	51,462	414,784
Johnson Outdoors, Inc., Class A	3,300	204,897
Kirkland’s, Inc.*	91,900	1,099,584
Kona Grill, Inc.*+	102,500	179,375
Lakeland Industries, Inc.*+	51,557	750,154
Lee Enterprises, Inc.*+	232,700	546,845
Libbey, Inc.+	15,000	112,800
Liberty Tax, Inc.	70,300	773,300
Lifetime Brands, Inc.	57,700	952,050
Lincoln Educational Services Corp.*	103,400	208,868
Luby’s, Inc.*	164,500	434,280
MCBC Holdings, Inc.*	30,000	666,600
McClatchy Co. (The), Class A*+	20,011	178,698
Nathan’s Famous, Inc.	7,691	580,670
National American University Holdings, Inc.	280,000	392,000
Nevada Gold & Casinos, Inc.*	120,000	320,400
New Home Co. Inc., (The)*	73,400	919,702
New York & Co., Inc.*	308,500	882,310
Noodles & Co.*+	144,000	756,000
P&F Industries, Inc., Class A	10,500	89,250
Papa Murphy’s Holdings, Inc.*+	88,900	478,282
Peak Resorts, Inc.	76,000	410,400
Perry Ellis International, Inc.*	35,000	876,400
Red Lion Hotels Corp.*	87,000	856,950
Rocky Brands, Inc.	72,200	1,364,580
Saga Communications, Inc., Class A	16,866	682,230
Salem Media Group, Inc.	145,100	652,950
Shiloh Industries, Inc.*	124,293	1,019,203
Skyline Corp.*	20,100	258,285
SORL Auto Parts, Inc.*+	79,900	536,928
Sportsman’s Warehouse Holdings, Inc.*+	164,015	1,084,139
Stanley Furniture Co., Inc.*	66,383	57,753
Stein Mart, Inc.+	60,800	70,528
Strattec Security Corp.	16,700	727,285
Superior Uniform Group, Inc.	22,000	587,620
Sypris Solutions, Inc.*	39,404	53,983

www.bridgeway.com	25

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Tandy Leather Factory, Inc.*+	82,000	$ 631,400
Tilly’s, Inc., Class A	102,175	1,508,103
Town Sports International Holdings, Inc.*	173,571	963,319
Townsquare Media, Inc., Class A*	74,357	571,062
Trans World Entertainment Corp.*	198,403	362,085
TravelCenters of America LLC*	241,800	991,380
Tuesday Morning Corp.*+	125,000	343,750
Turtle Beach Corp.*	267,416	121,139
Unique Fabricating, Inc.+	50,000	371,000
Universal Technical Institute, Inc.*	145,000	348,000
UQM Technologies, Inc.*	50,000	69,500
US Auto Parts Network, Inc.*	164,751	415,173
VOXX International Corp.*	134,500	753,200
Xcel Brands, Inc.*	44,000	145,200
YogaWorks, Inc.*+	70,000	198,100
ZAGG, Inc.*	35,000	645,750

		50,271,386

Consumer Staples - 1.85%
Alico, Inc.+	8,700	256,650
Castle Brands, Inc.*+	899,187	1,097,008
CCA Industries, Inc.*+	15,752	49,619
Lifeway Foods, Inc.*	90,152	721,216
Limoneira Co.	2,596	58,150
Mannatech, Inc.	13,600	204,000
Natural Alternatives International, Inc.*	34,910	360,446
Natural Grocers by Vitamin Cottage, Inc.*+	136,000	1,214,480
Oil-Dri Corp. of America	27,500	1,141,250
Orchids Paper Products Co.+	44,600	570,880
Reed’s, Inc.*+	53,700	83,235
Rocky Mountain Chocolate Factory, Inc.+	30,000	354,000
Seneca Foods Corp., Class A*	7,000	215,250
United-Guardian, Inc.	10,000	185,000

		6,511,184

Energy - 10.14%
Adams Resources & Energy, Inc.	24,300	1,057,050
Aemetis, Inc.*	185,439	101,991
Amyris, Inc.*+	70,500	264,375

Industry Company	Shares	Value

Energy (continued)
Approach Resources, Inc.*+	389,900	$ 1,154,104
Aspen Aerogels, Inc.*+	168,130	820,474
Bristow Group, Inc.+	100,000	1,347,000
CARBO Ceramics, Inc.*+	50,500	514,090
Cloud Peak Energy, Inc.*	250,000	1,112,500
Comstock Resources, Inc.*+	122,680	1,037,873
Contango Oil & Gas Co.*	110,000	518,100
Dawson Geophysical Co.*	128,139	636,851
Earthstone Energy, Inc., Class A*+	44,002	467,741
Era Group, Inc.*	97,350	1,046,512
Evolution Petroleum Corp.+	217,123	1,487,293
Gastar Exploration, Inc.*+	780,200	819,210
Geospace Technologies Corp.*	46,663	605,219
Goodrich Petroleum Corp.*	50,000	545,500
Gulf Island Fabrication, Inc.	88,000	1,181,400
Hornbeck Offshore Services, Inc.*	3,900	12,129
Independence Contract Drilling, Inc.*	273,000	1,086,540
ION Geophysical Corp.*+	127,816	2,524,366
Jones Energy, Inc., Class A*+	243,958	268,354
Key Energy Services, Inc.*	89,000	1,049,310
Lilis Energy, Inc.*	170,000	868,700
Lonestar Resources US, Inc., Class A*	186,500	740,405
Matrix Service Co.*	65,000	1,157,000
Mexco Energy Corp.*	12,000	47,160
Mitcham Industries, Inc.*	141,900	449,823
Natural Gas Services Group, Inc.*	47,185	1,236,247
New Concept Energy, Inc.*+	8,400	13,094
Northern Oil and Gas, Inc.*+	326,000	668,300
Overseas Shipholding Group, Inc., Class A*	335,000	917,900
Panhandle Oil & Gas, Inc., Class A	23,594	484,857
Parker Drilling Co.*	679,630	679,630
PetroQuest Energy, Inc.*	138,457	261,684
PHI, Inc.*	104,550	1,209,644
Pioneer Energy Services Corp.*	395,000	1,204,750
Resolute Energy Corp.*+	38,000	1,195,860
REX American Resources Corp.*	9,249	765,725
SEACOR Marine Holdings, Inc.*+	45,440	531,648
SilverBow Resources, Inc.*	15,000	445,800
Smart Sand, Inc.*+	50,000	433,000

26	Semi-Annual Report | December 31, 2017 (Unaudited)

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Energy (continued)
Uranium Energy Corp.*+	395,000	$ 699,150
VAALCO Energy, Inc.*	237,100	165,282
W&T Offshore, Inc.*	325,000	1,075,750
Westmoreland Coal Co.*	100,660	121,799
Willbros Group, Inc.*	300,000	426,000
Zion Oil & Gas, Inc.*+	132,285	285,736

		35,742,926

Financials - 19.27%
1347 Property Insurance Holdings, Inc.*	38,400	280,320
1st Constitution Bancorp+	38,733	714,624
A-Mark Precious Metals, Inc.	44,500	654,595
American National Bankshares, Inc.	29,746	1,139,272
American River Bankshares	56,000	854,000
AmeriServ Financial, Inc.	155,671	646,035
Anchor Bancorp, Inc.*+	22,000	545,600
Ashford, Inc.*+	4,000	372,000
Asta Funding, Inc.*	68,400	506,160
Atlantic American Corp.	56,056	187,788
Atlantic Coast Financial Corp.*+	57,150	538,924
Atlanticus Holdings Corp.*	60,812	145,949
Auburn National Bancorporation, Inc.+	2,974	116,997
B. Riley Financial, Inc.+	13,212	239,137
Bank of Commerce Holdings	87,441	1,005,572
Bankwell Financial Group, Inc.	20,937	718,977
BCB Bancorp, Inc.	55,212	800,574
Bryn Mawr Bank Corp.	3,200	141,440
C&F Financial Corp.	15,400	893,200
Capitala Finance Corp.+	66,280	482,518
Capstar Financial Holdings, Inc.*	40,000	830,800
CB Financial Services, Inc.	21,700	658,595
Chemung Financial Corp.	14,998	721,404
Citizens Community Bancorp, Inc.	35,600	480,244
Citizens First Corp.+	2,633	63,192
Citizens Holding Co.	20,670	478,510
CM Finance, Inc.	78,000	635,700
Codorus Valley Bancorp, Inc.	28,061	772,519
Cohen & Co., Inc.+	3,000	24,060
Colony Bankcorp, Inc.	22,868	332,729
Community West Bancshares	38,357	410,420
Consumer Portfolio Services, Inc.*	155,100	643,665

Industry Company	Shares	Value

Financials (continued)
County Bancorp, Inc.	24,000	$ 714,240
Eagle Bancorp Montana, Inc.+	6,289	131,755
eHealth, Inc.*	30,000	521,100
Entegra Financial Corp.*	26,800	783,900
ESSA Bancorp, Inc.	59,000	924,530
Evans Bancorp, Inc.	18,701	783,572
Farmers Capital Bank Corp.	27,058	1,041,733
Federated National Holding Co.	49,012	812,129
First Acceptance Corp.*	394,700	469,693
First Bancorp, Inc.	20,800	566,384
First Bancshares, Inc. (The)	30,094	1,029,215
First Bank+	19,345	267,928
First Business Financial Services, Inc.	42,308	935,853
First Financial Northwest, Inc.	47,000	728,970
First Guaranty Bancshares, Inc.	3,411	85,275
First Internet Bancorp	25,000	953,750
First Northwest Bancorp*	15,000	244,500
First United Corp.*	12,192	212,750
GAIN Capital Holdings, Inc.+	54,400	544,000
Great Elm Capital Group, Inc.*	1,666	6,747
Guaranty Federal Bancshares, Inc.+	20,856	458,832
Hallmark Financial Services, Inc.*	80,400	838,572
Hawthorn Bancshares, Inc.+	26,000	539,500
Health Insurance Innovations, Inc., Class A*+	30,300	755,985
HMN Financial, Inc.*	30,000	574,500
Home Bancorp, Inc.	26,500	1,145,330
HopFed Bancorp, Inc.	32,988	469,089
Horizon Technology Finance Corp.	24,400	273,768
Impac Mortgage Holdings, Inc.*+	23,700	240,792
Independence Holding Co.+	37,243	1,022,320
Investar Holding Corp.	5,000	120,500
Investors Title Co.	2,028	402,254
JMP Group LLC+	96,851	542,366
KCAP Financial, Inc.+	156,600	534,006
Lake Shore Bancorp, Inc.+	22,150	379,872
Landmark Bancorp, Inc.	12,773	370,417
Malvern Bancorp, Inc.*+	34,800	911,760
Marlin Business Services Corp.	64,500	1,444,800

www.bridgeway.com	27

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Financials (continued)
MBT Financial Corp.	119,185	$ 1,263,361
Medallion Financial Corp.*+	95,411	339,663
Medley Management, Inc., Class A+	62,400	405,600
Mid Penn Bancorp, Inc.+	14,348	494,289
MidSouth Bancorp, Inc.+	24,700	327,275
Monroe Capital Corp.	61,403	844,291
MSB Financial Corp./MD	25,000	447,500
MutualFirst Financial, Inc.	38,911	1,500,019
Northeast Bancorp	35,000	810,250
Northrim BanCorp, Inc.	34,750	1,176,288
Norwood Financial Corp.+	12,749	420,717
Oaktree Strategic Income Corp.	103	865
Ohio Valley Banc Corp.+	19,500	787,800
Oppenheimer Holdings, Inc., Class A	31,250	837,500
Pacific Mercantile Bancorp*+	83,319	729,041
Penns Woods Bancorp, Inc.+	16,400	763,912
Peoples Bancorp of North Carolina, Inc.	27,830	854,103
Premier Financial Bancorp, Inc.	48,220	968,258
Provident Financial Holdings, Inc.	38,617	710,553
Pzena Investment Management, Inc., Class A	52,800	563,376
Regional Management Corp.*	47,000	1,236,570
Riverview Bancorp, Inc.	82,206	712,726
Safeguard Scientifics, Inc.*	19,500	218,400
Security National Financial Corp., Class A*	53,043	281,128
Select Bancorp, Inc.*+	54,676	690,558
Shore Bancshares, Inc.	42,500	709,750
SI Financial Group, Inc.	47,676	700,837
Silvercrest Asset Management Group Inc., Class A	50,002	802,532
Southern First Bancshares, Inc.*	21,215	875,119
Southern Missouri Bancorp, Inc.	30,000	1,127,700
Southern National Bancorp of Virginia, Inc.	50,194	804,610
Summit State Bank	17,200	220,160
Sussex Bancorp+	23,000	618,700
TheStreet, Inc.*	272,700	395,415
Timberland Bancorp, Inc.	34,222	908,594

Industry Company	Shares	Value

Financials (continued)
Two River Bancorp+	39,968	$ 724,620
Union Bankshares, Inc./Morrisville VT+	1,934	102,405
United Community Bancorp+	26,200	555,440
United Security Bancshares	5,400	59,400
Unity Bancorp, Inc.	46,500	918,375
Wayne Savings Bancshares, Inc.	19,900	367,155
Western New England Bancorp, Inc.	78,362	854,146

		67,947,208

Health Care - 18.73%
AAC Holdings, Inc.*+	98,000	882,000
AcelRx Pharmaceuticals, Inc.*+	241,150	488,329
Actinium Pharmaceuticals, Inc.*	140,200	93,037
Advaxis, Inc.*+	183,400	520,856
Adverum Biotechnologies, Inc.*+	183,900	643,650
Aeglea BioTherapeutics, Inc.*	75,000	405,750
Agile Therapeutics, Inc.*+	123,000	330,870
Alimera Sciences, Inc.*+	460,000	611,800
Almost Family, Inc.*	2,400	132,840
Alphatec Holdings, Inc.*+	69,800	185,668
Alpine Immune Sciences, Inc.*	35,000	392,000
Altimmune, Inc.+	79,327	157,861
Apollo Endosurgery, Inc.*+	79,000	442,400
Applied Genetic Technologies Corp.*	92,400	332,640
Aptevo Therapeutics, Inc.*+	45,802	194,200
Aquinox Pharmaceuticals, Inc.*+	50,000	588,000
Aratana Therapeutics, Inc.*+	156,983	825,731
Ardelyx, Inc.*+	117,500	775,500
ArQule, Inc.*	289,393	477,498
Arrowhead Pharmaceuticals, Inc.*	200,000	736,000
Asterias Biotherapeutics, Inc.*+	138,363	311,317
aTyr Pharma, Inc.*+	102,697	359,440
AVEO Pharmaceuticals, Inc.*	280,000	781,200
Axsome Therapeutics, Inc.*+	50,000	280,000
Bellerophon Therapeutics, Inc.*	23,000	59,340
BioScrip, Inc.*	277,000	806,070

28	Semi-Annual Report | December 31, 2017 (Unaudited)

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Health Care (continued)
Bovie Medical Corp.*+	124,970	$ 324,922
Calithera Biosciences, Inc.*+	47,600	397,460
Cara Therapeutics, Inc.*	55,000	673,200
CareDx, Inc.*+	78,598	576,909
Cascadian Therapeutics, Inc.*	222,700	823,990
Castlight Health, Inc., Class B*+	45,500	170,625
Cellular Biomedicine Group, Inc.*+	67,800	769,530
ChemoCentryx, Inc.*+	48,496	288,551
Chiasma, Inc.*+	172,389	293,061
Chimerix, Inc.*	204,100	944,983
Cidara Therapeutics, Inc.*+	94,000	639,200
Clearside Biomedical, Inc.*+	99,200	694,400
Conatus Pharmaceuticals, Inc.*	113,000	522,060
Concert Pharmaceuticals, Inc.*	40,000	1,034,800
ConforMIS, Inc.*+	159,200	378,896
Corindus Vascular Robotics, Inc.*+	400,483	404,488
Corium International, Inc.*	99,575	956,916
CorMedix, Inc.*+	127,701	64,106
Corvus Pharmaceuticals, Inc.*+	85,000	880,600
Cumberland Pharmaceuticals, Inc.*	192,500	1,428,350
Curis, Inc.*	377,460	264,222
Dicerna Pharmaceuticals, Inc.*+	141,600	1,278,648
Digirad Corp.+	150,000	386,250
Durect Corp.*+	708,600	653,187
Egalet Corp.*+	49,400	49,400
Eiger BioPharmaceuticals, Inc.*+	50,000	697,500
Electromed, Inc.*	70,000	424,900
Eleven Biotherapeutics, Inc.*	65,000	52,715
Endocyte, Inc.*+	249,000	1,065,720
Fate Therapeutics, Inc.*	180,000	1,099,800
Flex Pharma, Inc.*+	65,189	227,510
Fluidigm Corp.*	43,772	257,817
Fulgent Genetics, Inc.*+	78,100	342,078
Gemphire Therapeutics, Inc.*+	46,000	365,700
Genesis Healthcare, Inc.*	330,000	251,757
GlycoMimetics, Inc.*+	36,764	617,268
Harvard Bioscience, Inc.*	317,017	1,046,156
Histogenics Corp.*	100,000	205,000

Industry Company	Shares	Value

Health Care (continued)
Immune Design Corp.*+	115,000	$ 448,500
Infinity Pharmaceuticals, Inc.*+	350,000	710,500
InfuSystems Holdings, Inc.*	124,900	287,270
InVivo Therapeutics Holdings Corp.*+	121,350	93,440
Invuity, Inc.*+	75,000	465,000
IRIDEX Corp.*+	56,900	433,578
IsoRay, Inc.*	218,700	87,327
Juniper Pharmaceuticals, Inc.*+	37,200	180,420
Kadmon Holdings, Inc.*+	283,000	1,024,460
KalVista Pharmaceuticals, Inc.*+	6,000	58,500
Kewaunee Scientific Corp.	14,000	406,000
Kura Oncology, Inc.*	67,200	1,028,160
Leap Therapeutics, Inc.*+	6,500	40,560
Matinas BioPharma Holdings, Inc.*	189,000	219,240
MediciNova, Inc.*+	122,710	793,934
Melinta Therapeutics, Inc.*	30,000	474,000
Minerva Neurosciences, Inc.*+	120,700	730,235
Misonix, Inc.*	25,000	240,000
Navidea Biopharmaceuticals, Inc.*+	548,580	196,666
Neos Therapeutics, Inc.*+	40,100	409,020
NewLink Genetics Corp.*+	100,000	811,000
NovaBay Pharmaceuticals, Inc.*+	2,000	7,700
Novan, Inc.*+	22,688	95,743
Nuvectra Corp.*	35,300	273,928
Obalon Therapeutics, Inc.*	45,000	297,450
Ocular Therapeutix, Inc.*+	100,000	445,000
Oncobiologics, Inc.*	113,000	146,900
Oncocyte Corp.*+	130,000	604,500
OncoMed Pharmaceuticals, Inc.*+	75,000	307,500
Orexigen Therapeutics, Inc.*+	49,100	63,339
Organovo Holdings, Inc.*+	150,000	201,000
OvaScience, Inc.*	350,000	490,000
Ovid Therapeutics, Inc.*	35,000	345,450
Pain Therapeutics, Inc.*+	15,765	63,060
Palatin Technologies, Inc.*	546,000	468,959
Pfenex, Inc.*	94,500	251,370
Protagonist Therapeutics, Inc.*+	39,000	811,200
Protalix BioTherapeutics, Inc.*	271,672	179,630

www.bridgeway.com	29

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Proteostasis Therapeutics, Inc.*	139,500	$ 813,285
pSivida Corp.*+	100,000	108,000
Pulmatrix, Inc.*+	100,000	141,000
Quorum Health Corp.*+	55,000	343,200
RadNet, Inc.*	25,000	252,500
Regional Health Properties, Inc.*	109,601	18,632
Rexahn Pharmaceuticals, Inc.*+	50,100	101,202
RTI Surgical, Inc.*	191,900	786,790
SCYNEXIS, Inc.*+	150,000	348,000
SeaSpine Holdings Corp.*+	78,600	795,432
Selecta Biosciences, Inc.*+	25,000	245,250
Senseonics Holdings, Inc.*+	204,727	544,574
Sientra, Inc.*	79,200	1,113,552
Sierra Oncology, Inc.*+	164,300	612,839
Syndax Pharmaceuticals, Inc.*	50,500	442,380
Synlogic, Inc.*+	56,428	547,352
T2 Biosystems, Inc.*+	125,000	515,000
Tabula Rasa HealthCare, Inc.*	46,800	1,312,740
Tactile Systems Technology, Inc.*+	25,000	724,500
Tetraphase Pharmaceuticals, Inc.*+	75,000	472,500
Tocagen, Inc.*+	100,000	1,025,000
Tracon Pharmaceuticals, Inc.*+	25,000	83,750
Utah Medical Products, Inc.	25,400	2,067,560
Veracyte, Inc.*	112,400	733,972
Verastem, Inc.*+	153,900	472,473
Vital Therapies, Inc.*+	85,000	505,750
VIVUS, Inc.*	392,100	197,069
VolitionRX, Ltd.*	80,000	235,200
Voyager Therapeutics, Inc.*+	70,000	1,162,000
vTv Therapeutics, Inc. Class A*+	60,000	360,600
XOMA Corp.*+	14,900	530,440
Zafgen, Inc.*+	85,434	394,705
Zynerba Pharmaceuticals, Inc.*+	40,000	500,800

		66,065,258

Industrials - 12.66%
Acacia Research Corp.*	81,800	331,290
Acme United Corp.	7,735	180,999
AeroCentury Corp.*	10,900	166,116
Air Industries Group*+	40,000	67,600
Allied Motion Technologies, Inc.	35,650	1,179,658

Industry Company	Shares	Value

Industrials (continued)
Alpha Pro Tech, Ltd.*+	181,200	$ 724,800
American Superconductor Corp.*+	70,100	254,463
AMREP Corp.*	30,100	210,700
ARC Document Solutions, Inc.*	195,000	497,250
Arotech Corp.*+	121,367	430,853
BG Staffing, Inc.+	37,500	597,750
BlueLinx Holdings, Inc.*+	35,600	347,456
CAI International, Inc.*	30,000	849,600
Celadon Group, Inc.+	55,700	356,480
Cenveo, Inc.*+	42,662	38,396
Chicago Rivet & Machine Co.	10,000	318,000
Cogint, Inc.*+	73,600	323,840
Command Security Corp.*+	44,600	136,922
Commercial Vehicle Group, Inc.*	91,000	972,790
CompX International, Inc.	3,200	42,560
Covenant Transportation Group, Inc., Class A*	15,079	433,220
CPI Aerostructures, Inc.*	31,300	280,135
CRA International, Inc.	32,000	1,438,400
DMC Global, Inc.	59,100	1,480,455
Ducommun, Inc.*	14,500	412,525
Eastern Co. (The)	33,600	878,640
Ecology & Environment, Inc., Class A	7,000	73,500
Enphase Energy, Inc.*+	96,000	231,360
EnviroStar, Inc.+	35,000	1,400,000
Espey Manufacturing & Electronics Corp.	10,700	256,393
Franklin Covey Co.*	33,334	691,680
FreightCar America, Inc.	20,000	341,600
Fuel Tech, Inc.*	118,628	132,863
Gencor Industries, Inc.*	71,450	1,182,498
General Finance Corp.*+	136,723	929,716
Goldfield Corp. (The)*	158,080	774,592
Graham Corp.+	35,900	751,387
Great Lakes Dredge & Dock Corp.*	205,100	1,107,540
Hardinge, Inc.	53,300	928,486
HC2 Holdings, Inc.*	104,000	618,800
Highpower International, Inc.*+	50,000	185,000
Hill International, Inc.*	201,551	1,098,453
Houston Wire & Cable Co.*+	83,300	599,760
Hudson Global, Inc.*	125,000	281,250
Hurco Cos., Inc.	41,334	1,744,295
Innovative Solutions & Support, Inc.*	172,054	505,839

30	Semi-Annual Report | December 31, 2017 (Unaudited)

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Intersections, Inc.*+	85,300	$ 192,778
Key Technology, Inc.*	43,900	809,077
L.B. Foster Co., Class A*	44,000	1,194,600
L.S. Starrett Co. (The), Class A	50,636	435,470
Lawson Products, Inc.*	32,400	801,900
Layne Christensen Co.*	81,430	1,021,946
LSI Industries, Inc.	120,100	826,288
Mastech Digital, Inc.*	6,250	62,875
Miller Industries, Inc.	29,800	768,840
Orion Group Holdings, Inc.*	108,200	847,206
PAM Transportation Services, Inc.*	29,400	1,022,532
Patriot Transportation Holding, Inc.*	30,871	543,021
Performant Financial Corp.*	305,000	503,250
Perma-Pipe International Holdings, Inc.*	71,100	639,900
Radiant Logistics, Inc.*	221,300	1,017,980
RCM Technologies, Inc.	111,510	701,398
SIFCO Industries, Inc.*	16,024	106,564
Sparton Corp.*	48,300	1,113,798
Tel-Instrument Electronics Corp.*	15,000	39,000
Transcat, Inc.*	5,200	74,100
Twin Disc, Inc.*+	56,600	1,503,862
Ultralife Corp.*	112,400	736,220
Virco Manufacturing Corp.	14,600	73,730
Volt Information Sciences, Inc.*	165,900	630,420
Willdan Group, Inc.*	45,000	1,077,300
Willis Lease Finance Corp.*	39,000	973,830
Xerium Technologies, Inc.*	33,550	142,923

		44,646,718

Information Technology - 15.04%
Aerohive Networks, Inc.*+	210,000	1,224,300
Agilysys, Inc.*	75,000	921,000
ALJ Regional Holdings, Inc.*+	88,000	277,200
Amber Road, Inc.*	123,300	905,022
American Software, Inc., Class A	15,700	182,591
Amtech Systems, Inc.*	57,500	579,025
AstroNova, Inc.	32,800	459,200
Aviat Networks, Inc.*+	22,086	335,045
Avid Technology, Inc.*+	150,000	808,500
Aware, Inc.*	24,979	112,406
AXT, Inc.*	176,006	1,531,252
Black Box Corp.	37,345	132,575
Brightcove, Inc.*	143,300	1,017,430

Industry Company	Shares	Value

Information Technology (continued)
BSQUARE Corp.*	79,500	$ 369,675
Care.com, Inc.*	90,000	1,623,600
Clearfield, Inc.*+	58,000	710,500
Communications Systems, Inc.	103,800	377,832
Computer Task Group, Inc.*	58,800	299,880
Concurrent Computer Corp.	75,700	436,789
CPI Card Group, Inc.+	59,000	216,530
CSP, Inc.	38,700	614,943
CyberOptics Corp.*	42,550	638,250
DHI Group, Inc.*	137,800	261,820
Digi International, Inc.*	105,000	1,002,750
DSP Group, Inc.*	83,500	1,043,750
Echelon Corp.*	30,000	169,200
Edgewater Technology, Inc.*	91,212	569,163
EMCORE Corp.*	116,202	749,503
Everspin Technologies, Inc.*+	44,000	330,000
Frequency Electronics, Inc.*	41,000	383,760
GlobalSCAPE, Inc.	176,600	626,930
GSE Systems, Inc.*	195,125	634,156
GSI Technology, Inc.*+	161,417	1,284,879
Harmonic, Inc.*	1,300	5,460
ID Systems, Inc.*	83,000	576,020
IEC Electronics Corp.*	73,450	302,614
Information Services Group, Inc.*	183,300	764,361
Innodata, Inc.*	294,955	401,139
Inseego Corp.*+	46,900	75,509
Intelligent Systems Corp.*+	35,362	161,251
Intermolecular, Inc.*	247,600	339,212
inTEST Corp.*	49,500	428,175
Intevac, Inc.*	82,933	568,091
IntriCon Corp.*	21,500	425,700
Inuvo, Inc.*	140,600	113,886
iPass, Inc.*	50,000	25,995
Issuer Direct Corp.+	25,000	458,750
Iteris, Inc.*	60,520	421,824
Key Tronic Corp.*	57,100	389,993
KVH Industries, Inc.*	84,510	874,678
Leaf Group, Ltd.*+	80,000	792,000
Limelight Networks, Inc.*	50,000	220,500
Liquidity Services, Inc.*+	132,000	640,200
Marchex, Inc., Class B*	122,400	395,352
Marin Software, Inc.*	23,914	263,054
Mattersight Corp.*+	164,896	420,485
Maxwell Technologies, Inc.*+	80,000	460,800
Napco Security Technologies Inc.*	100,176	876,540

www.bridgeway.com	31

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Network-1 Technologies, Inc.	65,000	$ 156,000
PAR Technology Corp.*	104,750	979,412
PCM, Inc.*	22,800	225,720
PC-Tel, Inc.	91,100	671,407
Perceptron, Inc.*	80,000	780,000
Pixelworks, Inc.*+	113,900	720,987
PRGX Global, Inc.*	143,100	1,016,010
QAD, Inc., Class B+	8,250	251,542
Quantum Corp.*	147,050	827,892
QuinStreet, Inc.*	45,000	377,100
RealNetworks, Inc.*	153,800	525,996
Reis, Inc.+	54,800	1,131,620
RELM Wireless Corp.+	168,744	599,041
Richardson Electronics, Ltd.	102,011	687,554
Rosetta Stone, Inc.*	103,160	1,286,405
Rubicon Project, Inc. (The)*	200,000	374,000
Seachange International, Inc.*	119,300	468,849
Sigma Designs, Inc.*	137,200	953,540
SMTC Corp.*	149,000	283,100
StarTek, Inc.*	65,000	648,050
Synacor, Inc.*	100,000	230,000
Telaria, Inc.*+	341,900	1,377,857
Telenav, Inc.*	214,100	1,177,550
TESSCO Technologies, Inc.	44,500	896,675
Tintri, Inc.*+	25,000	127,500
TransAct Technologies, Inc.	63,688	843,866
Travelzoo*	51,000	328,950
Trio-Tech International*	6,000	42,060
Vishay Precision Group, Inc.*	56,900	1,431,035
Wayside Technology Group, Inc.	35,298	589,477
Wireless Telecom Group, Inc.*	113,100	274,833
YuMe, Inc.	156,226	746,760
Zedge, Inc., Class B*	16,855	46,339
Zix Corp.*	164,582	720,869

		53,029,041

Materials - 3.93%
Advanced Emissions Solutions, Inc.+	77,075	744,544
Ampco-Pittsburgh Corp.	69,499	861,788
Codexis, Inc.*+	9,300	77,655
Core Molding Technologies, Inc.	45,100	978,670
Flexible Solutions International, Inc.*	41,200	74,984

Industry Company	Shares	Value

Materials (continued)
Friedman Industries, Inc.	57,000	$323,760
Gold Resource Corp.	203,100	893,640
Gulf Resources, Inc.*	285,900	423,132
Intrepid Potash, Inc.*+	250,000	1,190,000
LSB Industries, Inc.*+	137,500	1,204,500
Northern Technologies International Corp.+	13,950	345,960
Olympic Steel, Inc.	43,200	928,368
Orient Paper, Inc.*	148,811	191,966
Paramount Gold Nevada Corp.*	25,000	32,500
Pershing Gold Corp.*+	65,000	156,000
Ramaco Resources, Inc.*+	122,800	844,864
Ryerson Holding Corp.*	17,036	177,174
Synalloy Corp.	77,400	1,037,160
Trecora Resources*	30,000	405,000
Universal Stainless & Alloy Products, Inc.*	48,286	1,034,286
Verso Corp., Class A*	111,000	1,950,270

		13,876,221
Real Estate - 1.11%
Consolidated-Tomoka Land Co.	15,449	981,012
Griffin Industrial Realty, Inc.	17,905	657,114
Maui Land & Pineapple Co., Inc.*	30,000	519,000
Stratus Properties, Inc.+	37,150	1,103,355
Transcontinental Realty Investors, Inc.*+	2,300	72,036
Trinity Place Holdings, Inc.*	85,100	591,445

		3,923,962
Telecommunication Services - 0.83%
Alaska Communications Systems Group, Inc.*	243,000	651,240
Hawaiian Telcom Holdco, Inc.*	45,642	1,408,512
Ooma, Inc.*+	72,500	866,375

		2,926,127
Utilities - 1.24%
Artesian Resources Corp., Class A	19,500	751,920
Cadiz, Inc.*+	71,700	1,021,725
Genie Energy, Ltd., Class B	98,667	430,188
Global Water Resources, Inc.	42,500	396,950
RGC Resources, Inc.+	12,000	324,960

32	Semi-Annual Report | December 31, 2017 (Unaudited)

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Utilities (continued)
Spark Energy, Inc., Class A+	43,000	$533,200
York Water Co., (The)+	26,714	905,605

		4,364,548

TOTAL COMMON STOCKS - 99.05%		349,304,579

(Cost $266,785,334)

EXCHANGE TRADED FUND -0.23%
iShares Micro-Cap ETF+	8,525	815,928

TOTAL EXCHANGE TRADED FUND -0.23%		815,928

(Cost $218,805)

WARRANTS - 0.00%
BioTime, Inc., expire 10/01/18*+	16,058	1,969
SAExploration Series A, expire 07/27/21*Δ	848	—
SAExploration Series B, expire 07/27/21*Δ	848	—

TOTAL WARRANTS - 0.00%		1,969

(Cost $15,589)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.24%
Fidelity Investments Money Market Government Portfolio Class I	1.14%	840,076	$840,076

TOTAL MONEY MARKET FUND - 0.24%			840,076

(Cost $840,076)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 12.53%
Fidelity Investments Money Market Government Portfolio Class I**	1.14%	44,206,098	44,206,098

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 12.53%			44,206,098

(Cost $44,206,098)

TOTAL INVESTMENTS - 112.05%			$395,168,650
(Cost $312,065,902)
Liabilities in Excess of Other Assets - (12.05%)			(42,508,736)

NET ASSETS - 100.00%			$352,659,914

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of December 31, 2017.
^	Rate disclosed as of December 31, 2017.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2). As such, the security is classified as Level 3 in the fair value hierarchy.
+	This security or a portion of the security is out on loan as of December 31, 2017. Total loaned securities had a value of $41,747,659 as of December 31, 2017.
LLC	- Limited Liability Company

www.bridgeway.com	33

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 12/31/2017 (See Note 2 in Notes to Financial Statements):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$349,304,579	$—	$—	$349,304,579
Exchange Traded Fund	815,928	—	—	815,928
Warrants	1,969	—	0	1,969
Money Market Fund	—	840,076	—	840,076
Investments Purchased with Cash Proceeds from Securities Lending	—	44,206,098	—	44,206,098

TOTAL	$350,122,476	$45,046,174	$0	$395,168,650

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment in Securities (Value)
	Common Stocks	Warrants	Total
Balance as of 06/30/2017	$28,062	$0	$28,062
Purchases	—	—	—
Sales	—	—	—
Realized Gain/(Loss)	(437,810)	—	(437,810)
Change in Unrealized Appreciation/ (Depreciation)	409,748	—	409,748
Transfers in1	—	—	—
Transfers out	—	—	—

Balance as of 12/31/2017	$—	$0	$—

Net Change in Unrealized Appreciation (Depreciation) from Investments Held as of 12/31/2017	$409,748	$—	$409,748

[1]Transfer in represents the value as of the beginning of the reporting period, for any investment security where significant transfers in the pricing level occurred during the period. The purchase value is used in situations where the investment was not held as of the beginning of the period.

See Notes to Financial Statements.

34	Semi-Annual Report | December 31, 2017 (Unaudited)

Small-Cap Momentum Fund
MANAGER’S COMMENTARY (Unaudited)

December 31, 2017

Dear Fellow Small-Cap Momentum Fund Shareholder,

For the quarter ended December 31, 2017, our Fund returned +3.91%, outperforming our primary market benchmark, the Russell 2000 Index (+3.34%).

For the six-month semi-annual period ended December 31, 2017, the Fund returned +10.53%, outperforming the Russell 2000 Index (+9.20%).

For the calendar year, the Fund returned +16.99%, leading the Russell 2000 Index (+14.65%).

The table below presents our December quarter, six-month, one-year, five-year, and inception-to-date financial results. See the next page for a graph of performance since inception.

Standardized Returns as of December 31, 2017

				Annualized
	Quarter	6 Months	1 Year	5 Years	Since Inception (5/28/10)

Small-Cap Momentum Fund	3.91%	10.53%	16.99%	12.59%	12.43%
Russell 2000 Index	3.34%	9.20%	14.65%	14.12%	13.23%

Performance figures quoted in the table above represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Russell 2000 Index is an unmanaged, market value weighted index that measures performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. It is not possible to invest directly in an index. Periods longer than one year are annualized.

According to data from Lipper, Inc. as of December 31, 2017, Small-Cap Momentum Fund ranked 136th of 1,021 small-cap core funds for the 12 months ended December 31, 2017, 484th of 718 over the last five years, and 318th of 604 such funds since inception in May 2010. Lipper, Inc. isan independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns.

www.bridgeway.com	35

Small-Cap Momentum Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Growth of a $10,000 Investment

from Inception May 28, 2010 to December 31, 2017

Detailed Explanation of Quarterly Performance

The Fund’s tilt toward higher-momentum stocks added to relative results, as the momentum factor was in favor during the quarter. The Fund’s risk-adjustment feature, which avoids some of the higher-volatility stocks in the momentum factor, also improved relative performance.

Detailed Explanation of Calendar Year Performance

For the calendar year, the Fund’s tilt toward higher-momentum stocks added to relative results. The Fund’s risk-adjustment feature, which avoids some of the higher-volatility stocks in the momentum factor, improved relative performance. A tilt toward shares of higher-quality companies (as measured by lower debt-to-market value ratios) also improved relative results.

Top Ten Holdings as of December 31, 2017

Rank	Description	Industry	% of Net Assets
1	LendingTree, Inc.	Financials	1.0%
2	Boyd Gaming Corp.	Consumer Discretionary	0.9%
3	Texas Roadhouse, Inc.	Consumer Discretionary	0.9%
4	Tech Data Corp.	Information Technology	0.9%
5	Kemper Corp.	Financials	0.8%
6	Realogy Holdings Corp.	Real Estate	0.8%
7	TCF Financial Corp.	Financials	0.8%
8	Summit Materials, Inc., Class A	Materials	0.8%
9	Stamps.com, Inc.	Information Technology	0.8%
10	Performance Food Group Co.	Consumer Staples	0.8%
	Total		8.5%

36	Semi-Annual Report | December 31, 2017 (Unaudited)

Small-Cap Momentum Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Industry Sector Representation as of December 31, 2017

	% of Net Assets	% of Russell 2000 Index	Difference
Consumer Discretionary	10.6%	12.6%	-2.0%
Consumer Staples	3.8%	2.8%	1.0%
Energy	2.0%	4.0%	-2.0%
Financials	16.0%	17.8%	-1.8%
Health Care	14.9%	15.3%	-0.4%
Industrials	12.6%	15.4%	-2.8%
Information Technology	19.6%	16.6%	3.0%
Materials	5.8%	4.5%	1.3%
Real Estate	8.4%	6.7%	1.7%
Telecommunication Services	2.5%	0.8%	1.7%
Utilities	3.8%	3.5%	0.3%
Cash & Other Assets	0.0%	0.0%	0.0%
Total	100.0%	100.0%

Disclaimer

The views expressed here are exclusively those of Fund management. These views, including those related to market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of December 31, 2017, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and are not indicative of future performance.

Market volatility can significantly impact short-term performance. The Fund is not an appropriate investment for short-term investors. Investments in small companies generally carry greater risk than is customarily associated with larger companies. This additional risk is attributable to a number of factors, including the relatively limited financial resources that are typically available to small companies and the fact that small companies often have comparatively limited product lines. In addition, the stock of small companies tends to be more volatile than the stock of large companies, particularly in the short term and particularly in the early stages of an economic or market downturn. Shareholders of the Fund, therefore, are taking on more risk than they would if they invested in the stock market as a whole.

Conclusion

Thank you for your continued investment in Small-Cap Momentum Fund. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

www.bridgeway.com	37

Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.91%
Consumer Discretionary - 10.57%
Adtalem Global Education, Inc.*	835	$35,112
At Home Group, Inc.*+	790	24,008
Bassett Furniture Industries, Inc.	150	5,640
Beazer Homes USA, Inc.*	450	8,645
Boyd Gaming Corp.	1,485	52,049
Callaway Golf Co.	1,300	18,109
Cambium Learning Group, Inc.*	600	3,408
Chegg, Inc.*+	1,425	23,256
Crocs, Inc.*	1,000	12,640
Eldorado Resorts, Inc.*+	1,000	33,150
Fox Factory Holding Corp.*	475	18,454
Gannett Co., Inc.+	1,500	17,385
Golden Entertainment, Inc.*	350	11,428
Green Brick Partners, Inc.*	650	7,345
Johnson Outdoors, Inc., Class A	125	7,761
La Quinta Holdings, Inc.*	1,550	28,613
LGI Homes, Inc.*	300	22,509
Lindblad Expeditions Holdings, Inc.*	600	5,874
Lithia Motors, Inc., Class A	325	36,917
Modine Manufacturing Co.*	700	14,140
Monarch Casino & Resort, Inc.*	225	10,084
Penn National Gaming, Inc.*	1,210	37,909
PICO Holdings, Inc.	300	3,840
Ruth’s Hospitality Group, Inc.	400	8,660
Strayer Education, Inc.	140	12,541
Superior Uniform Group, Inc.	200	5,342
Texas Roadhouse, Inc.	950	50,046
Town Sports International Holdings, Inc.*	350	1,942
Unifi, Inc.*	270	9,685
Weight Watchers International, Inc.*+	870	38,524
William Lyon Homes, Class A*	400	11,632
Wingstop, Inc.	400	15,592
Winmark Corp.	50	6,470
ZAGG, Inc.*	400	7,380

		606,090

Consumer Staples - 3.78%
Alico, Inc.	100	2,950
Calavo Growers, Inc.	225	18,990
Cal-Maine Foods, Inc.*+	600	26,670

Industry Company	Shares	Value

Consumer Staples (continued)
Central Garden & Pet Co., Class A*	650	$24,512
Coca-Cola Bottling Co. Consolidated	90	19,373
Cott Corp.	1,800	29,988
Freshpet, Inc.*	450	8,528
Nomad Foods, Ltd.*	2,320	39,231
Performance Food Group Co.*	1,400	46,340

		216,582

Energy - 2.01%
Arch Coal, Inc., Class A	300	27,948
Ardmore Shipping Corp.*	450	3,600
Delek US Holdings, Inc.	1,100	38,434
Kosmos Energy, Ltd.*	5,150	35,278
Renewable Energy Group, Inc.*+	500	5,900
Tsakos Energy Navigation, Ltd.	1,050	4,106

		115,266

Financials - 16.01%
Atlantic Capital Bancshares, Inc.*	350	6,160
BancFirst Corp.	455	23,273
Bank of Commerce Holdings	200	2,300
Blue Hills Bancorp, Inc.	350	7,035
BofI Holding, Inc.*+	850	25,415
Bryn Mawr Bank Corp.	250	11,050
Capstar Financial Holdings, Inc.*	150	3,116
Carolina Financial Corp.	300	11,145
CenterState Bank Corp.	810	20,841
Central Valley Community Bancorp	200	4,036
Chemung Financial Corp.	50	2,405
Citizens & Northern Corp.	150	3,600
CNB Financial Corp.	200	5,248
CoBiz Financial, Inc.	550	10,995
Codorus Valley Bancorp, Inc.	105	2,891
Community Bankers Trust Corp.*	250	2,038
Community Trust Bancorp, Inc.	250	11,775
County Bancorp, Inc.	100	2,976
Cowen, Inc.*+	450	6,142
eHealth, Inc.*	250	4,342
EMC Insurance Group, Inc.	300	8,607

38	Semi-Annual Report | December 31, 2017 (Unaudited)

Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Employers Holdings, Inc.	465	$20,646
Enterprise Bancorp, Inc.+	150	5,108
Equity Bancshares, Inc., Class A*	150	5,312
Farmers Capital Bank Corp.	100	3,850
Farmers National Banc Corp.	350	5,162
Federal Agricultural Mortgage Corp., Class C	150	11,736
First Bancorp, Inc.+	150	4,084
First Financial Corp.	150	6,802
First Guaranty Bancshares, Inc.+	109	2,725
First Internet Bancorp	120	4,578
FirstCash, Inc.	660	44,517
FS Bancorp, Inc.	50	2,728
German American Bancorp, Inc.	300	10,599
Great Ajax Corp.	250	3,455
Great Southern Bancorp, Inc.	200	10,330
Green Bancorp, Inc.*	505	10,252
Green Dot Corp., Class A*	675	40,676
Guaranty Bancorp	410	11,336
Heritage Commerce Corp.	500	7,660
Heritage Financial Corp.	400	12,320
Hingham Institution for Savings	30	6,210
Home Bancorp, Inc.	100	4,322
Horizon Bancorp	350	9,730
Houlihan Lokey, Inc.	365	16,582
Independent Bank Corp. MA	375	26,194
Kemper Corp.	700	48,230
Kinsale Capital Group, Inc.	265	11,925
LendingTree, Inc.*+	160	54,472
MBT Financial Corp.	300	3,180
Moelis & Co., Class A	475	23,038
MutualFirst Financial, Inc.	100	3,855
National Bank Holdings Corp., Class A	350	11,350
National Bankshares, Inc.	100	4,545
National Commerce Corp.*	175	7,044
National Western Life Group, Inc., Class A	45	14,896
Navigators Group, Inc. (The)	400	19,480
Nicolet Bankshares, Inc.*	125	6,842
NMI Holdings, Inc., Class A*	750	12,750
Northeast Bancorp	100	2,315
Northrim BanCorp, Inc.	100	3,385
Oaktree Specialty Lending Corp.	1,850	9,046
OceanFirst Financial Corp.	450	11,812

Industry Company	Shares	Value

Financials (continued)
Ohio Valley Banc Corp.	50	$2,020
Old Second Bancorp, Inc.	400	5,460
Orchid Island Capital, Inc.+	600	5,568
Pacific Mercantile Bancorp*	300	2,625
Peoples Bancorp of North Carolina, Inc.	55	1,688
Peoples Financial Services Corp.	100	4,658
People’s Utah Bancorp	250	7,575
Preferred Bank	180	10,580
Premier Financial Bancorp, Inc.	150	3,012
Prudential Bancorp, Inc.	100	1,760
Pzena Investment Management, Inc., Class A	250	2,668
QCR Holdings, Inc.	170	7,284
Regional Management Corp.*	150	3,946
Reliant Bancorp, Inc.	100	2,564
Republic First Bancorp, Inc.*+	800	6,760
Riverview Bancorp, Inc.	300	2,601
S&T Bancorp, Inc.	450	17,914
Safeguard Scientifics, Inc.*	250	2,800
SI Financial Group, Inc.	150	2,205
Southern First Bancshares, Inc.*+	100	4,125
Southern Missouri Bancorp, Inc.	100	3,759
Summit Financial Group, Inc.	150	3,948
TCF Financial Corp.	2,300	47,150
Timberland Bancorp, Inc.	100	2,655
Triumph Bancorp, Inc.*	300	9,450
Union Bankshares, Inc./Morrisville VT+	50	2,648
United Community Financial Corp.	650	5,934
United Fire Group, Inc.	350	15,953
United Security Bancshares	200	2,200
Unity Bancorp, Inc.	150	2,962
Veritex Holdings, Inc.*	300	8,277
West Bancorporation, Inc.+	200	5,030

		918,248
Health Care - 14.95%
Adamas Pharmaceuticals, Inc.*+	300	10,167
AngioDynamics, Inc.*	500	8,315
Anika Therapeutics, Inc.*	200	10,782
Atrion Corp.	25	15,765

www.bridgeway.com	39

Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Audentes Therapeutics, Inc.*	400	$12,500
AxoGen, Inc.*+	450	12,735
Blueprint Medicines Corp.*	550	41,476
ChromaDex Corp.*+	650	3,822
Civitas Solutions, Inc.*	500	8,550
CONMED Corp.	400	20,388
CorVel Corp.*	250	13,225
CryoLife, Inc.*	420	8,043
CryoPort, Inc.*	350	3,006
Cutera, Inc.*	165	7,483
Dynavax Technologies Corp.*+	850	15,895
Emergent BioSolutions, Inc.*	550	25,558
Enanta Pharmaceuticals, Inc.*	250	14,670
Ensign Group, Inc. (The)	700	15,540
Enzo Biochem, Inc.*	600	4,890
Globus Medical, Inc., Class A*	975	40,072
Haemonetics Corp.*	700	40,656
Halyard Health, Inc.*	650	30,017
Immunomedics, Inc.*	2,150	34,744
Inogen, Inc.*	290	34,533
Intersect ENT, Inc.*	400	12,960
K2M Group Holdings, Inc.*	545	9,810
LHC Group, Inc.*	235	14,394
Ligand Pharmaceuticals, Inc.*+	300	41,079
Magellan Health, Inc.*	300	28,965
Marinus Pharmaceuticals, Inc.*	500	4,080
Merit Medical Systems, Inc.*	700	30,240
Myriad Genetics, Inc.*	950	32,628
National Research Corp., Class A	120	4,476
Neogen Corp.*	500	41,105
Novocure, Ltd.*+	1,135	22,927
OraSure Technologies, Inc.*	750	14,145
Orthofix International N.V.*	250	13,675
Phibro Animal Health Corp., Class A	250	8,375
Providence Service Corp. (The)*	200	11,868
Repligen Corp.*	600	21,768
Revance Therapeutics, Inc.*	400	14,300
Sangamo Biosciences, Inc.*+	1,100	18,040
Select Medical Holdings Corp.*	1,800	31,770
Simulations Plus, Inc.+	200	3,220
Supernus Pharmaceuticals, Inc.*	700	27,895

Industry Company	Shares	Value

Health Care (continued)
Utah Medical Products, Inc.	50	$4,070
Vocera Communications, Inc.*	415	12,541

		857,163

Industrials - 12.58%
Advanced Disposal
Services, Inc.*	1,200	28,728
Aerovironment, Inc.*	300	16,848
Alamo Group, Inc.	150	16,931
Albany International Corp., Class A	395	24,273
Ameresco, Inc., Class A*	350	3,010
Argan, Inc.	200	9,000
CAI International, Inc.*	250	7,080
Casella Waste Systems, Inc., Class A*	550	12,661
CBIZ, Inc.*	750	11,588
Cogint, Inc.*+	800	3,520
CSW Industrials, Inc.*	200	9,190
Daseke, Inc.*+	600	8,574
Douglas Dynamics, Inc.	300	11,340
Ennis, Inc.	350	7,262
EnPro Industries, Inc.	275	25,715
Federal Signal Corp.	800	16,072
Forrester Research, Inc.	250	11,050
GATX Corp.	525	32,634
Gencor Industries, Inc.*	150	2,482
GP Strategies Corp.*	200	4,640
H&E Equipment Services, Inc.	500	20,325
Hardinge, Inc.	200	3,484
Herman Miller, Inc.	850	34,042
Hurco Cos., Inc.	75	3,165
Kadant, Inc.	150	15,060
KBR, Inc.	1,825	36,190
Kelly Services, Inc., Class A	500	13,635
Kimball International, Inc., Class B	500	9,335
Korn/Ferry International	800	33,104
McGrath RentCorp	350	16,443
Multi-Color Corp.	300	22,455
NN, Inc.	400	11,040
NV5 Global, Inc.*	150	8,122
PGT, Inc.*	650	10,952
Primoris Services Corp.	700	19,033
RBC Bearings, Inc.*	350	44,240
RPX Corp.	650	8,736
Saia, Inc.*	350	24,762
Sterling Construction Co., Inc.*	300	4,884

40	Semi-Annual Report | December 31, 2017 (Unaudited)

Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Sun Hydraulics Corp.	350	$22,642
TPI Composites, Inc.*	450	9,207
TriNet Group, Inc.*	950	42,123
Universal Truckload Services, Inc.	350	8,312
Werner Enterprises, Inc.	970	37,490

		721,379

Information Technology - 19.61%
ADTRAN, Inc.	650	12,578
Alarm.com Holdings, Inc.*	650	24,538
Amtech Systems, Inc.*	200	2,014
Appfolio, Inc., Class A*	220	9,130
AVX Corp.	2,295	39,704
Badger Meter, Inc.	370	17,686
Belden, Inc.	575	44,373
Blucora, Inc.*	610	13,481
Bottomline Technologies, Inc.*	550	19,074
Callidus Software, Inc.*	910	26,072
CEVA, Inc.*	275	12,691
Cision, Ltd.*	1,650	19,586
CommerceHub, Inc., Class C*	600	12,354
Comtech Telecommunications Corp.	300	6,636
Daktronics, Inc.	600	5,478
Descartes Systems Group, Inc. (The)*	1,050	29,820
Diodes, Inc.*	650	18,636
Electro Scientific Industries, Inc.*	450	9,644
Everbridge, Inc.*	400	11,888
Everi Holdings, Inc.*	850	6,409
ExlService Holdings, Inc.*	450	27,158
Extreme Networks, Inc.*	1,550	19,406
Glu Mobile, Inc.*	1,850	6,734
GTT Communications, Inc.*+	600	28,170
Hortonworks, Inc.*	950	19,104
Internap Corp.*	1,100	17,281
Iteris, Inc.*	400	2,788
Ituran Location And Control, Ltd.	300	10,260
KEMET Corp.*	750	11,295
Kimball Electronics, Inc.*	350	6,388
Limelight Networks, Inc.*	1,400	6,174
Methode Electronics, Inc.	500	20,050
Novanta, Inc.*	475	23,750
Orbotech, Ltd.*	650	32,656
Power Integrations, Inc.	430	31,626

Industry Company	Shares	Value

Information Technology (continued)
Progress Software Corp.	650	$27,670
QAD, Inc., Class A	250	9,712
Qualys, Inc.*	530	31,456
QuinStreet, Inc.*	650	5,447
Radware, Ltd.*	600	11,640
Rambus, Inc.*	1,450	20,619
Ribbon Communications, Inc.*	1,350	10,436
RingCentral, Inc., Class A*+	865	41,866
Rogers Corp.*	255	41,290
Rudolph Technologies, Inc.*	450	10,755
Semtech Corp.*	900	30,780
SolarEdge Technologies, Inc.*	600	22,530
Stamps.com, Inc.*	250	47,000
Systemax, Inc.	510	16,968
Tech Data Corp.*	500	48,985
Tower Semiconductor, Ltd.*+	1,250	42,600
Travelport Worldwide, Ltd.	1,685	22,023
Upland Software, Inc.*+	300	6,498
USA Technologies, Inc.*	750	7,312
Varonis Systems, Inc.*	350	16,992
Vishay Intertechnology, Inc.	1,810	37,558
XO Group, Inc.*	350	6,461

Zix Corp.*	750	3,285
		1,124,515

Materials - 5.76%
AdvanSix, Inc.*	400	16,828
American Vanguard Corp.	400	7,860
Core Molding Technologies, Inc.	100	2,170
Domtar Corp.	850	42,092
Ferroglobe PLC	2,290	37,098
FutureFuel Corp.	525	7,397
IAMGOLD Corp.*	6,220	36,263
Ingevity Corp.*	575	40,520
Intrepid Potash, Inc.*+	1,800	8,568
KapStone Paper & Packaging Corp.	1,300	29,497
Myers Industries, Inc.	400	7,800
Osisko Gold Royalties, Ltd.	2,100	24,276
Summit Materials, Inc., Class A*	1,495	47,003
Trecora Resources*	300	4,050
U.S. Concrete, Inc.*+	225	18,821

		330,243

www.bridgeway.com	41

Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Real Estate - 8.40%
Ashford Hospitality Trust, Inc.	1,300	$8,749
CareTrust REIT, Inc.	1,045	17,514
DiamondRock Hospitality Co.	2,700	30,483
EastGroup Properties, Inc.	450	39,771
FirstService Corp.	450	31,464
Four Corners Property Trust, Inc.	800	20,560
Getty Realty Corp.	550	14,938
Gladstone Land Corp.	150	2,014
Global Medical REIT, Inc.+	300	2,460
HFF, Inc., Class A	550	26,752
Independence Realty Trust, Inc.	1,150	11,604
InfraREIT, Inc.*	800	14,864
Monmouth Real Estate Investment Corp.	1,000	17,800
Nam Tai Property, Inc.	500	6,275
National Health Investors, Inc.	550	41,459
NexPoint Residential Trust, Inc.	300	8,382
NorthStar Realty Europe Corp.	750	10,072
Preferred Apartment Communities, Inc., Class A	450	9,112
RE/MAX Holdings, Inc., Class A	225	10,912
Realogy Holdings Corp.+	1,800	47,700
Rexford Industrial Realty, Inc.	1,050	30,618
Stratus Properties, Inc.	100	2,970
Terreno Realty Corp.	715	25,068
Tier REIT, Inc.	650	13,254
UMH Properties, Inc.	400	5,960
Xenia Hotels & Resorts, Inc.	1,450	31,306

		482,061

Telecommunication Services - 2.48%
Boingo Wireless, Inc.*	550	12,375
Cogent Communications Holdings, Inc.	625	28,313
ORBCOMM, Inc.*+	1,000	10,180
Shenandoah Telecommunications Co.	650	21,970
Telephone & Data Systems, Inc.	1,400	38,920

Industry Company	Shares	Value

Telecommunication Services (continued)
Vonage Holdings Corp.*	3,025	$30,764

		142,522
Utilities - 3.76%
8Point3 Energy Partners LP	400	6,084
American States Water Co.	500	28,955
Global Water Resources, Inc.	250	2,335
Just Energy Group, Inc.	1,950	8,366
Kenon Holdings, Ltd./Singapore*	700	15,155
Middlesex Water Co.	200	7,982
Northwest Natural Gas Co.	400	23,860
Otter Tail Corp.	550	24,448
PNM Resources, Inc.	1,065	43,079
Pure Cycle Corp.*	300	2,505
RGC Resources, Inc.+	100	2,708
SJW Group	280	17,872
TerraForm Power, Inc., Class A	2,000	23,920
Unitil Corp.	180	8,212

		215,481

TOTAL COMMON STOCKS - 99.91%		5,729,550

(Cost $5,349,645)

EXCHANGE TRADED FUND - 0.03%
iShares Russell 2000 ETF	10	1,525

TOTAL EXCHANGE TRADED FUND - 0.03%		1,525

(Cost $1,516)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.23%
Fidelity Investments Money Market Government Portfolio Class I	1.14%	13,447	13,447

TOTAL MONEY MARKET FUND - 0.23%			13,447

(Cost $13,447)

42	Semi-Annual Report | December 31, 2017 (Unaudited)

Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 10.40%
Fidelity Investments Money Market Government Portfolio Class I**	1.14%	596,337	$596,337

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING -10.40%			596,337

(Cost $ 596,337)

TOTAL INVESTMENTS - 110.57%			$6,340,859
(Cost $ 5,960,945)
Liabilities in Excess of Other Assets - (10.57%)			(606,281)

NET ASSETS - 100.00%			$5,734,578

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of December 31, 2017.
^	Rate disclosed as of December 31, 2017.
+	This security or a portion of the security is out on loan as of December 31, 2017. Total loaned securities had a value of $577,152 as of December 31, 2017.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 12/31/2017 (See Note 2 in Notes to Financial Statements):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$5,729,550	$—	$—	$5,729,550
Exchange Traded Fund	1,525	—	—	1,525
Money Market Fund	—	13,447	—	13,447
Investments Purchased with Cash Proceeds from Securities Lending	—	596,337	—	596,337

TOTAL	$5,731,075	$609,784	$—	$6,340,859

See Notes to Financial Statements.

www.bridgeway.com 43	43

Small-Cap Growth Fund
MANAGER’S COMMENTARY (Unaudited)

December 31, 2017

Dear Fellow Small-Cap Growth Fund Shareholder,

For the quarter ended December 31, 2017, our Fund gained +4.12%, underperforming our primary market benchmark, the Russell 2000 Growth Index (+4.59%), and our peer benchmark, the Lipper Small-Cap Growth Funds Index (+6.17%).

For the six-month semi-annual period ended December 31, 2017, the Fund returned +11.22%, outperforming the Russell 2000 Growth Index (+11.09%), but lagging the Lipper Small-Cap Growth Funds Index (+12.43%).

For the calendar year, the Fund returned +19.62%, trailing both the Russell 2000 Growth Index (+22.17%) and the Lipper Small-Cap Growth Funds Index (+24.77%).

The table below presents our December quarter, six-month, one-year, five-year, 10-year, and inception-to-date financial results. See the next page for a graph of performance since inception.

Standardized Returns as of December 31, 2017

				Annualized
	Quarter	6 Months	1 Year	5 Years	10 Years	Since Inception (10/31/03)

Small-Cap Growth Fund	4.12%	11.22%	19.62%	18.10%	6.30%	7.56%
Russell 2000 Growth Index	4.59%	11.09%	22.17%	15.21%	9.19%	9.48%
Lipper Small-Cap Growth Funds Index	6.17%	12.43%	24.77%	13.92%	7.84%	8.31%

Performance figures quoted in the table above represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Russell 2000 Growth Index is an unmanaged index that consists of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values with dividends reinvested. The Lipper Small-Cap Growth Funds Index is an index of small-company, growth-oriented funds compiled by Lipper, Inc. It is not possible to invest directly in an index. Periods longer than one year are annualized.

According to data from Lipper, Inc. as of December 31, 2017, Small-Cap Growth Fund ranked 382nd of 558 small-cap growth funds for the 12 months ended December 31, 2017, 13th of 457 over the last five years, 302nd of 342 over the last 10 years, and 199th of 228 such funds since inception in October 2003. Lipper, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns.

44	Semi-Annual Report | December 31, 2017 (Unaudited)

Small-Cap Growth Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Growth of a $10,000 Investment

from Inception October 31, 2003 to December 31, 2017

Detailed Explanation of Quarterly Performance

The Fund’s company financial health category of models underperformed the benchmark during the quarter, which weighed on relative returns. The Fund’s tilt toward smaller companies also dragged on relative performance. These losses were partly offset by outperformance of the Fund’s diversifying value metrics and price momentum models.

The Fund’s sector allocation effect was slightly positive, with an overweighting in the Consumer Discretionary sector contributing the most to relative returns. However, the Fund’s stock selection effect was negative, with holdings in the Information Technology and Health Care sectors detracting the most from relative returns. These losses were partly offset by strong performance from holdings in the Consumer Discretionary and Industrials sectors.

Detailed Explanation of Calendar Year Performance

The Fund’s diversifying value metrics models significantly underperformed the benchmark and detracted from relative performance. Increased core exposure (as measured by multiple value metrics) also hurt relative results during a period when value stocks generally underperformed growth stocks. The Fund’s tilt toward smaller companies detracted as well. Our primary company financial health and diversifying price momentum models helped offset some of those negative impacts. The Fund’s tilt toward higher momentum stocks also added to relative results.

The Fund’s sector allocation effect was slightly positive, with underweighting in the Energy, Telecommunication Services, and Consumer Staples sectors adding to relative returns. However, the stock selection effect was negative, with holdings in the Information Technology, Health Care, and Financials sectors detracting the most from relative performance, while holdings in the Consumer Discretionary and Consumer Staples sectors added to relative performance.

www.bridgeway.com	45

Small-Cap Growth Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Top Ten Holdings as of December 31, 2017

Rank	Description	Industry	% of Net Assets
1	Builders FirstSource, Inc.	Industrials	1.6%
2	Versartis, Inc.	Health Care	1.6%
3	Children’s Place, Inc. (The)	Consumer Discretionary	1.6%
4	Harsco Corp.	Industrials	1.6%
5	SPX Corp.	Industrials	1.6%
6	Extreme Networks, Inc.	Information Technology	1.5%
7	Financial Engines, Inc.	Financials	1.5%
8	PCM, Inc.	Information Technology	1.5%
9	Installed Building Products, Inc.	Consumer Discretionary	1.5%
10	Walker & Dunlop, Inc.	Financials	1.5%

	Total		15.5%

Industry Sector Representation as of December 31, 2017

	% of Net Assets	% of Russell 2000 Growth Index	Difference
Consumer Discretionary	16.7%	14.0%	2.7%
Consumer Staples	0.7%	2.8%	-2.1%
Energy	0.6%	1.4%	-0.8%
Financials	7.5%	6.1%	1.4%
Health Care	21.6%	23.8%	-2.2%
Industrials	21.1%	18.4%	2.7%
Information Technology	23.0%	23.8%	-0.8%
Materials	1.7%	4.6%	-2.9%
Real Estate	4.9%	3.3%	1.6%
Telecommunication Services	0.0%	1.0%	-1.0%
Utilities	0.7%	0.8%	-0.1%
Cash & Other Assets	1.5%	0.0%	1.5%

Total	100.0%	100.0%

Disclaimer

The views expressed here are exclusively those of Fund management. These views, including those related to market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of the quarter end, December 31, 2017, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

Market volatility can significantly impact short-term performance. The Fund is not an appropriate investment for short-term investors. Investments in small companies generally carry greater risk than is customarily associated with larger companies. This additional risk is attributable to a number of factors, including the relatively limited financial resources that are typically available to small companies and the fact that small companies often have comparatively limited product lines. In addition, the stock of small companies tends to be more volatile than the stock of large companies, particularly in the short term and particularly in the early stages of an economic or market downturn. Shareholders of the Fund, therefore, are taking on more risk than they would if they invested in the stock market as a whole.

46	Semi-Annual Report | December 31, 2017 (Unaudited)

Small-Cap Growth Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Conclusion

Thank you for your continued investment in Small-Cap Growth Fund. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

www.bridgeway.com	47

Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 98.35%
Consumer Discretionary - 16.65%
Big Lots, Inc.+	5,900	$ 331,285
BJ’s Restaurants, Inc.	9,000	327,600
Children’s Place, Inc. (The)+	5,500	799,425
Dave & Buster’s Entertainment, Inc.*	9,600	529,632
Groupon, Inc.*	139,700	712,470
Installed Building Products, Inc.*	10,100	767,095
LCI Industries	5,300	689,000
LGI Homes, Inc.*	10,100	757,803
Noodles & Co.*+	128,100	672,525
Papa John’s International, Inc.+	6,600	370,326
Pinnacle Entertainment, Inc.*	5,900	193,107
RH*+	7,000	603,470
Sinclair Broadcast Group, Inc., Class A+	10,900	412,565
Sturm Ruger & Co., Inc.+	5,600	312,760
Tailored Brands, Inc.	15,600	340,548
ZAGG, Inc.*	31,300	577,485

		8,397,096

Consumer Staples - 0.69%
Medifast, Inc.	5,000	349,050

Energy - 0.55%
Carrizo Oil & Gas, Inc.*+	6,500	138,320
Matador Resources Co.*	4,500	140,085

		278,405

Financials - 7.49%
Artisan Partners Asset Management, Inc., Class A	3,200	126,400
Diamond Hill Investment Group, Inc.	2,100	433,986
Enova International, Inc.*	48,800	741,760
Evercore, Inc. Class A	6,400	576,000
Financial Engines, Inc.	25,400	769,620
Meridian Bancorp, Inc.	11,900	245,140
OM Asset Management, PLC	7,600	127,300
Walker & Dunlop, Inc.*	16,000	760,000

		3,780,206

Health Care - 21.63%
Abaxis, Inc.	15,300	757,656
BioTelemetry, Inc.*	6,000	179,400
Cambrex Corp.*	14,400	691,200
Chemed Corp.	800	194,416
Corcept Therapeutics, Inc.*+	36,300	655,578

Industry Company	Shares	Value

Health Care (continued)
Eagle Pharmaceuticals, Inc.*+	6,600	$352,572
Emergent BioSolutions, Inc.*	16,000	743,520
HealthSouth Corp.*	13,800	681,858
LHC Group, Inc.*	12,300	753,375
Luminex Corp.	12,100	238,370
Masimo Corp.*	7,500	636,000
Melinta Therapeutics, Inc.*	38,900	614,620
MiMedx Group, Inc.*+	12,800	161,408
PRA Health Sciences, Inc.*	8,200	746,774
RadNet, Inc.*	62,800	634,280
Supernus Pharmaceuticals, Inc.*	14,800	589,780
Triple-S Management Corp., Class B*	29,400	730,590
Versartis, Inc.*	363,500	799,700
Vocera Communications, Inc.*	24,800	749,456

		10,910,553

Industrials - 21.04%
Allegiant Travel Co.+	4,800	742,800
Avis Budget Group, Inc.*	16,900	741,572
Brink’s Co. (The)	9,600	755,520
Builders FirstSource, Inc.*	36,900	804,051
Commercial Vehicle Group, Inc.*	66,800	714,092
Dycom Industries, Inc.*	2,700	300,861
GMS, Inc.*	19,800	745,272
Harsco Corp.*	42,400	790,760
Hawaiian Holdings, Inc.	2,200	87,670
HC2 Holdings, Inc.*	24,000	142,800
HNI Corp.	12,200	470,554
Insperity, Inc.	12,800	734,080
Kadant, Inc.	2,400	240,960
MasTec, Inc.*	15,200	744,040
NN, Inc.	13,200	364,320
Radiant Logistics, Inc.*	158,300	728,180
SPX Corp.*	24,900	781,611
TriNet Group, Inc.*	16,400	727,176

		10,616,319

Information Technology - 22.95%
3D Systems Corp.*+	76,300	659,232
Advanced Energy Industries, Inc.*	4,300	290,164
Alarm.com Holdings, Inc.*	8,000	302,000
Amkor Technology, Inc.*	58,400	586,920
Applied Optoelectronics, Inc.*+	6,900	260,958
Axcelis Technologies, Inc.*	25,400	728,980

48	Semi-Annual Report | December 31, 2017 (Unaudited)

Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Blucora, Inc.*	16,800	$371,280
Cirrus Logic, Inc.*	9,800	508,228
ePlus, Inc.*	9,000	676,800
Extreme Networks, Inc.*	61,600	771,232
Five9, Inc.*	18,800	467,744
KEMET Corp.*	44,500	670,170
MAXIMUS, Inc.	10,100	722,958
MaxLinear, Inc.*	8,500	224,570
Monolithic Power Systems, Inc.	3,000	337,080
NIC, Inc.	23,200	385,120
Novanta, Inc.*	14,900	745,000
PCM, Inc.*	77,600	768,240
Plantronics, Inc.	2,400	120,912
RealPage, Inc.*	12,800	567,040
Rosetta Stone, Inc.*	15,900	198,273
Synaptics, Inc.*+	18,800	750,872
TeleTech Holdings, Inc.	11,500	462,875

		11,576,648

Materials - 1.72%
Koppers Holdings, Inc.*	12,200	620,980
Trinseo SA	1,700	123,420
Worthington Industries, Inc.	2,800	123,368

		867,768

Real Estate - 4.90%
Altisource Portfolio Solutions SA*+	25,000	700,000
HFF, Inc., Class A	10,200	496,128
National Health Investors, Inc.	6,400	482,432
Potlatch Corp.	7,600	379,240
Urban Edge Properties	16,199	412,912

		2,470,712

Utilities - 0.73%
Atlantic Power Corp.*	157,200	369,420

TOTAL COMMON STOCKS - 98.35%		49,616,177

(Cost $42,414,565)

	Rate^	Shares	Value

MONEY MARKET FUND - 1.57%
Fidelity Investments Money Market Government Portfolio Class I	1.14%	791,040	$791,040

TOTAL MONEY MARKET FUND - 1.57%			791,040

(Cost $791,040)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 11.05%
Fidelity Investments Money Market Government Portfolio Class I**	1.14%	5,573,398	5,573,398

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 11.05%			5,573,398

(Cost $5,573,398)

TOTAL INVESTMENTS - 110.97%			$55,980,615
(Cost $48,779,003)
Liabilities in Excess of Other Assets - (10.97%)			(5,535,930)

NET ASSETS - 100.00%			$50,444,685

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of December 31, 2017.
^	Rate disclosed as of December 31, 2017.
+	This security or a portion of the security is out on loan as of December 31, 2017. Total loaned securities had a value of $5,345,738 as of December 31, 2017.

Summary of inputs used to value the Fund’s investments as of 12/31/2017 (See Note 2 in Notes to Financial Statements):

	Valuation Inputs

	Investment in Securities (Value)

		Level 2	Level 3
	Level 1 Quoted Prices	Significant Unobservable Inputs	Significant Observable Inputs	Total

Common Stocks	$49,616,177	$—	$—	$49,616,177
Money Market Fund	—	791,040	—	791,040
Investments Purchased with Cash Proceeds from Securities Lending	—	5,573,398	—	5,573,398

TOTAL	$49,616,177	$6,364,438	$—	$55,980,615

See Notes to Financial Statements.

www.bridgeway.com	49

Small-Cap Value Fund
MANAGER’S COMMENTARY (Unaudited)

December 31, 2017

Dear Fellow Small-Cap Value Fund Shareholder,

For the quarter ended December 31, 2017, our Fund returned +2.83%, outperforming our primary market benchmark, the Russell 2000 Value Index (+2.05%), but trailing our peer benchmark, the Lipper Small-Cap Value Funds Index (+3.46%).

For the six-month semi-annual period ended December 31, 2017, the Fund returned +7.84%, outperforming the Russell 2000 Value Index (+7.26%), but lagging the Lipper Small-Cap Value Funds Index (+8.83%).

For the calendar year, the Fund returned +7.11%, underperforming both the Russell 2000 Value Index (+7.84%) and the Lipper Small-Cap Value Funds Index (+9.69%).

The table below presents our December quarter, six-month, one-year, five-year, 10-year, and inception-to-date financial results. See the next page for a graph of performance since inception.

Standardized Returns as of December 31, 2017

				Annualized
	Quarter	6 Months	1 Year	5 Years	10 Years	Since Inception (10/31/03)

Small-Cap Value Fund	2.83%	7.84%	7.11%	11.61%	5.49%	7.93%
Russell 2000 Value Index	2.05%	7.26%	7.84%	13.01%	8.17%	8.94%
Lipper Small-Cap Value Funds Index	3.46%	8.83%	9.69%	12.51%	8.34%	9.23%

Performance figures quoted in the table above represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Russell 2000 Value Index is an unmanaged index that consists of stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values with dividends reinvested. The Lipper Small-Cap Value Funds Index is an index of small-company, value-oriented funds compiled by Lipper, Inc. It is not possible to invest directly in an index. Periods longer than one year are annualized.

According to data from Lipper, Inc. as of December 31, 2017, Small-Cap Value Fund ranked 176th of 269 small-cap value funds for the 12 months ended December 31, 2017, 138th of 210 over the last five years, 131st of 141 over the last 10 years, and 71st of 86 such funds since inception in October 2003. Lipper, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns.

50	Semi-Annual Report | December 31, 2017 (Unaudited)

Small-Cap Value Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Growth of a $10,000 Investment

from Inception October 31, 2003 to December 31, 2017

Detailed Explanation of Quarterly Performance

The Fund’s primary value metrics models and diversifying company financial health models outperformed the benchmark and boosted relative returns during the quarter. A tilt toward deeper value stocks across multiple value metrics also added to relative results, as did an overweighting in higher momentum stocks across all three model categories. However, these gains were partly offset by underperformance from the Fund’s diversifying price momentum models.

The Fund’s sector allocation effect was positive, with an overweighting in the Consumer Discretionary sector and an underweighting in the Real Estate sector adding the most to relative returns. An overweighting in the Information Technology sector detracted the most. The Fund’s stock selection effect was strongly positive, with holdings in the Energy and Consumer Discretionary sectors boosting relative returns, even as holdings in the Financials and Real Estate sectors detracted.

Detailed Explanation of Calendar Year Performance

The Fund’s primary value metrics models and diversifying price momentum models underperformed the benchmark and detracted from relative returns for the year. A tilt toward deeper value stocks across multiple metrics also had a negative impact. However, strong performance from the Fund’s diversifying company financial health models boosted relative returns. An overweighting in higher-momentum stocks compared to the benchmark across all model categories also helped relative performance.

The Fund’s sector allocation effect was slightly positive, with an overweighting in the Industrials sector and an underweighting in the Real Estate sector adding the most to relative returns. However, an underweighting in Health Care sector and an overweighting in Telecommunication Services detracted. The Fund’s overall stock selection effect was negative, with holdings in the Consumer Discretionary, Health Care, and Utilities sectors detracting the most from relative performance.

www.bridgeway.com	51

Small-Cap Value Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Top Ten Holdings as of December 31, 2017

Rank	Description	Industry	% of Net Assets
1	SkyWest, Inc.	Industrials	2.7%
2	Dana, Inc.	Consumer Discretionary	2.6%
3	Selective Insurance Group, Inc.	Financials	2.5%
4	Sanderson Farms, Inc.	Consumer Staples	2.1%
5	Sanmina Corp.	Information Technology	1.9%
6	California Resources Corp.	Energy	1.8%
7	Walker & Dunlop, Inc.	Financials	1.8%
8	Greenbrier Companies., Inc. (The)	Industrials	1.7%
9	ACCO Brands Corp.	Industrials	1.7%
10	Weight Watchers International, Inc.	Consumer Discretionary	1.6%

	Total		20.4%

Industry Sector Representation as of December 31, 2017

	% of Net Assets	% of Russell 2000 Value Index	Difference
Consumer Discretionary	17.2%	10.9%	6.3%
Consumer Staples	2.7%	2.8%	-0.1%
Energy	6.9%	6.8%	0.1%
Financials	24.4%	30.3%	-5.9%
Health Care	6.0%	6.2%	-0.2%
Industrials	17.2%	12.1%	5.1%
Information Technology	12.0%	9.0%	3.0%
Materials	3.5%	4.5%	-1.0%
Real Estate	5.8%	10.3%	-4.5%
Telecommunication Services	0.9%	0.5%	0.4%
Utilities	3.1%	6.6%	-3.5%
Cash & Other Assets	0.3%	0.0%	0.3%

Total	100.0%	100.0%

Disclaimer

The views expressed here are exclusively those of Fund management. These views, including those related to market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of the quarter end, December 31, 2017, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

Market volatility can significantly impact short-term performance. The Fund is not an appropriate investment for short-term investors. Investments in small companies generally carry greater risk than is customarily associated with larger companies. This additional risk is attributable to a number of factors, including the relatively limited financial resources that are typically available to small companies and the fact that small companies often have comparatively limited product lines. In addition, the stock of small companies tends to be more volatile than the stock of large companies, particularly in the short term and particularly in the early stages of an economic or market downturn. Shareholders of the Fund, therefore, are taking on more risk than they would if they invested in the stock market as a whole.

52	Semi-Annual Report | December 31, 2017 (Unaudited)

Small-Cap Value Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Conclusion

Thank you for your continued investment in Small-Cap Value Fund. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

www.bridgeway.com	53

Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.73%
Consumer Discretionary - 17.24%
American Axle & Manufacturing Holdings, Inc.*	35,700	$ 607,971
Big 5 Sporting Goods Corp.+	39,200	297,920
Caleres, Inc.	11,900	398,412
Conn’s, Inc.*+	21,200	753,660
Container Store Group, Inc. (The)*	58,300	276,342
Crocs, Inc.*	62,900	795,056
Dana, Inc.	51,300	1,642,113
Del Taco Restaurants, Inc.*	35,400	429,048
Fossil Group, Inc.*+	21,500	167,055
KB Home	26,800	856,260
LGI Homes, Inc.*+	12,700	952,881
MDC Holdings, Inc.	19,224	612,861
Office Depot, Inc.	155,800	551,532
Tailored Brands, Inc.+	35,100	766,233
Tower International, Inc.	23,500	717,925
Weight Watchers International, Inc.*+	22,900	1,014,012

		10,839,281

Consumer Staples - 2.70%
Sanderson Farms, Inc.+	9,600	1,332,288
SUPERVALU, Inc.*+	16,785	362,556

		1,694,844

Energy - 6.95%
Arch Coal, Inc., Class A	7,900	735,964
California Resources Corp.*+	57,500	1,117,800
Cloud Peak Energy, Inc.*	77,100	343,095
Denbury Resources, Inc.*	112,200	247,962
Rowan Cos. PLC, Class A*	61,700	966,222
Ship Finance International, Ltd.+	44,900	695,950
W&T Offshore, Inc.*	79,700	263,807

		4,370,800
Financials - 24.41%
American Equity Investment Life Holding Co.	28,600	878,878
Banco Latinoamericano de Comercio Exterior SA, Class E	27,700	745,130
Banner Corp.	11,700	644,904
Capitol Federal Financial, Inc.	45,200	606,132
Employers Holdings, Inc.	18,500	821,400
Enstar Group, Ltd.*	2,900	582,175

Industry Company	Shares	Value

Financials (continued)
FBL Financial Group, Inc., Class A	5,200	$ 362,180
First BanCorp Puerto Rico*	129,500	660,450
Flagstar Bancorp, Inc.*	8,500	318,070
Heartland Financial USA, Inc.	12,400	665,260
Investors Bancorp, Inc.	63,000	874,440
Kearny Financial Corp.	55,400	800,530
National Western Life Group, Inc., Class A	2,600	860,652
Nationstar Mortgage Holdings, Inc.*+	46,500	860,250
Ocwen Financial Corp.*+	132,000	413,160
PHH Corp.*	18,000	185,400
Safety Insurance Group, Inc.	9,800	787,920
Selective Insurance Group, Inc.	27,500	1,614,250
Stifel Financial Corp.	7,000	416,920
TriState Capital Holdings, Inc.*	35,600	818,800
Walker & Dunlop, Inc.*	23,400	1,111,500
Washington Trust Bancorp, Inc.	5,900	314,175

		15,342,576

Health Care - 5.97%
Community Health Systems, Inc.*+	47,900	204,054
Enanta Pharmaceuticals, Inc.*	5,900	346,212
Kindred Healthcare, Inc.	87,800	851,660
LHC Group, Inc.*	13,200	808,500
Magellan Health, Inc.*	9,500	917,225
Triple-S Management Corp., Class B*	25,200	626,220

		3,753,871

Industrials - 17.20%
ABM Industries, Inc.	18,500	697,820
ACCO Brands Corp.*	85,600	1,044,320
Aircastle, Ltd.	27,100	633,869
Albany International Corp., Class A	11,600	712,820
Casella Waste Systems, Inc., Class A*	19,500	448,890
EMCOR Group, Inc.	10,100	825,675
Federal Signal Corp.	15,700	315,413
GATX Corp.	13,100	814,296
Greenbrier Companies., Inc. (The)+	19,700	1,050,010
MasTec, Inc.*	11,200	548,240

54	Semi-Annual Report | December 31, 2017 (Unaudited)

Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Industrials (continued)
Meritor, Inc.*	41,600	$975,936
SkyWest, Inc.	31,700	1,683,270
Spartan Motors, Inc.	9,700	152,775
Sterling Construction Co., Inc.*	55,737	907,399

		10,810,733

Information Technology - 11.97%
AVX Corp.	41,100	711,030
Benchmark Electronics, Inc.*	21,500	625,650
ePlus, Inc.*	10,200	767,040
Rosetta Stone, Inc.*	28,400	354,148
Sanmina Corp.*	35,900	1,184,700
Sykes Enterprises, Inc.*	14,400	452,880
Systemax, Inc.	22,200	738,594
Tech Data Corp.*	7,700	754,369
TTM Technologies, Inc.*	36,100	565,687
Unisys Corp.*+	55,800	454,770
Vishay Intertechnology, Inc.	44,100	915,075

		7,523,943

Materials - 3.49%
Materion Corp.	13,000	631,800
Ryerson Holding Corp.*	63,900	664,560
SunCoke Energy, Inc.*	74,700	895,653

		2,192,013

Real Estate - 5.82%
Bluerock Residential Growth
REIT, Inc.	12,000	121,320
CBL & Associates Properties, Inc.+	87,600	495,816
Cousins Properties, Inc.	90,600	838,050
Education Realty Trust, Inc.	17,600	614,592
Global Net Lease, Inc.+	29,700	611,226
Select Income REIT	39,000	980,070

		3,661,074

Telecommunication Services - 0.92%
Intelsat SA*+	113,400	384,426
Windstream Holdings, Inc.+	103,100	190,735

		575,161

Utilities - 3.06%
ALLETE, Inc.	8,500	632,060
NorthWestern Corp.	11,100	662,670
ONE Gas, Inc.	8,600	630,036

		1,924,766

TOTAL COMMON STOCKS - 99.73%		62,689,062

(Cost $53,381,474)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.66%
Fidelity Investments Money Market Government Portfolio Class I	1.14%	413,168	$413,168

TOTAL MONEY MARKET FUND - 0.66%			413,168

(Cost $413,168)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 11.62%
Fidelity Investments Money Market Government Portfolio Class I**	1.14%	7,308,763	7,308,763

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 11.62%			7,308,763

(Cost $7,308,763)

TOTAL INVESTMENTS - 112.01%			$70,410,993
(Cost $61,103,405)
Liabilities in Excess of Other Assets - (12.01%)			(7,550,850)

NET ASSETS - 100.00%			$62,860,143

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of December 31, 2017.
^	Rate disclosed as of December 31, 2017.
+	This security or a portion of the security is out on loan as of December 31, 2017. Total loaned securities had a value of $6,974,916 as of December 31, 2017.

www.bridgeway.com	55

Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 12/31/2017

(See Note 2 in Notes to Financial Statements):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$62,689,062	$—	$—	$62,689,062
Money Market Fund	—	413,168	—	413,168
Investments Purchased with Cash Proceeds from Securities Lending	—	7,308,763	—	7,308,763

TOTAL	$62,689,062	$7,721,931	$—	$70,410,993

See Notes to Financial Statements

56	Semi-Annual Report | December 31, 2017 (Unaudited)

Blue Chip 35 Index Fund
MANAGER’S COMMENTARY (Unaudited)

December 31, 2017

Dear Fellow Blue Chip 35 Index Fund Shareholder,

For the quarter ended December 31, 2017, our Fund returned +7.30%, outperforming our primary market benchmark, the S&P 500 Index (+6.64%), the Russell Top 50 Mega Cap Index (+7.26%), and our peer benchmark, the Lipper Large-Cap Core Funds Index (+6.29%).

For the six-month semi-annual period ended December 31, 2017, the Fund returned +11.60%, outperforming the S&P 500 Index (+11.42%) and the Lipper Large-Cap Core Funds Index (+11.02%), but lagging the Russell Top 50 Mega Cap Index (+12.35%).

For the calendar year, the Fund returned +18.43%, underperforming the S&P 500 Index (+21.83%), the Russell Top 50 Mega Cap Index (+22.81%), and the Lipper Large-Cap Core Funds Index (+20.90%).

The table below presents our December quarter, six-month, one-year, five-year, 10-year, 15-year, and inception-to-date financial results. See the next page for a graph of performance since inception.

Standardized Returns as of December 31, 2017

					Annualized
	Quarter	6 Months	1 Year	5 Years	10 Years	15 Years	Since Inception (7/31/97)

Blue Chip 35 Index Fund	7.30%	11.60%	18.43%	14.99%	8.36%	9.10%	7.33%
S&P 500 Index	6.64%	11.42%	21.83%	15.79%	8.50%	9.92%	7.17%
Russell Top 50 Mega Cap Index	7.26%	12.35%	22.81%	15.34%	7.95%	8.72%	6.17%
Lipper Large-Cap Core Funds Index	6.29%	11.02%	20.90%	14.63%	7.58%	8.89%	6.35%
Bridgeway Ultra-Large 35 Index	7.36%	11.64%	18.56%	15.22%	8.63%	9.30%	7.52%

Performance figures quoted in the table above represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions, based on the average of 500 widely held common stocks with dividends reinvested. The Russell Top 50 Mega Cap Index measures the performance of the largest companies in the Russell 3000 Index. It includes 50 of the largest securities, based on a combination of their market cap and current index membership, and represents approximately 40% of the total market capitalization of the Russell 3000 Index. The Bridgeway Ultra-Large 35 Index is an index composed of very large, “blue chip” U.S. stocks, excluding tobacco; it is compiled by the adviser of the Fund. The Lipper Large-Cap Core Funds Index reflects the aggregate record of domestic large-cap core mutual funds as reported by Lipper, Inc. It is not possible to invest directly in an index. Periods longer than one year are annualized.

According to data from Lipper, Inc. as of December 31, 2017, Blue Chip 35 Index Fund ranked 606th of 800 large-cap core funds for the 12 months ended December 31, 2017, 227th of 640 over the last five years, 100th of 485 over the last 10 years, and 42nd of 145 since inception in July 1997. Lipper, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns.

www.bridgeway.com	57

Blue Chip 35 Index Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Growth of a $10,000 Investment

from Inception July 31, 1997 to December 31, 2017

Detailed Explanation of Quarterly Performance

The Fund’s mega-cap design boosted relative results during a quarter in which larger stocks outperformed smaller ones. The Fund’s tilt toward less-risky, lower-beta stocks also slightly benefited relative results.

The Fund’s sector allocation effect was positive, with underweightings in the poor-performing Health Care and Utilities sectors and an overweighting in the Information Technology sector contributing the most to relative returns. The Fund’s stock selection effect was slightly negative overall, with holdings in the Industrials and Health Care sectors detracting the most from relative returns. Those results offset good returns from holdings in the Financials and Information Technology sectors, which made the largest positive contributions to relative performance.

The table below presents index performance numbers for stocks in the different CRSP deciles during various time periods.

				Annualized
CRSP Decile[1]	Quarter	6 Months	1 Year	5 Years	10 Years	92 Years
1 (ultra-large)	7.02%	12.29%	23.49%	15.85%	8.33%	9.44%
2	6.38%	9.72%	18.69%	16.38%	9.26%	10.64%
3	8.64%	13.48%	23.26%	16.10%	9.99%	11.15%
4	5.99%	11.22%	18.08%	14.24%	9.82%	10.92%
5	4.96%	8.81%	15.75%	13.28%	10.01%	11.51%
6	4.82%	13.13%	20.05%	14.52%	9.51%	11.47%
7	3.48%	9.06%	14.73%	15.49%	10.69%	11.61%
8	2.10%	9.49%	12.08%	13.25%	10.21%	11.54%
9	2.64%	8.34%	12.76%	15.05%	10.08%	11.58%
10 (ultra-small)	2.06%	9.20%	13.46%	13.32%	9.08%	13.30%

[1]	Performance figures are as of the period ended December 31, 2017. The CRSP Cap-Based Portfolio Indexes are unmanaged indexes of publicly traded U.S. stocks with dividends reinvested, grouped by market capitalization, as reported by the Center for Research in Security Prices. Past performance is no guarantee of future results.

58	Semi-Annual Report | December 31, 2017 (Unaudited)

Blue Chip 35 Index Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Detailed Explanation of Calendar Year Performance

The Fund’s investments in mega-cap stocks helped relative performance. However, our disciplined rebalancing process to maintain the Fund’s roughly equal weight design detracted from relative performance during a year in which the momentum factor was in favor. Rebalancing requires us to trim holdings of strong-performing, higher-momentum stocks while adding to holdings of weaker performing, lower-momentum stocks. The Fund’s tilt toward less-risky, lower-beta stocks boosted relative performance slightly.

The Fund’s sector allocation effect was essentially flat. However, the Fund’s stock selection effect was strongly negative, with holdings in the Industrials, Information Technology, and Health Care sectors detracting the most from relative results. Holdings in the Financials and Consumer Discretionary sectors made the largest positive contributions to relative performance.

www.bridgeway.com	59

Blue Chip 35 Index Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Contribution to Returns for Blue Chip 35 Index Fund stocks for the calendar year December 31, 2017:

Rank	Company	Industry	% Contribution to Return
1	Amazon.com, Inc.	Consumer Discretionary	1.9%
2	Apple, Inc.	Information Technology	1.8%
3	Visa, Inc., Class A	Financials	1.7%
4	Microsoft Corp.	Information Technology	1.6%
5	Bank of America Corp.	Financials	1.4%
6	McDonald’s Corp.	Consumer Discretionary	1.1%
7	Wal-Mart Stores, Inc.	Consumer Discretionary	1.1%
8	3M Co.	Industrials	0.8%
9	JPMorgan Chase & Co.	Financials	0.8%
10	Intel Corp.	Information Technology	0.8%
11	Cisco Systems, Inc.	Information Technology	0.7%
12	Oracle Corp.	Information Technology	0.7%
13	Alphabet, Inc., Class C	Information Technology	0.7%
14	Alphabet, Inc., Class A	Information Technology	0.6%
15	Johnson & Johnson	Health Care	0.6%
16	Berkshire Hathaway, Inc., Class B	Financials	0.5%
17	United Technologies Corp.	Industrials	0.5%
18	Comcast Corp., Class A	Consumer Discretionary	0.5%
19	PepsiCo, Inc.	Consumer Staples	0.4%
20	Pfizer, Inc.	Health Care	0.4%
21	Coca-Cola Co. (The)	Consumer Staples	0.4%
22	Wells Fargo & Co.	Financials	0.4%
23	Procter & Gamble Co. (The)	Consumer Staples	0.3%
24	ConocoPhillips	Energy	0.3%
25	Chevron Corp.	Energy	0.3%
26	United Parcel Service, Inc., Class B	Industrials	0.2%
27	Walt Disney Co. (The)	Consumer Discretionary	0.2%
28	Gilead Sciences, Inc.	Health Care	0.1%
29	Verizon Communications, Inc.	Telecommunication Services	0.1%
30	QUALCOMM, Inc.	Information Technology	0.1%
31	Merck & Co., Inc.	Health Care	0.0%
32	International Business Machines Corp.	Information Technology	-0.1%
33	Exxon Mobil Corp.	Energy	-0.1%
34	CVS Health Corp.	Consumer Staples	-0.1%
35	AT&T, Inc.	Telecommunication Services	-0.1%
36	Schlumberger, Ltd.	Energy	-0.5%
37	General Electric Co.	Industrials	-1.4%

60	Semi-Annual Report | December 31, 2017 (Unaudited)

Blue Chip 35 Index Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Industry Sector Representation as of December 31, 2017

	% of Net Assets	% of S&P 500 Index	Difference
Consumer Discretionary	11.9%	12.1%	-0.2%
Consumer Staples	12.7%	8.2%	4.5%
Energy	9.8%	6.1%	3.7%
Financials	12.6%	14.8%	-2.2%
Health Care	9.8%	13.8%	-4.0%
Industrials	9.9%	10.3%	-0.4%
Information Technology	28.3%	23.8%	4.5%
Materials	0.0%	3.0%	-3.0%
Real Estate	0.0%	2.9%	-2.9%
Telecommunication Services	4.9%	2.1%	2.8%
Utilities	0.0%	2.9%	-2.9%
Cash & Other Assets	0.1%	0.0%	0.1%
Total	100.0%	100.0%

Disclaimer

The views expressed here are exclusively those of Fund management. These views, including those concerning market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of the quarter end, December 31, 2017, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and are not indicative of future performance.

The Fund is subject to significant market risk (volatility) and is not an appropriate investment for short-term investors.

Conclusion

Thank you for your continued investment in Blue Chip 35 Index Fund. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

www.bridgeway.com	61

Blue Chip 35 Index Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.89%
Consumer Discretionary - 11.89%
Amazon.com, Inc.*	19,700	$23,038,559
Comcast Corp., Class A	350,650	14,043,533
McDonald’s Corp.	99,700	17,160,364
Walt Disney Co. (The)	131,600	14,148,316

		68,390,772

Consumer Staples - 12.67%
Coca-Cola Co. (The)	309,814	14,214,266
CVS Health Corp.	193,650	14,039,625
PepsiCo, Inc.	119,605	14,343,032
Procter & Gamble Co. (The)	151,726	13,940,585
Wal-Mart Stores, Inc.	165,269	16,320,314

		72,857,822

Energy - 9.82%
Chevron Corp.	114,295	14,308,591
ConocoPhillips	256,350	14,071,052
Exxon Mobil Corp.	166,837	13,954,247
Schlumberger, Ltd.	209,700	14,131,683

		56,465,573

Financials - 12.64%
Bank of America Corp.	775,808	22,901,852
Berkshire Hathaway, Inc.,
Class B*	72,850	14,440,327
JPMorgan Chase & Co.	178,695	19,109,643
Wells Fargo & Co.	267,259	16,214,604

		72,666,426

Health Care - 9.81%
Gilead Sciences, Inc.	195,150	13,980,546
Johnson & Johnson	102,402	14,307,607
Merck & Co., Inc.	249,935	14,063,842
Pfizer, Inc.	389,044	14,091,174

		56,443,169

Industrials - 9.90%
3M Co.	61,500	14,475,255
General Electric Co.	814,943	14,220,755
United Parcel Service, Inc.,
Class B	118,863	14,162,526
United Technologies Corp.	110,330	14,074,798

		56,933,334

Information Technology - 28.26%
Alphabet, Inc., Class A*	10,920	11,503,128
Alphabet, Inc., Class C*	11,009	11,519,818
Apple, Inc.	134,800	22,812,204
Cisco Systems, Inc.	366,558	14,039,171
Intel Corp.	306,093	14,129,253

Industry Company	Shares	Value

Information Technology (continued)
International Business
Machines Corp.	90,717	$13,917,802
Microsoft Corp.	272,795	23,334,884
Oracle Corp.	297,713	14,075,871
QUALCOMM, Inc.	220,100	14,090,802
Visa, Inc., Class A	202,900	23,134,658

		162,557,591

Telecommunication Services - 4.90%
AT&T, Inc.	361,125	14,040,540
Verizon Communications, Inc.	267,089	14,137,021

		28,177,561

TOTAL COMMON STOCKS - 99.89%		574,492,248

(Cost $291,729,941)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.09%
Fidelity Investments Money Market Government Portfolio Class I	1.14%	544,269	544,269

TOTAL MONEY MARKET FUND - 0.09%			544,269

(Cost $544,269)
TOTAL INVESTMENTS - 99.98%			$575,036,517
(Cost $292,274,210)
Other Assets in Excess of Liabilities - 0.02%			116,623

NET ASSETS - 100.00%			$575,153,140

*	Non-income producing security.
^	Rate disclosed as of December 31, 2017.

Summary of inputs used to value the Fund’s investments as of 12/31/2017 (See Note 2 in Notes to Financial Statements):

		Valuation Inputs
		Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$574,492,248	$—	$—	$574,492,248
Money Market Fund	—	544,269	—	544,269

TOTAL	$574,492,248	$544,269	$—	$575,036,517

See Notes to Financial Statements.

62	Semi-Annual Report | December 31, 2017 (Unaudited)

Managed Volatility Fund
MANAGER’S COMMENTARY (Unaudited)

December 31, 2017

Dear Fellow Managed Volatility Fund Shareholder,

For the quarter ended December 31, 2017, our Fund returned +2.72%,underperforming our primary market benchmark, the S&P 500 Index (+6.64%), and our peer benchmark, the Lipper Balanced Funds Index (+3.58%). Performance for the quarter was in line with the Fund’s design, as explained further below.

For the six-month semi-annual period ended December 31, 2017, our Fund returned +4.67%, trailing the S&P 500 Index (+11.42%) and the Lipper Balanced Funds Index (+6.86%).

For the calendar year, our Fund returned +8.18%, trailing the S&P 500 Index (+21.83%) and the Lipper Balanced Funds Index (+14.10%).

The table below presents our December quarter, six-month, one-year, five-year, 10-year, 15-year, and inception-to-date financial results. See the next page for a graph of performance since inception.

Standardized Returns as of December 31, 2017

					Annualized
	Quarter	6 Months	1 Year	5 Years	10 Years	15 Years	Since Inception (6/30/01)

Managed Volatility Fund	2.72%	4.67%	8.18%	5.14%	2.90%	4.91%	4.08%
S&P 500 Index	6.64%	11.42%	21.83%	15.79%	8.50%	9.92%	6.97%
Lipper Balanced Funds Index	3.58%	6.86%	14.10%	8.73%	5.73%	7.24%	5.73%

Performance figures quoted in the table above represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions, based on the average of 500 widely held common stocks with dividends reinvested. The Lipper Balanced Funds Index is an index of balanced funds compiled by Lipper, Inc. It is not possible to invest directly in an index. Periods longer than one year are annualized.

According to data from Lipper, Inc. as of December 31, 2017, the Managed Volatility Fund ranked 199th of 314 Alternative Long/Short Equity funds for the 12 months ended December 31, 2017, 88rd of 119 over the past five years, 24th of 37 over the last 10 years, and 6th of 12 funds since inception on June 30, 2001. Lipper, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns.

www.bridgeway.com	63

Managed Volatility Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Growth of a $10,000 Investment

from Inception June 30, 2001 to December 31, 2017

Detailed Explanation of Quarterly Performance

For the quarter, the Managed Volatility Fund met our design objective by capturing 41% of the S&P 500 Index’s return with a standard deviation of 0.12%, which was 65% lower than the S&P 500’s 0.35% standard deviation during the same period.

The portfolio’s equity component made the largest positive impact on performance, contributing +3.60% to the Fund’s return. Performance from the portfolio’s options component was essentially flat during the quarter, contributing +0.04% to the Fund’s return. The portfolio’s fixed-income component detracted slightly from performance, contributing -0.09% to the Fund’s return, while the portfolio’s futures component detracted the most, contributing -0.80% to the Fund’s return. However, this performance was in line with expectations during a quarter characterized by a rising equity market.

Detailed Explanation of Calendar Year Performance

For the year, the Fund’s return fell slightly short of our goal of capturing 40% of the S&P 500 Index’s return. The Fund’s 2.70% standard deviation was roughly 60% lower than the S&P 500 Index’s 6.77% standard deviation during the year.

The portfolio’s futures component detracted the most from performance, contributing -1.81% to the Fund’s return. However, this performance was in line with expectations during a year characterized by a rising equity market. The portfolio’s fixed-income component contributed -0.05% to the Fund’s return. The portfolio’s equities component returned +6.41%, boosting performance, while the portfolio’s options component contributed +0.20% to the Fund’s return.

The Fund continues to perform as designed, particularly over longer time horizons. For 10 years and since inception, the Fund has captured roughly 34% and 59%, respectively, of the S&P 500 Index’s return, with a standard deviation roughly 56% lower than that of the Index’s.

64	Semi-Annual Report | December 31, 2017 (Unaudited)

Managed Volatility Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

Top Ten Equity Holdings as of December 31, 2017

Rank	Description	Industry	% of Net Assets
1	United Rentals, Inc.	Industrials	1.8%
2	United Technologies Corp.	Industrials	1.6%
3	Kellogg Co.	Consumer Staples	1.5%
4	General Motors Co.	Consumer Discretionary	1.5%
5	Amazon.com, Inc.	Consumer Discretionary	1.4%
6	Gilead Sciences, Inc.	Health Care	1.2%
7	Alliance Data Systems Corp.	Information Technology	1.2%
8	Seagate Technology PLC	Information Technology	1.1%
9	Goldcorp, Inc.	Materials	1.1%
10	Western Digital Corp.	Information Technology	1.0%
	Total		13.4%

Industry Sector Representation as of December 31, 2017

Asset Type	% of Net Assets
Common Stock	58.4%
Consumer Discretionary	7.4%
Consumer Staples	5.2%
Energy	2.7%
Financials	7.3%
Health Care	7.1%
Industrials	8.5%
Information Technology	13.9%
Materials	2.4%
Real Estate	1.4%
Telecommunication Services	1.2%
Utilities	1.3%
U.S. Government Obligations	37.0%
Call Options Written	-1.3%
Put Options Written	-0.5%
Money Market Fund	5.9%
Liabilities in Excess of Other Assets	0.5%
Total	100%

Disclaimer

The views expressed here are exclusively those of Fund management. These views, including those related to market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of the quarter end, December 31, 2017, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

Market volatility can significantly affect short-term performance. The Fund is not an appropriate investment for short-term investors. Investments in the small companies within this multi-cap fund generally carry greater risk than is customarily associated with larger companies. This additional risk is attributable to a number of factors, including the relatively limited financial resources that are typically available to small companies and the fact that small companies often have comparatively limited product lines. In addition, the stock of small companies tends to be more volatile than the stock of large companies, particularly in the short term and particularly in the early stages of an economic or market downturn. The Fund’s use of options,

www.bridgeway.com	65

Managed Volatility Fund
MANAGER’S COMMENTARY (Unaudited) (continued)

futures, and leverage can magnify the risk of loss in an unfavorable market, and the Fund’s use of short-sale positions can, in theory, expose shareholders to unlimited loss. Shareholders of the Fund, therefore, are taking on more risk than they would if they invested in the stock market as a whole. The Fund uses an option writing strategy in which the Fund may sell covered calls or secured put options. Options are subject to special risks and may not fully protect the Fund against declines in the value of its stocks. In addition, an option writing strategy limits the upside profit potential normally associated with stocks. Finally, the Fund’s fixed-income holdings are subject to three types of risk. Interest rate risk is the chance that bond prices overall will decline as interest rates rise. Credit risk is the chance that a bond issuer will fail to pay interest and principal. Prepayment risk is the chance that a mortgage-backed bond issuer will repay a higher yielding bond, resulting in a lower paying yield.

Conclusion

Thank you for your continued investment in Managed Volatility Fund. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

66	Semi-Annual Report | December 31, 2017 (Unaudited)

Managed Volatility Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 58.46%
Consumer Discretionary - 7.41%
Adient PLC	495	$ 38,956
Amazon.com, Inc.*	400	467,788
Aptiv PLC	500	42,415
AutoZone, Inc.*	200	142,274
Carnival Corp.	600	39,822
Comcast Corp., Class A#	2,500	100,125
Delphi Technologies PLC*	166	8,710
Dollar General Corp.	500	46,505
Ford Motor Co.	2,900	36,221
General Motors Co.#	12,000	491,880
Goodyear Tire & Rubber Co. (The)	200	6,462
Hasbro, Inc.#	700	63,623
McDonald’s Corp.	500	86,060
NIKE, Inc., Class B#	1,500	93,825
Omnicom Group, Inc.#	1,200	87,396
Priceline Group, Inc. (The)*	100	173,774
Ross Stores, Inc.#	800	64,200
Scripps Networks Interactive, Inc., Class A	1,000	85,380
Starbucks Corp.#	1,000	57,430
Target Corp.#	800	52,200
Time Warner, Inc.	933	85,342
Twenty-First Century Fox, Inc., Class A	1,200	41,436
Walt Disney Co. (The)#	900	96,759
Wynn Resorts, Ltd.	200	33,718
Yum China Holdings, Inc.	800	32,016
Yum! Brands, Inc.#	300	24,483

		2,498,800

Consumer Staples - 5.24%
Archer-Daniels-Midland Co.#	1,400	56,112
Campbell Soup Co.	1,900	91,409
Coca-Cola Co. (The)#	900	41,292
Colgate-Palmolive Co.#	700	52,815
Constellation Brands, Inc., Class A	500	114,285
Costco Wholesale Corp.	300	55,836
CVS Health Corp.#	900	65,250
General Mills, Inc.#	1,600	94,864
JM Smucker Co. (The)	400	49,696
Kellogg Co.#	7,500	509,850
Kimberly-Clark Corp.#	1,100	132,726
Kroger Co. (The)#	1,200	32,940
Mondelez International, Inc. Class A#	3,600	154,080
PepsiCo, Inc.#	1,300	155,896
Procter & Gamble Co. (The)#	1,100	101,068

Industry Company	Shares	Value

Consumer Staples (continued)
Wal-Mart Stores, Inc.	600	$ 59,250

		1,767,369

Energy - 2.75%
Anadarko Petroleum Corp.	700	37,548
Chevron Corp.#	1,778	222,588
ConocoPhillips#	1,287	70,643
EOG Resources, Inc.	500	53,955
Exxon Mobil Corp.#	1,900	158,916
Halliburton Co.#	1,000	48,870
Helmerich & Payne, Inc.#+	1,000	64,640
Kinder Morgan, Inc.#	1,800	32,526
Marathon Petroleum Corp.#	1,700	112,166
Phillips 66	593	59,982
Valero Energy Corp.#	700	64,337

		926,171

Financials - 7.30%
Allstate Corp. (The)#	2,100	219,891
American Express Co.#	900	89,379
Aon PLC#	800	107,200
Bank of America Corp.#	2,700	79,704
BB&T Corp.	800	39,776
Berkshire Hathaway, Inc., Class B*#	500	99,110
BlackRock, Inc.	300	154,113
Capital One Financial Corp.#	700	69,706
Charles Schwab Corp. (The)#	1,800	92,466
Chubb, Ltd.	361	52,753
Citigroup, Inc.#	2,810	209,092
Comerica, Inc.	300	26,043
Goldman Sachs Group, Inc. (The)	500	127,380
Huntington Bancshares, Inc.	3,200	46,592
JPMorgan Chase & Co.#	1,500	160,410
KeyCorp	4,800	96,816
Marsh & McLennan Cos., Inc.	300	24,417
Morgan Stanley#	2,300	120,681
PNC Financial Services Group, Inc. (The)	500	72,145
Progressive Corp. (The)	1,220	68,710
S&P Global, Inc.	500	84,700
State Street Corp.#	1,000	97,610
U.S. Bancorp	1,900	101,802
Wells Fargo & Co.#	3,671	222,720

		2,463,216

www.bridgeway.com	67

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care - 7.06%
Abbott Laboratories#	1,300	$ 74,191
AbbVie, Inc.#	1,400	135,394
Allergan PLC	300	49,074
Amgen, Inc.	800	139,120
Baxter International, Inc.	600	38,784
Becton Dickinson & Co.	774	165,650
Biogen, Inc.*	400	127,428
Bioverativ, Inc.*	300	16,176
Bristol-Myers Squibb Co.#	1,479	90,633
Celgene Corp.*#	1,100	114,796
Danaher Corp.#	1,200	111,384
DaVita, Inc.*#	1,100	79,475
Express Scripts Holding Co.*#	1,734	129,426
Gilead Sciences, Inc.#	5,700	408,348
Johnson & Johnson#	800	111,776
Merck & Co., Inc.#	2,200	123,794
Pfizer, Inc.#	3,600	130,392
Shire PLC, ADR	192	29,783
Stryker Corp.	660	102,194
Thermo Fisher Scientific, Inc.	500	94,940
UnitedHealth Group, Inc.	500	110,230

		2,382,988

Industrials - 8.52%
3M Co.#	800	188,296
AerCap Holdings NV*#	1,100	57,871
Deere & Co.	400	62,604
Emerson Electric Co.#	1,500	104,535
FedEx Corp.#	1,000	249,540
General Electric Co.#	2,900	50,605
Honeywell International, Inc.#	2,000	306,720
Johnson Controls International PLC#	754	28,735
Lockheed Martin Corp.	270	86,684
Northrop Grumman Corp.#	1,000	306,910
NOW, Inc.*+	200	2,206
Raytheon Co.	300	56,355
Southwest Airlines Co.#	1,400	91,630
Union Pacific Corp.	500	67,050
United Rentals, Inc.*#	3,600	618,876
United Technologies Corp.#	4,140	528,140
Waste Management, Inc.#	800	69,040

		2,875,797

Information Technology - 13.90%
Adobe Systems, Inc.*#	800	140,192
Alliance Data Systems Corp.#	1,600	405,568

Industry Company	Shares	Value

Information Technology (continued)
Alphabet, Inc., Class A*	260	$ 273,884
Alphabet, Inc., Class C*	260	272,064
Apple, Inc.#	1,900	321,537
Applied Materials, Inc.#	1,600	81,792
Cisco Systems, Inc.#	6,000	229,800
Citrix Systems, Inc.*#	800	70,400
Cognizant Technology Solutions Corp., Class A	700	49,714
Dell Technologies, Inc., Class V*	222	18,044
DXC Technology Co.	171	16,228
eBay, Inc.*	700	26,418
Electronic Arts, Inc.*	800	84,048
Facebook, Inc., Class A*#	1,500	264,690
Hewlett Packard Enterprise Co.	1,400	20,104
HP, Inc.	2,000	42,020
Intel Corp.#	2,400	110,784
International Business Machines Corp.#	1,300	199,446
Intuit, Inc.	400	63,112
Juniper Networks, Inc.#	3,900	111,150
LogMeIn, Inc.	189	21,641
Mastercard, Inc., Class A#	800	121,088
Micro Focus International PLC, ADR*	196	6,584
Micron Technology, Inc.*#	3,900	160,368
Microsoft Corp.#	1,200	102,648
Oracle Corp.#	1,260	59,573
PayPal Holdings, Inc.*	400	29,448
QUALCOMM, Inc.#	1,000	64,020
salesforce.com, Inc.*#	1,900	194,237
Seagate Technology PLC#	9,000	376,560
Texas Instruments, Inc.#	970	101,307
Visa, Inc., Class A#	2,700	307,854
Western Digital Corp.#	4,310	342,774

		4,689,097

Materials - 2.39%
AdvanSix, Inc.*	48	2,019
DowDuPont, Inc.#	900	64,098
Goldcorp, Inc.#	28,000	357,560
International Paper Co.#	700	40,558
LyondellBasell Industries NV, Class A	500	55,160
Monsanto Co.	600	70,068
Praxair, Inc.	600	92,808
Sherwin-Williams Co. (The)	300	123,012

		805,283

68	Semi-Annual Report | December 31, 2017 (Unaudited)

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry Company		Shares	Value
Common Stocks (continued)
Real Estate - 1.39%
American Tower Corp.		600	$ 85,602
Crown Castle International Corp.		500	55,505
Public Storage#		1,000	209,000
Simon Property Group, Inc.#		700	120,218

			470,325

Telecommunication Services - 1.24%
AT&T, Inc.#		5,100	198,288
CenturyLink, Inc.#		1,200	20,016
T-Mobile US, Inc.*#		1,800	114,318
Verizon Communications, Inc.#		1,600	84,688

			417,310

Utilities - 1.26%
AES Corp.		4,300	46,569
American Electric Power Co., Inc.		1,000	73,570
Dominion Energy, Inc.#		1,020	82,681
Duke Energy Corp.		783	65,858
Exelon Corp.#		1,400	55,174
Public Service Enterprise Group, Inc.		900	46,350
Sempra Energy		500	53,460

			423,662

TOTAL COMMON STOCKS - 58.46%			19,720,018

(Cost $12,233,874)

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 36.97%
U.S. Treasury Bills - 36.97%
01/11/2018	1.088%(a)	$2,000,000	1,999,411
03/01/2018	1.289%(a)	4,000,000	3,991,799
03/15/2018	1.282%(a)	1,000,000	997,410
03/22/2018	1.360%(a)	2,000,000	1,994,053
03/29/2018	1.450%(a)	3,500,000	3,488,556

			12,471,229

TOTAL U.S. GOVERNMENT OBLIGATIONS - 36.97%			12,471,229

(Cost $12,470,228)

	Rate^	Shares	Value
MONEY MARKET FUND - 5.92%
Fidelity Investments Money Market Government Portfolio Class I	1.14%	1,996,236	$ 1,996,236

TOTAL MONEY MARKET FUND — 5.92%			1,996,236

(Cost $1,996,236)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.14%
Fidelity Investments Money Market Government Portfolio Class I**	1.14%	48,675	48,675

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.14%			48,675

(Cost $48,675)
TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN - 101.50%			$ 34,236,158

(Cost $26,749,013)

WRITTEN OPTIONS - (1.82%)
TOTAL WRITTEN OPTIONS - (1.82%)			$ (614,589)

(Premiums Received $(542,143))

TOTAL INVESTMENTS - 99.68%			$ 33,621,569
(Cost $26,206,870)
Other Assets in Excess of Liabilities - 0.32%			109,095

NET ASSETS - 100.00%			$ 33,730,664

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of December 31, 2017.
#	Security subject to call or put option written by the Fund.
^	Rate disclosed as of December 31, 2017.
+	This security or a portion of the security is out on loan as of December 31, 2017. Total loaned securities had a value of $47,454 as of December 31, 2017.
(a)	Rate represents the effective yield at purchase.

PLC - Public Limited Company

ADR - American Depositary Receipt

www.bridgeway.com	69

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
EXCHANGE TRADED PUT OPTIONS WRITTEN - (0.52%)

AbbVie, Inc.	35	$(338,485)	$92.50	02/16/18	$(5,670)
AerCap Holdings NV	15	(78,915)	50.00	04/20/18	(2,025)
Align Technology, Inc.	15	(333,285)	230.00	04/20/18	(33,000)
Allstate Corp. (The)	20	(209,420)	100.00	04/20/18	(3,780)
Apple, Inc.	20	(338,460)	170.00	02/16/18	(12,800)
Applied Materials, Inc.	60	(306,720)	50.00	01/19/18	(4,980)
Athene Holding, Ltd.	57	(294,747)	50.00	02/16/18	(8,550)
Berkshire Hathaway, Inc., Class B	20	(396,440)	195.00	03/16/18	(7,000)
Coca-Cola Co. (The)	35	(160,580)	45.00	03/16/18	(2,590)
Fiat Chrysler Automobiles NV	50	(89,200)	17.00	03/16/18	(3,000)
Honeywell International, Inc.	10	(153,360)	150.00	03/16/18	(2,900)
Huntsman Corp.	20	(66,580)	30.00	02/16/18	(820)
Intel Corp.	80	(369,280)	42.00	03/16/18	(4,080)
IPG Photonics Corp.	5	(107,065)	200.00	04/20/18	(4,450)
Juniper Networks, Inc.	65	(185,250)	27.00	01/19/18	(780)
KLA-Tencor Corp.	35	(367,745)	100.00	03/16/18	(13,650)
Leucadia National Corp.	20	(52,980)	25.00	03/16/18	(1,200)
Michael Kors Holdings, Ltd.	61	(383,995)	55.00	02/16/18	(5,490)
Micron Technology, Inc.	85	(349,520)	40.00	01/19/18	(8,755)
O’Reilly Automotive, Inc.	16	(384,864)	210.00	02/16/18	(3,040)
Prudential Financial, Inc.	30	(344,940)	110.00	03/16/18	(7,650)
PulteGroup, Inc.	100	(332,500)	34.00	04/20/18	(21,900)
Red Hat, Inc.	7	(84,070)	125.00	03/16/18	(4,970)
Reinsurance Group of America, Inc.	10	(155,930)	145.00	01/19/18	(450)
TransUnion	32	(175,872)	55.00	03/16/18	(7,200)
Western Digital Corp.	10	(79,530)	82.00	01/26/18	(4,300)

Total Exchange Traded Put Options Written (Premiums received $245,936)					$(175,030)

EXCHANGE TRADED CALL OPTIONS WRITTEN - (1.30%)

3M Co.	3	$(70,611)	$240.00	02/16/18	$(1,170)
Abbott Laboratories	4	(22,828)	57.50	01/19/18	(240)
AbbVie, Inc.	4	(38,684)	97.50	02/16/18	(1,100)
Adobe Systems, Inc.	3	(52,572)	175.00	01/19/18	(1,095)
AerCap Holdings NV	11	(57,871)	52.50	01/19/18	(1,034)
Alliance Data Systems Corp.	16	(405,568)	240.00	03/16/18	(36,480)
Allstate Corp. (The)	15	(157,065)	105.00	04/20/18	(5,400)
American Express Co.	3	(29,793)	95.00	01/19/18	(1,536)
Aon PLC	3	(40,200)	145.00	04/20/18	(525)
Apple, Inc.	6	(101,538)	180.00	02/16/18	(1,224)
Applied Materials, Inc.	5	(25,560)	48.00	01/19/18	(1,900)
Archer-Daniels-Midland Co.	4	(16,032)	44.00	01/19/18	(12)
AT&T, Inc.	15	(58,320)	39.00	01/19/18	(660)
Bank of America Corp.	8	(23,616)	27.00	01/19/18	(2,120)
Bristol-Myers Squibb Co.	6	(36,768)	67.50	03/16/18	(498)
Capital One Financial Corp.	3	(29,874)	92.50	01/19/18	(2,385)
Celgene Corp.	4	(41,744)	120.00	03/16/18	(396)

70	Semi-Annual Report | December 31, 2017 (Unaudited)

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Exchange Traded Call Options Written (continued)
CenturyLink, Inc.	4	$(6,672)	$19.00	01/19/18	$(40)
Charles Schwab Corp. (The)	5	(25,685)	42.00	01/19/18	(4,850)
Chevron Corp.	6	(75,114)	120.00	03/16/18	(4,320)
Cisco Systems, Inc.	18	(68,940)	37.00	02/16/18	(3,222)
Citigroup, Inc.	8	(59,528)	75.00	03/16/18	(2,048)
Citrix Systems, Inc.	3	(26,400)	95.00	03/16/18	(495)
Colgate-Palmolive Co.	3	(22,635)	72.50	01/19/18	(960)
Comcast Corp., Class A	8	(32,040)	37.50	01/19/18	(2,160)
ConocoPhillips	4	(21,956)	50.00	01/19/18	(2,096)
CVS Health Corp.	3	(21,750)	72.50	02/16/18	(765)
Danaher Corp.	4	(37,128)	87.50	01/19/18	(2,560)
DaVita, Inc.	3	(21,675)	62.50	01/19/18	(3,240)
Dominion Energy, Inc.	3	(24,318)	85.00	04/20/18	(240)
DowDuPont, Inc.	3	(21,366)	70.00	01/19/18	(600)
Emerson Electric Co.	5	(34,845)	65.00	01/19/18	(2,500)
Exelon Corp.	4	(15,764)	40.00	01/19/18	(140)
Express Scripts Holding Co.	5	(37,320)	62.50	02/16/18	(6,500)
Exxon Mobil Corp.	6	(50,184)	85.00	01/19/18	(234)
Facebook, Inc., Class A	5	(88,230)	180.00	02/16/18	(2,650)
FedEx Corp.	3	(74,862)	230.00	01/19/18	(6,045)
General Electric Co.	8	(13,960)	21.00	01/19/18	(16)
General Mills, Inc.	5	(29,645)	52.50	01/19/18	(3,535)
General Motors Co.	120	(491,880)	44.00	02/16/18	(5,760)
Gilead Sciences, Inc.	50	(358,200)	72.50	02/16/18	(12,000)
Goldcorp, Inc.	280	(357,560)	12.00	02/16/18	(26,880)
Halliburton Co.	3	(14,661)	42.50	02/16/18	(2,034)
Hasbro, Inc.	3	(27,267)	95.00	01/19/18	(171)
Helmerich & Payne, Inc.	3	(19,392)	60.00	01/19/18	(1,551)
Honeywell International, Inc.	12	(184,032)	155.00	03/16/18	(4,500)
Honeywell International, Inc.	3	(46,008)	145.00	01/19/18	(2,820)
Intel Corp.	7	(32,312)	48.00	02/16/18	(609)
International Business Machines Corp.	4	(61,368)	165.00	01/19/18	(148)
International Paper Co.	3	(17,382)	60.00	01/19/18	(63)
Johnson & Johnson	3	(41,916)	145.00	03/16/18	(405)
Johnson Controls International PLC	3	(11,433)	37.00	04/20/18	(795)
JPMorgan Chase & Co.	5	(53,470)	100.00	03/16/18	(4,250)
Juniper Networks, Inc.	12	(34,200)	27.00	01/19/18	(2,148)
Kellogg Co.	75	(509,850)	67.50	02/16/18	(19,125)
Kimberly-Clark Corp.	4	(48,264)	115.00	01/19/18	(2,560)
Kinder Morgan, Inc./DE	5	(9,035)	20.00	01/19/18	(25)
Kroger Co. (The)	4	(10,980)	28.00	02/16/18	(332)
Marathon Petroleum Corp.	5	(32,990)	57.50	01/19/18	(4,450)
Mastercard, Inc., Class A	3	(45,408)	150.00	01/19/18	(957)
Merck & Co., Inc.	7	(39,389)	67.50	01/19/18	(7)
Micron Technology, Inc.	12	(49,344)	48.00	02/16/18	(696)
Microsoft Corp.	4	(34,216)	85.00	02/16/18	(1,188)
Mondelez International, Inc. Class A	10	(42,800)	44.00	03/16/18	(910)
Morgan Stanley	7	(36,729)	49.00	01/19/18	(2,723)
NIKE, Inc., Class B	5	(31,275)	55.00	01/19/18	(3,985)

www.bridgeway.com	71

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of December 31, 2017 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Exchange Traded Call Options Written (continued)
Northrop Grumman Corp.	3	$(92,073)	$290.00	01/19/18	$(5,730)
Omnicom Group, Inc.	3	(21,849)	72.50	01/19/18	(540)
Oracle Corp.	4	(18,912)	50.00	01/19/18	(16)
PepsiCo, Inc.	4	(47,968)	120.00	03/16/18	(1,412)
Pfizer, Inc.	11	(39,842)	36.00	03/16/18	(1,155)
Procter & Gamble Co. (The)	4	(36,752)	92.50	03/16/18	(704)
Public Storage	4	(83,600)	220.00	03/16/18	(1,232)
QUALCOMM, Inc.	2	(12,804)	70.00	02/16/18	(112)
Ross Stores, Inc.	3	(24,075)	75.00	02/16/18	(2,067)
salesforce.com, Inc.	6	(61,338)	100.00	01/19/18	(1,890)
Seagate Technology PLC	90	(376,560)	42.00	03/16/18	(25,020)
Simon Property Group, Inc.	3	(51,522)	170.00	01/19/18	(1,245)
Southwest Airlines Co.	4	(26,180)	55.00	01/19/18	(4,316)
Starbucks Corp.	3	(17,229)	57.50	02/16/18	(474)
State Street Corp.	3	(29,283)	95.00	02/16/18	(1,425)
Target Corp.	3	(19,575)	67.50	03/16/18	(690)
Texas Instruments, Inc.	3	(31,332)	100.00	01/19/18	(1,500)
T-Mobile US, Inc.	18	(114,318)	62.50	02/16/18	(5,328)
United Rentals, Inc.	36	(618,876)	145.00	03/16/18	(110,160)
United Technologies Corp.	30	(382,710)	120.00	02/16/18	(26,760)
Valero Energy Corp.	3	(27,573)	92.50	03/16/18	(1,035)
Verizon Communications, Inc.	5	(26,465)	50.00	01/19/18	(1,590)
Visa, Inc., Class A	8	(91,216)	115.00	03/16/18	(2,960)
Walt Disney Co. (The)	3	(32,253)	110.00	03/16/18	(918)
Waste Management, Inc.	3	(25,890)	82.50	01/19/18	(1,230)
Wells Fargo & Co.	11	(66,737)	57.50	01/19/18	(4,037)
Western Digital Corp.	33	(262,449)	82.50	04/20/18	(14,685)
Yum! Brands, Inc.	3	(24,483)	40.00	01/19/18	(13,245)

Total Exchange Traded Call Options Written (Premiums received $296,207)					$(439,559)

72	Semi-Annual Report | December 31, 2017 (Unaudited)

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of

12/31/2017 (See Note 2 in Notes to Financial Statements):

		Assets Table
		Valuation Inputs
		Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common
Stocks	$19,720,018	$—	$—	$19,720,018
U.S.
Government
Obligations	—	12,471,229	—	12,471,229
Money Market
Fund	—	1,996,236	—	1,996,236
Investments
Purchased
with Cash
Proceeds
from
Securities
Lending	—	48,675	—	48,675

TOTAL	$19,720,018	$14,516,140	$—	$34,236,158

		Liabilities Table
		Valuation Inputs
		Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Options Written	$(317,162)	$(297,427)	$—	$(614,589)

TOTAL	$(317,162)	$(297,427)	$—	$(614,589)

See Notes to Financial Statements.

www.bridgeway.com	73

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (Unaudited)

ASSETS	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Investments at value	$257,321,568	$105,670,129	$395,168,650
Receivables:
Portfolio securities sold	-	99,851	1,457,507
Fund shares sold	117,440	-	790,363
Dividends and interest	199,848	199,864	352,641
Receivable from investment adviser	-	-	-
Deposits with brokers	-	-	-
Prepaid expenses	24,762	10,954	44,050
Total assets	257,663,618	105,980,798	397,813,211

LIABILITIES
Payables:
Portfolio securities purchased	1,901,611	-	435,400
Fund shares redeemed	34,395	28,371	203,253
Loan payable	-	1,112,000	-
Payable upon return of securities loaned	12,529,295	8,002,941	44,206,098
Accrued Liabilities:
Investment adviser fees	184,352	74,178	148,854
Administration fees	5,481	2,225	8,133
Directors’ fees	167	180	861
Other	108,157	46,664	150,698
Put options written at value	-	-	-
Call options written at value	-	-	-
Total liabilities	14,763,458	9,266,559	45,153,297
NET ASSETS	$242,900,160	$96,714,239	$352,659,914

NET ASSETS REPRESENT
Paid-in capital	$225,379,725	$85,632,345	$258,108,662
Undistributed net investment income (loss)	(63,185)	174,206	1,303,266
Accumulated net realized gain (loss) on investments	(16,851,955)	2,103,785	10,145,238
Net unrealized appreciation on investments	34,435,575	8,803,903	83,102,748
NET ASSETS	$242,900,160	$96,714,239	$352,659,914
Shares of common stock outstanding of $.001 par value*	3,224,148	3,197,568	24,729,044
Net asset value, offering price and redemption price per share	$ 75.34	$30.25	$14.26(a	)
Total investments at cost	$222,885,993	$96,866,226	$312,065,902
Premiums received on put options written	$ -	$ -	$ -
Premiums received on call options written	$ -	$ -	$ -

*	See Note 1 - Organization in the Notes to Financial Statements for shares authorized for each Fund.
(a)	Redemption of shares held less than six months may be charged a 2% redemption fee. See Note 8.

See Notes to Financial Statements.

74	Semi-Annual Report | December 31, 2017 (Unaudited)

Small-Cap Momentum		Small-Cap Growth	Small-Cap Value	Blue Chip 35 Index	Managed Volatility

$6,340,859		$55,980,615	$70,410,993	$575,036,517	$34,236,158

-		-	308,667	10,558,953	111,465
-		35,652	175	515,859	-
5,202		48,402	36,372	574,918	21,948
5,420		-	-	3,719	-
-		-	-	-	81,626
9,341		14,023	13,414	21,148	11,730

6,360,822		56,078,692	70,769,621	586,711,114	34,462,927

-		-	475,916	11,108,618	-
2,000		550	48,367	293,892	14,277
-		-	-	-	-
596,337		5,573,398	7,308,763	-	48,675

-		24,814	30,795	-	11,526
131		1,144	1,456	13,215	786
-		-	114	627	362
27,776		34,101	44,067	141,622	42,048
-		-	-	-	175,030
-		-	-	-	439,559

626,244		5,634,007	7,909,478	11,557,974	732,263

$5,734,578		$50,444,685	$62,860,143	$575,153,140	$33,730,664

$4,895,685		$46,261,162	$70,631,649	$279,581,507	$27,060,396
780		72,162	186,392	(78,424)	93,979
458,199		(3,090,251)	(17,265,486)	12,887,750	(838,410)
379,914		7,201,612	9,307,588	282,762,307	7,414,699

$5,734,578		$50,444,685	$62,860,143	$575,153,140	$33,730,664

441,485		1,823,691	2,369,037	39,464,071	2,191,031

$12.99(a	)	$27.66	$26.53	$14.57	$15.39

$5,960,945		$48,779,003	$61,103,405	$292,274,210	$26,749,013
$-		$-	$-	$-	$245,936
$-		$-	$-	$-	$296,207

www.bridgeway.com	75

STATEMENTS OF OPERATIONS

Six Months Ended December 31, 2017 (Unaudited)

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market

INVESTMENT INCOME
Dividends	$ 1,471,233	$ 636,684	$ 1,345,926
Less: foreign taxes withheld	(25,498)	-	-
Interest	-	-	-
Securities lending	86,464	286,297	1,291,203

Total Investment Income	1,532,199	922,981	2,637,129

EXPENSES
Investment advisory fees - Base fees	1,050,795	446,463	889,228
Investment advisory fees - Performance adjustment	119,816	-	-
Administration fees.	32,057	13,637	48,847
Accounting fees	39,397	33,301	59,770
Transfer agent fees	64,727	31,791	57,933
Audit fees	10,976	7,365	14,462
Legal fees	16,434	7,248	25,276
Custody fees	3,736	5,670	10,957
Blue sky fees	12,517	5,750	16,112
Directors’ and officers’ fees	13,127	5,804	19,919
Shareholder servicing fees	67,384	14,401	153,599
Reports to shareholders	16,535	6,232	24,188
Miscellaneous expenses	19,056	11,293	28,780

Total Expenses	1,466,557	588,955	1,349,071

Less investment advisory fees waived	-	-	(15,229)
Less expenses reimbursed by investment adviser	-	-	-

Net Expenses	1,466,557	588,955	1,333,842

NET INVESTMENT INCOME	65,642	334,026	1,303,287

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized Gain (Loss) on:
Investments	(757,637)	2,241,794	26,564,112
Written options	-	-	-
Futures contracts	-	-	-

Net Realized Gain (Loss)	(757,637)	2,241,794	26,564,112

Change in Unrealized Appreciation (Depreciation) on:
Investments	30,248,970	23,238	2,425,097
Written options	-	-	-

Net Change in Unrealized Appreciation (Depreciation)	30,248,970	23,238	2,425,097

Net Realized and Unrealized Gain on Investments	29,491,333	2,265,032	28,989,209

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,556,975	$2,599,058	$30,292,496

See Notes to Financial Statements.

76	Semi-Annual Report | December 31, 2017 (Unaudited)

Small-Cap Momentum	Small-Cap Growth	Small-Cap Value	Blue Chip 35 Index	Managed Volatility

$30,445	$134,633	$451,969	$6,849,506	$211,380
(157)	-	-	-	(598)
-	-	-	-	63,446
4,121	162,881	28,398	-	241

34,409	297,514	480,367	6,849,506	274,469

15,394	143,892	187,631	229,879	104,031
-	9,125	(14,668)	-	-
769	6,583	8,591	78,951	4,773
31,525	26,957	28,032	61,348	31,150
13,878	29,523	33,316	29,864	21,319
4,688	5,862	6,287	20,379	8,067
383	3,367	4,459	40,971	2,637
6,705	2,421	1,913	4,829	3,848
9,830	11,312	12,044	27,698	12,248
308	2,728	3,562	32,012	1,950
1,992	13,098	18,316	39,825	11,983
1,212	4,062	5,811	68,820	4,749
2,267	4,300	6,238	48,419	8,176

88,951	263,230	301,532	682,995	214,931

(15,394)	(37,881)	(7,563)	(229,879)	(48,388)
(48,366)	-	-	(22,093)	-

25,191	225,349	293,969	431,023	166,543

9,218	72,165	186,398	6,418,483	107,926

623,081	3,526,460	2,745,729	19,937,032	1,085,895
-	-	-	-	346,908
-	-	-	-	(752,066)

623,081	3,526,460	2,745,729	19,937,032	680,737

(80,883)	1,463,273	1,762,333	36,689,899	887,736
-	-	-	-	(127,426)

(80,883)	1,463,273	1,762,333	36,689,899	760,310

542,198	4,989,733	4,508,062	56,626,931	1,441,047

$551,416	$5,061,898	$4,694,460	$63,045,414	$1,548,973

www.bridgeway.com	77

STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Investors 1		Ultra-Small Company
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017
	(Unaudited)		(Unaudited)

OPERATIONS
Net investment income (loss)	$65,642	$(512,747)	$334,026	$1,168,356
Net realized gain (loss) on investments	(757,637)	52,731,300	2,241,794	9,710,185
Net change in unrealized appreciation (depreciation) on investments	30,248,970	(9,290,204)	23,238	5,136,677

Net increase in net assets resulting from operations	29,556,975	42,928,349	2,599,058	16,015,218

DISTRIBUTIONS:
From net investment income	-	(1,255,319)	(1,299,998)	(1,212,208)
From net realized gains	-	-	(614,549)	-

Net decrease in net assets from distributions	-	(1,255,319)	(1,914,547)	(1,212,208)

SHARE TRANSACTIONS:
Proceeds from sale of shares	2,716,734	8,479,231	420,849	1,300,515
Reinvestment of distributions	-	1,210,679	1,769,198	1,132,706
Cost of shares redeemed	(13,446,872)	(34,518,694)	(7,144,172)	(17,703,091)
Redemption fees	-	-	-	-

Net increase (decrease) in net assets resulting from share transactions	(10,730,138)	(24,828,784)	(4,954,125)	(15,269,870)

Net increase (decrease) in net assets	18,826,837	16,844,246	(4,269,614)	(466,860)

NET ASSETS:
Beginning of period	224,073,323	207,229,077	100,983,853	101,450,713

End of period**	$242,900,160	$224,073,323	$96,714,239	$100,983,853

SHARES ISSUED & REDEEMED
Issued	38,997	133,731	13,976	45,001
Distributions reinvested	-	18,811	59,509	38,177
Redeemed	(191,150)	(561,401)	(237,704)	(624,860)

Net increase (decrease)	(152,153)	(408,859)	(164,219)	(541,682)
Outstanding at beginning of period	3,376,301	3,785,160	3,361,787	3,903,469

Outstanding at end of period	3,224,148	3,376,301	3,197,568	3,361,787

** Including undistributed net investment income (loss) of:	$(63,185)	$(128,827)	$174,206	$1,140,178

See Notes to Financial Statements.

78	Semi-Annual Report | December 31, 2017 (Unaudited)

Ultra-Small Company Market		Small-Cap Momentum
Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017
(Unaudited)		(Unaudited)

$ 1,303,287	$ 4,216,600	$ 9,218	$ 29,117
26,564,112	37,591,817	623,081	535,990

2,425,097	40,759,414	(80,883)	203,270
30,292,496	82,567,831	551,416	768,377

(449,186)	(3,465,525)	(16,157)	(48,202)
(43,056,482)	(24,304,051)	(535,304)	(147,252)
(43,505,668)	(27,769,576)	(551,461)	(195,454)

12,955,650	33,169,406	486,521	272,512
41,869,482	26,765,299	549,829	194,812
(41,150,799)	(94,110,373)	(380,336)	(137,445)
8,840	31,936	-	218

13,683,173	(34,143,732)	656,014	330,097
470,001	20,654,523	655,969	903,020

352,189,913	331,535,390	5,078,609	4,175,589
$352,659,914	$352,189,913	$5,734,578	$5,078,609

867,448	2,305,325	36,072	23,323
3,025,252	1,858,701	43,158	15,787
(2,748,213)	(6,546,492)	(27,419)	(12,284)
1,144,487	(2,382,466)	51,811	26,826
23,584,557	25,967,023	389,674	362,848
24,729,044	23,584,557	441,485	389,674

$ 1,303,266	$ 449,165	$ 780	$ 7,719

www.bridgeway.com	79

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Small-Cap Growth		Small-Cap Value
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017
	(Unaudited)		(Unaudited)

OPERATIONS
Net investment income	$ 72,165	$ 98,933	$ 186,398	$ 589,999
Net realized gain on investments	3,526,460	6,078,273	2,745,729	3,054,674
Net change in unrealized appreciation (depreciation) on investments	1,463,273	2,032,306	1,762,333	7,518,282

Net increase in net assets resulting from operations	5,061,898	8,209,512	4,694,460	11,162,955

DISTRIBUTIONS:
From net investment income	(98,928)	(128,436)	(547,905)	(644,905)
From net realized gains	-	-	-	-

Net decrease in net assets from distributions	(98,928)	(128,436)	(547,905)	(644,905)

SHARE TRANSACTIONS:
Proceeds from sale of shares	2,614,646	10,067,573	921,682	3,643,910
Reinvestment of distributions.	95,874	124,435	525,341	621,803
Cost of shares redeemed	(3,772,324)	(8,123,208)	(4,714,141)	(11,543,562)

Net increase (decrease) in net assets resulting from share transactions	(1,061,804)	2,068,800	(3,267,118)	(7,277,849)

Net increase (decrease) in net assets	3,901,166	10,149,876	879,437	3,240,201

NET ASSETS:
Beginning of period	46,543,519	36,393,643	61,980,706	58,740,505

End of period*	$50,444,685	$46,543,519	$62,860,143	$61,980,706

SHARES ISSUED & REDEEMED
Issued.	98,110	435,958	35,640	150,968
Distributions reinvested	3,546	5,311	20,268	24,714
Redeemed	(145,553)	(364,034)	(184,113)	(492,525)

Net increase (decrease)	(43,897)	77,235	(128,205)	(316,843)
Outstanding at beginning of period	1,867,588	1,790,353	2,497,242	2,814,085

Outstanding at end of period	1,823,691	1,867,588	2,369,037	2,497,242

* Including undistributed net investment income of:	$ 72,162	$ 98,925	$ 186,392	$ 547,899

See Notes to Financial Statements.

80	Semi-Annual Report | December 31, 2017 (Unaudited)

Blue Chip 35 Index		Managed Volatility
Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017
(Unaudited)		(Unaudited)

$ 6,418,483	$ 12,971,148	$ 107,926	$ 204,871
19,937,032	17,816,996	680,737	2,076,155
36,689,899	44,258,705	760,310	(180,364)
63,045,414	75,046,849	1,548,973	2,100,662

(11,665,696)	(13,425,245)	(194,557)	(195,475)
(15,737,305)	-	-	-
(27,403,001)	(13,425,245)	(194,557)	(195,475)

41,520,861	141,781,165	1,302,084	5,629,461
25,719,282	12,574,239	181,357	183,367
(78,631,261)	(236,718,752)	(5,630,473)	(28,780,897)
(11,391,118)	(82,363,348)	(4,147,032)	(22,968,069)
24,251,295	(20,741,744)	(2,792,616)	(21,062,882)

550,901,845	571,643,589	36,523,280	57,586,162
$575,153,140	$ 550,901,845	$33,730,664	$36,523,280

2,896,093	10,843,864	85,602	390,649
1,779,881	962,069	11,807	12,814
(5,398,510)	(18,162,153)	(375,734)	(1,988,231)
(722,536)	(6,356,220)	(278,325)	(1,584,768)
40,186,607	46,542,827	2,469,356	4,054,124
39,464,071	40,186,607	2,191,031	2,469,356
$ (78,424)	$ 5,168,789	$ 93,979	$ 180,610

www.bridgeway.com	81

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

AGGRESSIVE INVESTORS 1

	For the Period Ended 12/31/17 (Unaudited)	Year Ended June 30
		2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$66.37	$54.75	$59.15	$56.69	$43.21	$33.13

Income from Investment Operations:
Net Investment Income (Loss)(a)	0.02	(0.14)	0.31	0.02	0.11	0.65
Net Realized and Unrealized Gain (Loss)	8.95	12.12	(4.69)	2.56	13.73	9.84

Total from Investment Operations	8.97	11.98	(4.38)	2.58	13.84	10.49

Less Distributions to Shareholders from:
Net Investment Income	-	(0.36)	(0.02)	(0.12)	(0.36)	(0.41)

Total Distributions	-	(0.36)	(0.02)	(0.12)	(0.36)	(0.41)

Net Asset Value, End of Period	$75.34	$66.37(b)	$54.75	$59.15	$56.69	$43.21

Total Return	13.52%(c)	21.90%(b)	(7.40%)	4.57%	32.14%	31.92%

Ratios and Supplemental Data:
Net Assets, End of Period (in 000’s)	$242,900	$224,073	$207,229	$248,046	$259,402	$221,337
Expenses Before Waivers and Reimbursements	1.26%(d)	1.66%	0.63%(e)	1.32%	1.01%	0.74%(e)
Expenses After Waivers and Reimbursements .	1.26%(d)	1.66%	0.63%	1.32%	1.01%	0.74%
Net Investment Income (Loss) After Waivers and Reimbursements	0.06%(d)	(0.23%)	0.58%	0.04%	0.22%	1.69%
Portfolio Turnover Rate	55%(c)	153%	124%	107%	125%	149%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Not annualized.
(d)	Annualized for periods less than one year.
(e)	For the years ended June 30, 2013 and June 30, 2016 the expense ratio was significantly lower than in other years, due to a negative performance adjustment to the investment advisory fee. Please refer to Note 3 of the Notes to Financial Statements for further information. The rate shown may not be indicative of the rate going forward.

See Notes to Financial Statements.

82	Semi-Annual Report | December 31, 2017 (Unaudited)

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

ULTRA-SMALL COMPANY

	For the Period Ended 12/31/17 (Unaudited)	Year Ended June 30
		2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$30.04	$25.99	$30.37	$41.83	$39.36	$27.57

Income from Investment Operations:
Net Investment Income(a)	0.10	0.32	0.28	0.24	0.41	0.43
Net Realized and Unrealized Gain (Loss)	0.71	4.06	(4.39)	(3.53)	8.33	11.38

Total from Investment Operations	0.81	4.38	(4.11)	(3.29)	8.74	11.81

Less Distributions to Shareholders from:
Net Investment Income	(0.41)	(0.33)	(0.27)	(0.30)	(0.76)	(0.02)
Net Realized Gain	(0.19)	-	-	(7.87)	(5.51)	-

Total Distributions	(0.60)	(0.33)	(0.27)	(8.17)	(6.27)	(0.02)

Net Asset Value, End of Period	$30.25	$30.04	$25.99	$30.37	$41.83	$39.36

Total Return	2.71%(b)	16.88%	(13.53)%	(7.60)%	23.72%	42.85%

Ratios and Supplemental Data:
Net Assets, End of Period (in 000’s)	$96,714	$100,984	$101,451	$127,717	$152,331	$132,064
Expenses Before Waivers and Reimbursements	1.19%(c)	1.18%	1.17%	1.11%	1.10%	1.17%
Expenses After Waivers and Reimbursements .	1.19%(c)	1.18%	1.17%	1.11%	1.10%	1.17%
Net Investment Income After Waivers and Reimbursements	0.67%(c)	1.14%	1.05%	0.68%	0.98%	1.33%
Portfolio Turnover Rate	43%(b)	113%	101%	90%	99%	89%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized for periods less than one year.

See Notes to Financial Statements.

www.bridgeway.com	83

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

ULTRA-SMALL COMPANY MARKET

	For the Period Ended 12/31/17 (Unaudited)	Year Ended June 30
		2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$14.93	$12.77	$16.18	$17.46	$15.44	$14.67

Income from Investment Operations:
Net Investment Income(a)	0.06	0.17	0.12	0.12	0.12	0.22
Net Realized and Unrealized Gain (Loss)	1.23	3.18	(1.87)	0.38	3.66	3.49

Total from Investment Operations	1.29	3.35	(1.75)	0.50	3.78	3.71

Less Distributions to Shareholders from:
Net Investment Income	(0.02)	(0.15)	(0.13)	(0.14)	(0.18)	(0.40)
Net Realized Gain	(1.94)	(1.04)	(1.53)	(1.64)	(1.59)	(2.54)

Total Distributions	(1.96)	(1.19)	(1.66)	(1.78)	(1.77)	(2.94)

Paid in Capital from Redemption Fees(a)	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.01	0.00(b)

Net Asset Value, End of Period	$14.26	$14.93	$12.77	$16.18	$17.46	$15.44

Total Return	9.01%(c)(d)	26.61%(d)	(10.83%)(d)	3.72%	25.48%	29.95%(d)

Ratios and Supplemental Data:
Net Assets, End of Period (in 000’s)	$352,660	$352,190	$331,535	$402,853	$424,096	$341,647
Expenses Before Waivers and Reimbursements	0.76%(e)	0.76%	0.75%	0.73%	0.72%	0.79%
Expenses After Waivers and Reimbursements .	0.75%(e)	0.75%	0.75%	0.73%	0.72%	0.75%
Net Investment Income After Waivers and Reimbursements	0.73%(e)	1.21%	0.91%	0.74%	0.73%	1.52%
Portfolio Turnover Rate	17%(c)	31%	41%	32%	29%	41%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Amount represents less than $0.005.
(c)	Not annualized.
(d)	Total return would have been lower had various fees not been waived during the period.
(e)	Annualized for periods less than one year.

See Notes to Financial Statements.

84	Semi-Annual Report | December 31, 2017 (Unaudited)

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

SMALL-CAP MOMENTUM

	For the Period Ended 12/31/17 (Unaudited)	Year Ended June 30
		2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$13.03	$11.51	$12.29	$13.00	$12.19	$11.25

Income from Investment Operations:
Net Investment Income(a)	0.02	0.08	0.07	0.09	0.01	0.10
Net Realized and Unrealized Gain (Loss)	1.32	1.97	(0.50)	0.37	2.29	2.20

Total from Investment Operations	1.34	2.05	(0.43)	0.46	2.30	2.30

Less Distributions to Shareholders from:
Net Investment Income	(0.04)	(0.13)	(0.03)	(0.07)	(0.02)	(0.19)
Net Realized Gain	(1.34)	(0.40)	(0.32)	(1.10)	(1.47)	(1.17)

Total Distributions	(1.38)	(0.53)	(0.35)	(1.17)	(1.49)	(1.36)

Paid in Capital from Redemption Fees(a)	-	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)

Net Asset Value, End of Period	$12.99	$13.03	$11.51	$12.29	$13.00	$12.19

Total Return(c)	10.53%(d)	18.08%	(3.48%)	4.54%	19.46%	22.31%

Ratios and Supplemental Data:
Net Assets, End of Period (in 000’s)	$5,735	$5,079	$4,176	$5,123	$5,894	$4,437
Expenses Before Waivers and Reimbursements	3.18%(e)	3.81%	3.95%	3.36%	3.08%	5.42%
Expenses After Waivers and Reimbursements .	0.90%(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Net Investment Income After Waivers and Reimbursements	0.33%(e)	0.62%	0.62%	0.77%	0.07%	0.89%
Portfolio Turnover Rate	114%(d)	208%	184%	198%	242%	264%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Amount represents less than $0.005.
(c)	Total return would have been lower had various fees not been waived during the period.
(d)	Not annualized.
(e)	Annualized for periods less than one year.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

SMALL-CAP GROWTH

	For the Period Ended 12/31/17 (Unaudited)	Year Ended June 30
		2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$24.92	$20.33	$21.17	$18.68	$15.11	$11.63

Income from Investment Operations:
Net Investment Income (Loss)(a)	0.04	0.06	0.07	(0.01)	0.01	0.08
Net Realized and Unrealized Gain (Loss)	2.75	4.60	(0.91)	2.51	3.63	3.40

Total from Investment Operations	2.79	4.66	(0.84)	2.50	3.64	3.48

Less Distributions to Shareholders from:
Net Investment Income	(0.05)	(0.07)	-	(0.01)	(0.07)	-

Total Distributions	(0.05)	(0.07)	-	(0.01)	(0.07)	-

Net Asset Value, End of Period	$27.66	$24.92	$20.33	$21.17	$18.68	$15.11

Total Return(b)	11.22%(c)	22.97%	(3.97%)	13.41%	24.11%	29.92%

Ratios and Supplemental Data:
Net Assets, End of Period (in 000’s)	$50,445	$46,544	$36,394	$36,801	$33,419	$30,605
Expenses Before Waivers and Reimbursements	1.10%(d)	1.16%	1.20%	1.08%	1.07%	1.13%
Expenses After Waivers and Reimbursements .	0.94%(d)	0.94%	0.94%	0.94%	0.94%	0.94%
Net Investment Income (Loss) After Waivers and Reimbursements	0.30%(d)	0.24%	0.36%	(0.07%)	0.06%	0.60%
Portfolio Turnover Rate	59%(c)	136%	137%	123%	121%	78%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Total return would have been lower had various fees not been waived during the period.
(c)	Not annualized.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

86	Semi-Annual Report | December 31, 2017 (Unaudited)

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

SMALL-CAP VALUE

	For the Period Ended 12/31/17 (Unaudited)	Year Ended June 30
		2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$24.82	$20.87	$22.40	$23.06	$19.21	$14.82

Income from Investment Operations:
Net Investment Income(a)	0.08	0.22	0.29	0.29	0.15	0.29
Net Realized and Unrealized Gain (Loss)	1.86	3.97	(1.43)	(0.78)	3.80	4.46

Total from Investment Operations	1.94	4.19	(1.14)	(0.49)	3.95	4.75

Less Distributions to Shareholders from:
Net Investment Income	(0.23)	(0.24)	(0.39)	(0.17)	(0.10)	(0.36)

Total Distributions	(0.23)	(0.24)	(0.39)	(0.17)	(0.10)	(0.36)

Net Asset Value, End of Period	$26.53	$24.82	$20.87	$22.40	$23.06	$19.21

Total Return	7.84%(b)(c)	20.08%(c)	(5.02%)(c)	(2.10%)(c)	20.63%(c)	32.49%

Ratios and Supplemental Data:
Net Assets, End of Period (in 000’s)	$62,860	$61,981	$58,741	$73,241	$85,782	$79,248
Expenses Before Waivers and Reimbursements	0.96%(d)	0.98%	1.03%	0.98%	0.97%	0.91%
Expenses After Waivers and Reimbursements .	0.94%(d)	0.94%	0.94%	0.94%	0.94%	0.91%
Net Investment Income After Waivers and Reimbursements	0.60%(d)	0.95%	1.41%	1.30%	0.71%	1.71%
Portfolio Turnover Rate	30%(b)	77%	62%	74%	83%	64%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Not annualized.
(c)	Total return would have been lower had various fees not been waived during the period.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

BLUE CHIP 35 INDEX

	For the Period Ended 12/31/17 (Unaudited)	Year Ended June 30
		2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$13.71	$12.28	$11.81	$11.39	$9.59	$8.16

Income from Investment Operations:
Net Investment Income(a)	0.16	0.30	0.28	0.26	0.23	0.21
Net Realized and Unrealized Gain	1.43	1.44	0.49	0.39	1.77	1.46

Total from Investment Operations	1.59	1.74	0.77	0.65	2.00	1.67

Less Distributions to Shareholders from:
Net Investment Income	(0.31)	(0.31)	(0.30)	(0.23)	(0.20)	(0.24)
Net Realized Gain	(0.42)	-	-	-	-	-

Total Distributions	(0.73)	(0.31)	(0.30)	(0.23)	(0.20)	(0.24)

Net Asset Value, End of Period	$14.57	$13.71	$12.28	$11.81	$11.39	$9.59

Total Return(b)	11.60%(c)	14.33%	6.60%	5.77%	21.11%	20.89%

Ratios and Supplemental Data:
Net Assets, End of Period (in 000’s)	$575,153	$550,902	$571,644	$600,823	$556,985	$463,146
Expenses Before Waivers and Reimbursements	0.24%(d)	0.25%	0.25%	0.23%	0.25%	0.27%
Expenses After Waivers and Reimbursements	0.15%(d)	0.15%	0.15%	0.15%	0.15%	0.15%
Net Investment Income After Waivers and Reimbursements	2.23%(d)	2.30%	2.42%	2.19%	2.20%	2.36%
Portfolio Turnover Rate	7%(c)	17%	23%	19%	28%	28%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Total return would have been lower had various fees not been waived during the period.
(c)	Not annualized.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

88	Semi-Annual Report | December 31, 2017 (Unaudited)

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

MANAGED VOLATILITY

	For the Period Ended 12/31/17 (Unaudited)	Year Ended June 30
		2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$14.79	$14.20	$14.05	$13.94	$12.75	$11.94

Income from Investment Operations:
Net Investment Income(a)	0.05	0.06	0.04	0.00(b)	0.02	0.05
Net Realized and Unrealized Gain	0.64	0.59	0.11	0.13	1.20	0.81

Total from Investment Operations	0.69	0.65	0.15	0.13	1.22	0.86

Less Distributions to Shareholders from:
Net Investment Income	(0.09)	(0.06)	0.00(b)	(0.02)	(0.03)	(0.05)

Total Distributions	(0.09)	(0.06)	0.00(b)	(0.02)	(0.03)	(0.05)

Net Asset Value, End of Period	$15.39	$14.79	$14.20	$14.05	$13.94	$12.75

Total Return(c)	4.67%(d)	4.59%	1.10%	0.92%	9.61%	7.23%

Ratios and Supplemental Data:
Net Assets, End of Period (in 000’s)	$33,731	$36,523	$57,586	$59,008	$46,908	$26,703
Expenses Before Waivers and Reimbursements	1.24%(e)	1.12%	1.06%	1.04%	1.14%	1.35%
Expenses After Waivers and Reimbursements .	0.96%(e)	0.95%	0.94%	0.94%	0.94%	0.94%
Net Investment Income After Waivers and Reimbursements	0.62%(e)	0.42%	0.31%	0.03%	0.17%	0.37%
Portfolio Turnover Rate	15%(d)	50%	54%	38%	39%	45%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Amount represents less than $0.005.
(c)	Total return would have been lower had various fees not been waived during the period.
(d)	Not annualized.
(e)	Annualized for periods less than one year.

See Notes to Financial Statements.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 10 investment funds as of December 31, 2017. The Aggressive Investors

1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Blue Chip 35 Index and Managed Volatility Funds are presented in this report (each is referred to as a “Fund” and collectively, the “Funds”). The Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value Funds are included in a separate report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of December 31, 2017, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, and Small-Cap Value Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

The Ultra-Small Company Fund is open to existing investors (direct only).

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).

The Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, and Small-Cap Value Funds seek to provide a long-term total return on capital, primarily through capital appreciation.

The Blue Chip 35 Index Fund seeks to provide long-term total return on capital, primarily through capital appreciation, but also some income.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities, Options, Futures and Other Investments Valuation Other than options, securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, the securities are valued based on the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their primary exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Fixed income securities are valued on the basis of current market quotations provided by a pricing service. Options are valued at the close if there is trading volume and, if there is no trading volume, the options are valued at the bid on long positions and the ask on the short positions.

90	Semi-Annual Report | December 31, 2017 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to a fair valued security for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. Government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

The Fidelity Investments Money Market Government Portfolio - Class I, which is held by each Fund, invests primarily in securities that are valued at amortized cost. Therefore, this investment is classified as a Level 2 investment.

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the results of the Funds’ operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of December 31, 2017 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended December 31, 2017, there were no transfers between Level 1 and Level 2 in any of the Funds. Details regarding material transfers into, and material transfers out of, Level 3, if any, can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Securities Lending Upon lending its securities to third parties, each participating Fund receives compensation in the form of fees. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, a Fund does not have the right to sell or re-pledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due, resulting in a loss. Under the terms of the Securities Lending Agreement, the Funds are indemnified for such losses by the securities lending agent.

While securities are on loan, the Fund continues to receive dividends on the securities loaned and recognizes any gain or loss in the fair value of the securities loaned.

Securities lending transactions are entered into by a Fund under a Securities Lending Agreement which provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral or to offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency.

The market value of securities on loan, all of which are classified as common stocks in the Funds’ Schedules of Investments, and the value of the related collateral are shown in the Statements of Assets and Liabilities as a component of Investments at value. During the period ended December 31, 2017 the Blue Chip 35 Index Fund did not have any securities lending transactions.

The following table is a summary of the Funds’ securities loaned and related collateral, which are subject to a netting agreement as of December 31, 2017:

Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received[2]	Net Amount

Aggressive Investors 1
Securities lending	$12,038,084	-	$12,038,084	-	$12,038,084	-

Ultra-Small Company
Securities lending	$ 7,551,851	-	$ 7,551,851	-	$ 7,551,851	-

Ultra-Small Company Market
Securities lending	$41,747,659	-	$41,747,659	-	$41,747,659	-

Small-Cap Momentum
Securities lending	$ 577,152	-	$ 577,152	-	$ 577,152	-

Small-Cap Growth
Securities lending	$ 5,345,738	-	$ 5,345,738	-	$ 5,345,738	-

Small-Cap Value
Securities lending	$ 6,974,916	-	$ 6,974,916	-	$ 6,974,916	-

Managed Volatility
Securities lending	$ 47,454	-	$ 47,454	-	$ 47,454	-

[1]	Securities loaned with a value of $2,562 in Small-Cap Momentum have been sold and are pending settlement on January 2, 2018.
[2]	Collateral with a value of $12,529,295, $8,002,941, $44,206,098, $596,337, $5,573,398, $7,308,763, and $48,675 has been received in connection with securities lending of Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, and Managed Volatility Funds, respectively. Excess of collateral received from an individual counterparty is not shown here for financial reporting purposes.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of December 31, 2017 the collateral consisted of an institutional government money market fund.

Use of Estimates in Financial Statements In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the disclosure of contingent assets and liabilities on the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Concentrations of Credit Risk The Funds maintain cash and securities in its custody account maintained by a high-credit, quality financial institution. Cash balances may, at times, exceed the FDIC insurance limit. Cash balances are generally invested in a short-term investment vehicle which minimizes the risk of cash balances exceeding the FDIC insurance limit.

Risks and Uncertainties The Funds provide for various investment options, including stocks, bonds and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Managed Volatility Fund, discounts and premiums are accreted/amortized on the effective interest method.

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Distributions to Shareholders The Funds pay dividends from net investment income and distribute realized capital gains annually, usually in December.

Derivatives

The Funds’ use of derivatives for the period ended December 31, 2017 was limited to futures contracts, purchased options, and written options. The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds, categorized by primary underlying risk.

Primary Underlying Risk/Fund	Derivative Assets	Derivative Liabilities	Location on Statement of Assets and Liabilities

Equity Risk
Managed Volatility:
Written Call Options	-	$439,559	Call options written at value
Written Put Options	-	175,030	Put options written at value

Primary Underlying Risk/Fund	Amount of Realized Gain (Loss) on Derivatives	Amount of Unrealized Gain (Loss) on Derivatives	Location of Gain (Loss) in the Statement of Operations

Equity Risk
Managed Volatility:
Written Options	$346,908		Realized Gain (Loss) on Written Options
			Change in Unrealized Depreciation
		$(127,426)	(Depreciation) on Written Options
Futures Contracts	$(752,066)	$ -	Realized Gain (Loss) on Futures Contracts

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

The derivative instruments outstanding as of December 31, 2017, as disclosed in the Notes to the Financial Statements, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statements of Operations, serve as indicators of the volume of derivatives activity for the Funds.

Futures Contracts The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk, and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash or U.S. Government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, such Fund agrees to receive from, or pay to, the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized appreciation or depreciation. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of December 31, 2017, the Funds had no open futures contracts.

Options The Aggressive Investors 1 Fund may buy and sell calls and puts to increase or decrease the Fund’s exposure to stock market risk or for purposes of diversification of risk. The Managed Volatility Fund may buy and sell calls and puts to reduce the Fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in such Fund’s Schedule of Investments as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by such Fund is included in its Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option that a Fund has written either expires on its stipulated expiration date, or if such Fund enters into a closing purchase transaction, that Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, such Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that such Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

Covered Call Options and Secured Puts The Aggressive Investors 1 and Managed Volatility Funds may write call options on a covered basis; that is, a Fund will own the underlying security, or a Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes.

The Aggressive Investors 1 Fund had no transactions in written options during the period ended December 31, 2017.

Indemnification Under the Company’s organizational documents, the Funds’ officers, directors, employees and agents are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

3. Advisory Fees, Other Related Party Transactions and Contingencies:

The Funds have entered into management agreements with the Adviser. As compensation for the advisory services rendered, facilities furnished, and expenses borne by the Adviser, the Funds pay the Adviser a fee pursuant to each Fund’s management agreement, as described below.

Aggressive Investors 1: A total advisory fee is paid by the Fund to the Adviser that is comprised of a Base Fee and a Performance Adjustment. The Base Fee equals the Base Fee Rate times the average daily net assets of the Fund. The Base Fee Rate is based on the following annual rates: 0.90% of the first $250 million of the Fund’s average daily net assets, 0.875% of the next $250 million, 0.85% of the next $500 million and 0.80% of any excess over $1 billion.

The Performance Adjustment equals 4.67% times the difference in cumulative total return between the Fund and the Standard and Poor’s 500 Composite Stock Price Index with dividends reinvested (hereinafter “Index”) over a rolling five-year performance period. The Performance Adjustment Rate varies from a minimum of -0.70% to a maximum of +0.70%. However, the Performance Adjustment Rate is zero if the difference between the cumulative Fund performance and the Index performance is less than or equal to 2%.

Ultra-Small Company: The Fund pays advisory fees based on the following annual rates: 0.90% of the first $250 million of the Fund’s average daily net assets, 0.875% of the next $250 million and 0.85% of any excess over $500 million. The management fees are computed daily and are payable monthly. However, during any period when the Fund’s net assets range from $27,500,000 to $55,000,000, the advisory fee will be determined as if the Fund had $55,000,000 under management. This is limited to a maximum annualized expense ratio of 1.49% of average net assets.

Ultra-Small Company Market: The Fund’s advisory fee is a flat 0.50% of the value of the Fund’s average daily net assets, computed daily and payable monthly.

Small-Cap Momentum: The Fund’s advisory fee is a flat 0.55% of the value of the Fund’s average daily net assets, computed daily and payable monthly.

Small-Cap Growth and Small-Cap Value: A total advisory fee is paid by each Fund to the Adviser that is comprised of a Base Fee and a Performance Adjustment. The Base Fee equals the Base Fee Rate times the average daily net assets of the Fund. The Base Fee Rate is based on the annual rate of 0.60% of the value of each Fund’s average daily net assets.

The Performance Adjustment equals 0.33% times the difference in cumulative total return between the Fund and the Russell 2000 Growth Index for Small-Cap Growth Fund and the Russell 2000 Value Index for Small-Cap Value Fund, with dividends reinvested (hereinafter “Index”) over a rolling five-year performance period. The Performance Adjustment Rate varies from a minimum of -0.05% to a maximum of +0.05%. However, the Performance Adjustment Rate is zero if the difference between the cumulative Fund’s performance and the Index performance is less than or equal to 2%.

Blue Chip 35 Index: The Fund’s advisory fee is a flat 0.08% of the value of the Fund’s average daily net assets, computed daily and payable monthly.

Managed Volatility: The Fund’s advisory fee is a flat 0.60% of the value of the Fund’s average daily net assets, computed daily and payable monthly.

Expense limitations: The Adviser has agreed to reimburse the Funds for operating expenses and management fees above the expense limitations shown in the table below, which are shown as a ratio of net expenses to average net assets, for each Fund, for the year ended December 31, 2017. Any material change to the expense limitation would require a vote by shareholders of the applicable Fund.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Bridgeway Fund	Expense Limitation	Total Waivers and Reimbursements for Period Ending 12/31/17

Aggressive Investors 1	1.75%	$ -
Ultra-Small Company	1.85%	-
Ultra-Small Company Market	0.75%	15,229
Small-Cap Momentum*	0.90%	63,760
Small-Cap Growth	0.94%	37,881
Small-Cap Value	0.94%	7,563
Blue Chip 35 Index	0.15%	251,972
Managed Volatility	0.94%	48,388

*The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously reimbursed by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in effect at the time of the waiver or the current expense limitation, if different. The Fund has recoupable expenses of $63,258, $131,006, $136,535 and $63,760 which expire no later than June 30, 2018, June 30, 2019, June 30, 2020, and December 31, 2020, respectively.

Other Related Party Transactions: The Funds will engage in inter-portfolio trades when it is to the benefit of both parties. The Board of Directors reviews and approves these trades quarterly. Inter-portfolio purchases and sales during the period ended December 31, 2017 were as follows:

Bridgeway Fund	Inter-Portfolio Purchases	Inter-Portfolio Sales

Aggressive Investors 1	$ 334,000	$2,516,605
Ultra-Small Company	226,524	3,228,251
Ultra-Small Company Market	5,183,310	4,997,903
Small-Cap Momentum	7,624	12,432
Small-Cap Growth	250,884	242,518
Small-Cap Value	572,164	2,715,469

The Adviser entered into an Administrative Services Agreement with Bridgeway, pursuant to which the Adviser provides various administrative services to the Funds including, but not limited to: (i) supervising and managing various aspects of the Funds’ business and affairs; (ii) selecting, overseeing and/or coordinating activities with other service providers to the Funds; (iii) providing reports to the Board of Directors as requested from time to time; (iv) assisting and/or reviewing amendments and updates to the Funds’ registration statement and other filings with the Securities and Exchange Commission (“SEC”); (v) providing certain shareholder services; (vi) providing administrative support in connection with meetings of the Board of Directors; and (vii) providing certain record-keeping services. Effective July 1, 2017, for its services to all of the Bridgeway Funds, the Adviser is paid an aggregate annual fee of $775,000, payable in equal monthly installments. For the allocation of this expense to each of the Funds, please see the Statement of Operations.

Board of Directors Compensation Independent Directors are paid an annual retainer of $15,000, with an additional retainer of $5,000 paid to the Independent Chairman of the Board and an additional retainer of $1,000 paid to the Nominating and Corporate Governance Committee Chair. The retainer is paid in quarterly installments. Effective November 9, 2017, Independent Directors are paid $9,000 per meeting for meeting fees. Prior to November 9, 2017, Independent Directors were paid $8,500 per meeting. Such compensation is the total compensation from all Bridgeway Funds and is allocated among the Bridgeway Funds.

96	Semi-Annual Report | December 31, 2017 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Each Independent Director receives this compensation in the form of shares of the Bridgeway Funds, credited to his or her account. Such Directors are reimbursed for any expenses incurred in attending meetings and conferences, as well as expenses for subscriptions or printed materials. The amount of directors’ fees attributable to each Fund is disclosed in the Statements of Operations.

One director of Bridgeway, John Montgomery, is an owner and director of the Adviser. Under the 1940 Act definitions, he is considered to be an “affiliated person” of the Adviser and an “interested person” of the Adviser and of Bridgeway. Compensation for Mr. Montgomery is borne by the Adviser rather than the Funds.

4. Distribution Agreement:

Foreside Fund Services, LLC acts as distributor of the Funds’ shares, pursuant to a Distribution Agreement dated May 31, 2017. The Adviser pays all costs and expenses associated with distribution of the Funds’ shares, pursuant to a protective plan adopted by shareholders pursuant to Rule 12b-1.

5. Purchases and Sales of Investment Securities:

Purchases and sales of investments, other than short-term securities, for each Fund for the period ended December 31, 2017 were as follows:

	Purchases		Sales
Bridgeway Fund	U.S. Government	Other	U.S. Government	Other

Aggressive Investors 1	$ -	$126,731,165	$ -	$132,380,035
Ultra-Small Company		42,705,730	-	48,267,261
Ultra-Small Company Market	-	59,071,937	-	88,025,156
Small-Cap Momentum	-	6,498,784	-	6,393,116
Small-Cap Growth	-	28,307,947	-	30,170,583
Small-Cap Value	-	18,458,272	-	21,435,547
Blue Chip 35 Index	-	40,171,621	-	72,988,508
Managed Volatility	-	3,262,697	-	7,423,438

6. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies, and to distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities as of December 31, 2017, were as follows:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market
Gross appreciation (excess of value over tax cost)	$ 38,846,607	$16,116,410	$108,072,106
Gross depreciation (excess of tax cost over value)	(4,411,032)	(7,518,144)	(25,029,334)
Net unrealized appreciation	$ 34,435,575	$ 8,598,266	$83,042,772
Cost of investments for income tax purposes	$ 222,885,993	$97,071,863	$312,125,878

	Small-Cap Momentum	Small-Cap Growth	Small-Cap Value
Gross appreciation (excess of value over tax cost)	$ 502,648	$ 9,117,901	$12,627,348
Gross depreciation (excess of tax cost over value)	(122,841)	(2,010,034)	(3,319,760)
Net unrealized appreciation	$ 379,807	$ 7,107,867	$ 9,307,588
Cost of investments for income tax purposes	$ 5,961,052	$ 48,872,748	$61,103,405

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

	Blue Chip 35 Index	Managed Volatility
Gross appreciation (excess of value over tax cost)	$280,365,455	$7,939,920
Gross depreciation (excess of tax cost over value)	(805,565)	(529,484)
Net unrealized appreciation	$279,559,890	$7,410,436

Cost of investments for income tax purposes	$295,476,627	$26,211,133

The differences between book and tax net unrealized appreciation (depreciation) are primarily due to wash sale and straddle loss deferrals and basis adjustments on investments in business development companies, partnerships and passive foreign investment companies (PFICs).

Classifications of Distributions Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

The tax character of the distributions paid by the Funds during the last two fiscal years ended June 30, 2017 and June 30, 2016 respectively, are as follows:

	Aggressive Investors 1		Ultra-Small Company
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016

Distributions paid from:
Ordinary Income	$1,255,319	$99,024	$1,212,208	$1,116,218
Long-Term Capital Gain	-	-	-	-
Total	$1,255,319	$99,024	$1,212,208	$1,116,218

	Ultra-Small Company Market		Small-Cap Momentum
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016

Distributions paid from:
Ordinary Income	$ 3,465,525	$ 3,152,924	$147,281	$ 9,442
Long-Term Capital Gain	24,304,051	37,504,226	48,173	115,288
Total	$27,769,576	$40,657,150	$195,454	$124,730

	Small-Cap Growth		Small-Cap Value
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016

Distributions paid from:
Ordinary Income	$ 128,436	$ -	$644,905	$1,200,493
Total	$ 128,436	$ -	$644,905	$1,200,493

	Blue Chip 35 Index		Managed Volatility
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016

Distributions paid from:
Ordinary Income	$13,425,245	$14,480,684	$195,475	$ 15,844
Total	$13,425,245	$14,480,684	$195,475	$ 15,844

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

As of June 30, 2017, the Funds had available for tax purposes expiring capital loss carryovers as follows:

	Aggressive Investors 1	Small-Cap Growth
Expiring 6/30/2018	$16,094,318	$6,535,338

	Small-Cap Value	Managed Volatility
Expiring 6/30/2018	$20,011,215	$1,499,825

For Aggressive Investors 1, capital losses related to prior year reorganizations are subject to limitations under Internal Revenue Code Sections 381-384. Aggressive Investors 1, has capital losses of $16,094,318 subject to limitation.

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Funds after June 30, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

There are no capital loss carryovers for Ultra-Small Company Fund, Ultra-Small Company Market Fund, Small-Cap Momentum Fund, and Blue Chip 35 Index Fund as of June 30, 2017.

Capital loss carryovers utilized during the period ended June 30, 2017 were as follows:

Bridgeway Fund	Capital Loss Carryover Utilized

Aggressive Investors 1	$46,629,631
Ultra-Small Company	9,063,579
Small-Cap Momentum	10,440
Small-Cap Growth	4,279,188
Small-Cap Value	3,054,674
Blue Chip 35 Index	2,100,878
Managed Volatility	1,270,304

During the period ended June 30, 2017, $33,557,457 of the capital loss carryforwards for Aggressive Investor 1 expired.

Components of Accumulated Earnings (Deficit) As of June 30, 2017, the components of accumulated earnings (deficit) on a tax basis were:

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market

Accumulated Net Investment Income	$ -	$ 1,299,976	$ 449,162
Accumulated Net Realized Gain (Loss) on Investments*	(16,223,145)	566,419	26,615,393
Net Unrealized Appreciation of Investments	4,186,605	8,530,988	80,699,869

Total	$(12,036,540)	$10,397,383	$107,764,424

	Small-Cap Momentum	Small-Cap Growth	Small-Cap Value
Accumulated Net Investment Income	$ 218,377	$ 98,925	$ 547,899
Accumulated Net Realized Gain (Loss) on Investments*	159,764	(6,535,338)	(20,011,215)
Net Unrealized Appreciation of Investments	460,797	5,656,966	7,545,255

Total	$ 838,938	$ (779,447)	$(11,918,061)

	Blue Chip 35 Index	Managed Volatility

Accumulated Net Investment Income	$ 5,169,144	$ 180,610
Accumulated Net Realized Gain (Loss) on Investments*	12,133,158	(1,499,825)
Net Unrealized Appreciation of Investments	242,626,918	6,635,067

Total	$259,929,220	$ 5,315,852

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

*	Includes qualified late-year losses that the Funds have elected to defer to the beginning of their next fiscal year ending June 30, 2018. The Aggressive Investors I Fund has elected to defer qualified short-term late-year losses of ($128,827). The Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Blue Chip 35 Index and Managed Volatility Funds have no deferred qualified late-year losses.

For the fiscal year June 30, 2017, the Funds recorded the following reclassifications to the accounts listed below:

	Increase (Decrease)

	Aggressive Investors 1	Ultra-Small Company	Ultra-Small Company Market

Paid-in-Capital	$(33,941,405)	$ 140,052	$ 3,173,738
Undistributed Net Investment Income	383,949	28,119	(301,913)
Accumulated Net Realized Gain (Loss) on Investments	33,557,456	(168,171)	(2,871,825)

	Small-Cap Momentum	Small-Cap Growth	Small-Cap Value

Paid-in-Capital	$ 5,148	$ -	$ -
Undistributed Net Investment Income	2,727	-	-
Accumulated Net Realized Gain (Loss) on Investments	(7,875)	-	-

	Blue Chip 35 Index	Managed Volatility
Paid-in-Capital	$ 1,375,373	$ -
Undistributed Net Investment Income	(1,037,692)	-
Accumulated Net Realized Gain (Loss) on Investments	(337,681)	-

The difference between book and tax components of net assets and the resulting reclassifications were primarily a result of the differing book/tax treatment of the deduction of equalization debits for tax purposes, redesignation of dividends paid and investments in real estate investment trusts, business development companies, partnerships and passive foreign investment companies (PFICs).

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Fund’s tax positions and has concluded that no provision for income tax is required in each Fund’s financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

7. Line of Credit

Bridgeway established a line of credit agreement (“Facility”) with The Bank of New York Mellon, effective November 5, 2010. The Facility is for temporary or emergency purposes, such as to provide liquidity for shareholder redemptions, and is cancellable by either party. Unless cancelled earlier, the Facility shall be held available until September 13, 2018. Advances under the Facility are limited to $15,000,000 in total for all Funds, and advances to each Fund shall not exceed certain limits set forth in the credit agreement, including, but not limited to, the maximum amount a Fund is permitted to borrow under the 1940 Act.

The Funds incur a commitment fee of 0.085% per annum on the unused portion of the Facility and interest expense to the extent of amounts borrowed under the Facility. Interest is based on the “Overnight Rate” plus 1.25%. The Overnight Rate means the higher of (a) the Federal Funds rate, (b) the Overnight Eurodollar Rate, or (c) the One-Month Eurodollar Rate. The commitment fees are payable quarterly in arrears and are allocated to all participating Funds. Interest expense is charged directly to a Fund based upon actual amounts borrowed by such Fund.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

For the period ended December 31, 2017, borrowings by the Funds under this line of credit were as follows:

Bridgeway Fund	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred[1]	Maximum Amount Borrowed During the Period

Aggressive Investors 1	2.53%	$ 791,938	16	$ 878	$ 1,682,000
Ultra-Small Company	2.61%	820,846	65	3,813	1,370,000
Ultra-Small Company Market	2.61%	924,875	56	3,701	4,527,000
Small-Cap Growth	2.48%	320,000	7	152	342,000
Small-Cap Value	2.57%	312,235	17	374	1,304,000
Blue Chip 35 Index	2.61%	1,482,962	53	5,627	12,930,000
Managed Volatility	2.48%	383,000	5	130	701,000
Small Cap Momentum	2.49%	273,000	1	19	273,000
[1]Interest expense is included on the Statements of Operations in Miscellaneous expenses.

On December 31, 2017, Ultra-Small Company Fund had loans outstanding in the amount of $1,112,000, exclusive of interest payable on the loans.

8. Redemption Fees

In Ultra-Small Company Market and Small-Cap Momentum Funds, a 2% redemption fee may be charged on shares held less than six months. The fee is charged for the benefit of the remaining shareholders and will be paid to the appropriate Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements except for the following:

On February 8, 2018, the Board of Directors of Bridgeway Funds, Inc. approved a proposal to liquidate and dissolve the Small-Cap Momentum Fund. The Small-Cap Momentum Fund will be liquidated pursuant to a Board-approved Plan of Liquidation and Dissolution on or about May 14, 2018.

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OTHER INFORMATION

December 31, 2017 (unaudited)

1. Proxy Voting

Fund policies and procedures used in determining how to vote proxies relating to the Funds’ securities and a summary of proxies voted by the Funds for the period ended June 30, 2017 are available without a charge, upon request, by contacting Bridgeway Funds at 1-800-661-3550 and on the SEC’s website at http://www.sec.gov.

2. Fund Holdings

The complete schedules of the Funds’ holdings for the second and fourth quarters of each fiscal year are contained in the Funds’ Semi-Annual and Annual Shareholder Reports, respectively.

The Bridgeway Funds file complete schedules of the Funds’ holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge, upon request, by contacting Bridgeway Funds at 1-800-661-3550 and on the SEC’s website at http://www.sec.gov. You may also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call 1-800-SEC-0330.

102	Semi-Annual Report | December 31, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES

December 31, 2017 (Unaudited)

As a shareholder of a Fund, you will incur no transaction costs from such Fund, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are no exchange fees. Shareholders are subject to redemption fees on the Ultra-Small Company Market and Small-Cap Momentum Funds under certain circumstances. However, as a shareholder of a Fund, you will incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2017 and held until December 31, 2017.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds, because other funds may also have transaction costs, such as sales charges, redemption fees or exchange fees.

	Beginning Account Value at 7/1/17	Ending Account Value at 12/31/17	Expense Ratio	Expenses Paid During Period* 7/1/17 - 12/31/17

Bridgeway Aggressive Investors 1 Fund
Actual Fund Return	$1,000.00	$1,135.20	1.26%	$6.78
Hypothetical Fund Return	$1,000.00	$1,018.85	1.26%	$6.41

Bridgeway Ultra-Small Company Fund
Actual Fund Return	$1,000.00	$1,027.10	1.19%	$6.08
Hypothetical Fund Return	$1,000.00	$1,019.21	1.19%	$6.06

Bridgeway Ultra-Small Company Market Fund
Actual Fund Return	$1,000.00	$1,090.10	0.75%	$3.95
Hypothetical Fund Return	$1,000.00	$1,021.42	0.75%	$3.82

Bridgeway Small-Cap Momentum Fund
Actual Fund Return	$1,000.00	$1,105.30	0.90%	$4.78
Hypothetical Fund Return	$1,000.00	$1,020.67	0.90%	$4.58

Bridgeway Small-Cap Growth Fund
Actual Fund Return	$1,000.00	$1,112.20	0.94%	$5.00
Hypothetical Fund Return	$1,000.00	$1,020.47	0.94%	$4.79

Bridgeway Small-Cap Value Fund
Actual Fund Return	$1,000.00	$1,078.40	0.94%	$4.92
Hypothetical Fund Return	$1,000.00	$1,020.47	0.94%	$4.79

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DISCLOSURE OF FUND EXPENSES (continued)

December 31, 2017 (Unaudited)

	Beginning Account Value at 7/1/17	Ending Account Value at 12/31/17	Expense Ratio	Expenses Paid During Period* 7/1/17-12/31/17

Bridgeway Blue Chip 35 Index Fund
Actual Fund Return	$1,000.00	$1,116.00	0.15%	$0.80
Hypothetical Fund Return	$1,000.00	$1,024.45	0.15%	$0.77

Bridgeway Managed Volatility
Actual Fund Return	$1,000.00	$1,046.70	0.94%	$4.85
Hypothetical Fund Return	$1,000.00	$1,020.47	0.94%	$4.79

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent six- month period (184) divided by the number of days in the fiscal year (365).

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107

BRIDGEWAY FUNDS, INC.

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9860

Providence, RI 02940-8060

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, NY 10286

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

You can review and copy information about our Funds (including the SAIs) at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 800-SEC-0330. Reports and other information about the Funds are also available on the SEC’s website at www.sec.gov. You can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520 or by sending an electronic request to the following email address: publicinfo@sec.gov.

          A no-load mutual fund family of domestic funds

Semi-Annual Report
December 31, 2017 (Unaudited)
OMNI SMALL-CAP VALUE	BOSVX
OMNI TAX-MANAGED SMALL-CAP VALUE	BOTSX
www.bridgeway.com

Bridgeway Funds Standardized Returns as of December 31, 2017 (Unaudited)

				Annualized
Fund	Quarter	Six Months	1 Year	5 Years	Inception to Date	Inception Date	Gross Expense Ratio[2]	Net Expense Ratio[2]

Omni Small-Cap Value	3.42%	9.86%	6.01%	14.19%	14.63%	8/31/2011	0.71%[1]	0.60%[1]
Omni Tax-Managed Small-Cap Value	3.00%	9.16%	5.52%	14.05%	11.39%	12/31/2010	0.71%[1]	0.60%[1]

[1]	Some of the Fund’s fees were waived or expenses reimbursed; otherwise, returns would have been lower. The Adviser has contractually agreed to waive fees and/or reimburse expenses. Any material change to this Fund policy would require a vote by shareholders.

[2]	Expense ratios are as stated in the current prospectus. Please see financial highlights for expense ratios as of December 31, 2017.

Performance figures quoted represent past performance and are no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than original cost. To obtain performance current to the most recent month-end, please visit our website at www.bridgeway.com or call 1-800-661-3550. Total return figures include the reinvestment of dividends and capital gains.

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding a Fund’s risks, objectives, fees and expenses, experience of its management, and other information. Investors should read the prospectus carefully before investing in a Fund. For questions or other Fund information, call 1-800-661-3550 or visit the Funds’ website at www.bridgeway.com. Funds are available for purchase by residents of the United States, Puerto Rico, U.S. Virgin Islands and Guam only. Foreside Fund Services, LLC, Distributor.

The views expressed here are exclusively those of Fund management. These views, including those relating to the market, sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature.

i	www.bridgeway.com

LETTER FROM THE INVESTMENT MANAGEMENT TEAM

December 31, 2017

Dear Fellow Shareholders,

At Bridgeway, we have a shared passion for applying logic, data and evidence to develop investment solutions. Our Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value Funds are constructed based on fundamental academic research that relies on market efficiency to better capture risk premiums. We manage these Funds to provide broad diversification within the small-cap value universe and to keep transaction fees and expenses low. Bridgeway offers the Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value Funds through a select group of advisers. We are committed to advisers and their clients who take a long-term perspective and whose investment goals fit our expertise: delivering investment solutions that are statistically driven and grounded in academic theory.

Thank you for your investment in Bridgeway’s Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value Funds.

Sincerely,

Your Investment Management Team

John Montgomery	Christine L. Wang	Michael Whipple

Elena Khoziaeva

www.bridgeway.com	1

LETTER FROM THE INVESTMENT MANAGEMENT TEAM (continued)

Market Review

Performance across domestic equity markets was up for the December 2017 quarter. Broad market returns for the quarter were up 6.34% as represented by the Russell 3000 Index.

For the calendar year ended December 31, 2017, broad market stocks advanced 21.13%, as represented by the Russell 3000 Index. Growth stocks outperformed value stocks across the market cap spectrum. Large-cap growth stocks, as represented by the Russell 1000 Growth Index, led the way (+30.21%), followed by broad market growth stocks, as represented by the Russell 3000 Growth Index (+29.59%).

The following table presents returns for broad market, small-cap, mid-cap, and large-cap stocks, as represented by various style-based Russell Indexes. Size (market capitalization) and style (value/growth) are among the key factors that drive differences in returns among U.S. stocks.

Russell Style-Based Indexes Ranked by Performance for the Quarter and Calendar Year Ended December 31, 2017

	Quarter	Calendar Year
Best	7.86%	30.21%
Performing	Russell 1000 Growth Index	Russell 1000 Growth Index
	7.61%	29.59%
	Russell 3000 Growth Index	Russell 3000 Growth Index
	6.81%	25.27%
	Russell Midcap Growth Index	Russell Midcap Growth Index
	5.50%	22.17%
	Russell Midcap Value Index	Russell 2000 Growth Index
	5.33%	13.66%
	Russell 1000 Value Index	Russell 1000 Value Index
	5.08%	13.34%
	Russell 3000 Value Index	Russell Midcap Value Index
	4.59%	13.19%
	Russell 2000 Growth Index	Russell 3000 Value Index
Worst	2.05%	7.84%
Performing	Russell 2000 Value Index	Russell 2000 Value Index

The Bridgeway Omni Funds in this annual report are asset class exposure strategies that seek broad diversification and risk premium exposure. These Funds were designed to capture the size and style benefits within a specific asset class.

2	Semi-Annual Report | December 31, 2017 (Unaudited)

Omni Small-Cap Value Fund MANAGER’S COMMENTARY (Unaudited)

December 31, 2017

Dear Fellow Omni Small-Cap Value Fund Shareholder,

For the quarter ended December 31, 2017, our Fund returned +3.42%, outperforming our primary market benchmark, the Russell 2000 Value Index (+2.05%).

For the six-month semi-annual period ended December 31, 2017, our Fund returned +9.86%, outpacing the Russell 2000 Value Index (+7.26%).

For the calendar year, our Fund returned +6.01%, underperforming the Russell 2000 Value Index (+7.84%).

The table below presents our December quarter, six-month, one-year, five-year, and inception-to-date financial results. See the next page for a graph of performance since inception.

Standardized Returns as of December 31, 2017

				Annualized
	Quarter	6 Months	1 Year	5 Years	Since Inception (8/31/11)

Omni Small-Cap Value Fund	3.42%	9.86%	6.01%	14.19%	14.63%
Russell 2000 Value Index	2.05%	7.26%	7.84%	13.01%	13.64%

Performance figures quoted in the table above and the graph on the next page represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above and the graph on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Russell 2000 Value Index is an unmanaged index that consists of stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values with dividends reinvested. It is not possible to invest directly in an index. Periods longer than one year are annualized.

According to data from Lipper, Inc. as of December 31, 2017, Omni Small-Cap Value Fund ranked 202nd of 269 small-cap value funds for the 12 months ended December 31, 2017, 42nd of 210 over the past five years and 39th of 197 such funds since inception in August 2011. Lipper, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns.

www.bridgeway.com	3

Omni Small-Cap Value Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Growth of a $10,000 Investment

from Inception August 31, 2011 to December 31, 2017

Detailed Explanation of Quarterly Performance

The Omni Small-Cap Value Fund is designed to capture the returns of the small-cap value asset class through broad diversification of small company and value stocks. This approach is sometimes referred to as “passive, asset class investing.” As of December 31, 2017, we held 671 such stocks in a market-cap weighted style. We make no attempt to track any particular index in either performance or statistics.

The Fund’s tilt toward deeper value stocks across multiple value metrics improved relative performance. An overweighting in higher momentum stocks also added modestly to relative results, as the momentum factor was in favor during the quarter. However, the Fund’s tilt toward smaller stocks in the small-cap value universe detracted from relative performance due to smaller stocks underperforming their larger counterparts.

By design, the Fund does not hold Real Estate Investment Trusts (REITs) and Utilities stocks. Our lack of exposure to both REITs and Utilities stocks boosted relative performance.

Detailed Explanation of Calendar Year Performance

The Fund’s tilt toward smaller stocks in the small-cap value universe detracted from relative performance, as smaller stocks underperformed their larger counterparts during the year. The Fund’s tilt toward deeper value stocks across multiple value metrics also hurt the Fund’s relative performance. However, an overweighting in higher momentum stocks compared to the benchmark improved relative performance because the momentum factor was in favor during the year.

By design, the Fund does not hold Utilities stocks. That positioning hurt relative results, as the Utilities sector performed relatively well during the year. An overweight position in the Energy sector dragged on relative results amid volatility in commodity prices. The Fund by design does not hold Real Estate Investment Trusts (REITs), and that positioning helped relative results.

4	Semi-Annual Report | December 31, 2017 (Unaudited)

Omni Small-Cap Value Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Top Ten Holdings as of December 31, 2017

Rank	Description	Industry	% of Net Assets
1	TTM Technologies, Inc.	Information Technology	1.0%
2	Rush Enterprises, Inc., Class A	Industrials	1.0%
3	SkyWest, Inc.	Industrials	0.9%
4	Kraton Corp.	Materials	0.9%
5	Cooper-Standard Holdings, Inc.	Consumer Discretionary	0.8%
6	KB Home	Consumer Discretionary	0.7%
7	ManTech International Corp., Class A	Information Technology	0.7%
8	Marten Transport, Ltd.	Industrials	0.6%
9	Delek US Holdings, Inc.	Energy	0.6%
10	RH	Consumer Discretionary	0.6%
	Total		7.8%

Industry Sector Representation as of December 31, 2017

	% of Net Assets	% of Russell 2000 Value Index	Difference
Consumer Discretionary	21.6%	10.9%	10.7%
Consumer Staples	2.4%	2.8%	-0.4%
Energy	9.8%	6.8%	3.0%
Financials	29.3%	30.4%	-1.1%
Health Care	2.2%	6.2%	-4.0%
Industrials	19.0%	12.1%	6.9%
Information Technology	8.0%	8.9%	-0.9%
Materials	6.2%	4.5%	1.7%
Real Estate	0.1%	10.3%	-10.2%
Telecommunication Services	1.3%	0.5%	0.8%
Utilities	0.0%	6.6%	-6.6%
Cash & Other Assets	0.1%	0.0%	0.1%
Total	100.0%	100.0%

Disclaimer

The views expressed here are exclusively those of Fund management. These views, including those related to market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of the quarter end, December 31, 2017, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

Market volatility can significantly impact short-term performance. The Fund is not an appropriate investment for short-term investors. Investments in small companies generally carry greater risk than is customarily associated with larger companies. This additional risk is attributable to a number of factors, including the relatively limited financial resources that are typically available to small companies and the fact that small companies often have comparatively limited product lines. In addition, the stock of small companies tends to be more volatile than the stock of large companies, particularly in the short term and particularly in the early stages of an economic or market downturn. Shareholders of the Fund, therefore, are taking on more risk than they would if they invested in the stock market as a whole.

www.bridgeway.com	5

Omni Small-Cap Value Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Conclusion

Thank you for your continued investment in Omni Small-Cap Value Fund. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

6	Semi-Annual Report | December 31, 2017 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry	Company	Shares	Value

COMMON STOCKS - 99.75%
Consumer Discretionary - 21.55%
	1-800-Flowers.com, Inc., Class A*	60,000	$ 642,000
	A.H. Belo Corp., Class A	37,983	182,318
	Abercrombie & Fitch Co., Class A	111,000	1,934,730
	Adtalem Global Education, Inc.*	22,900	962,945
	AMCON Distributing Co.	1,350	121,298
	American Axle & Manufacturing Holdings, Inc.*	105,000	1,788,150
	American Public Education, Inc.*	32,800	821,640
	Appliance Recycling Centers of America, Inc.*	2,900	3,103
	Ark Restaurants Corp.	12,600	340,452
	Ascent Capital Group, Inc., Class A*	17,000	195,330
	AV Homes, Inc.*+	52,300	870,795
	Barnes & Noble Education, Inc.*	81,824	674,230
	Barnes & Noble, Inc.	82,000	549,400
	Bassett Furniture Industries, Inc.	80,500	3,026,800
	BBX Capital Corp.	351,039	2,797,781
	Beasley Broadcast Group, Inc., Class A+	13,500	180,900
	Beazer Homes USA, Inc.*	95,000	1,824,950
	Big 5 Sporting Goods Corp.+	117,600	893,760
	Biglari Holdings, Inc.*	1,600	663,040
	BJ’s Restaurants, Inc.	59,000	2,147,600
	Bojangles’, Inc.*	70,000	826,000
	Boot Barn Holdings, Inc.*	54,000	896,940
	Build-A-Bear Workshop, Inc.*	26,000	239,200
	Caleres, Inc.	98,500	3,297,780
	Canterbury Park Holding Corp.	3,900	64,155
	Carrols Restaurant Group, Inc.*+	41,900	509,085
	Century Casinos, Inc.*	124,600	1,137,598
	Century Communities, Inc.*+	4,202	130,682
	Chico’s FAS, Inc.	121,000	1,067,220
	China Automotive Systems, Inc.*	20,400	97,920
	China XD Plastics Co., Ltd.*	163,000	749,800
	Christopher & Banks Corp.*	27,700	35,179
	Citi Trends, Inc.	78,840	2,086,106
	Clarus Corp.*	23,300	182,905
	Conn’s, Inc.*+	78,000	2,772,900

Industry	Company	Shares	Value

Consumer Discretionary (continued)
	Container Store Group, Inc. (The)*+	112,000	$ 530,880
	Cooper Tire & Rubber Co.	29,550	1,044,592
	Cooper-Standard Holding, Inc.*	51,000	6,247,500
	Crown Crafts, Inc.	13,050	84,172
	CSS Industries, Inc.	53,100	1,477,773
	Del Frisco’s Restaurant Group, Inc.*	49,700	757,925
	Del Taco Restaurants, Inc.*	102,300	1,239,876
	Delta Apparel, Inc.*+	25,500	515,100
	Destination Maternity Corp.*+	9,800	29,106
	Dillard’s, Inc., Class A+	50,000	3,002,500
	Dixie Group, Inc. (The)*	50,000	192,500
	DSW, Inc., Class A	125,000	2,676,250
	E.W. Scripps Co., (The) Class A*	220,000	3,438,600
	El Pollo Loco Holdings, Inc.*	90,500	895,950
	Eldorado Resorts, Inc.*+	15,000	497,250
	Emmis Communications Corp., Class A*	1,000	3,540
	Entercom Communications Corp., Class A	220,225	2,378,430
	Eros International PLC*+	121,100	1,168,615
	EVINE Live, Inc.*	162,700	227,780
	Fiesta Restaurant Group, Inc.*+	45,800	870,200
	Finish Line, Inc. (The), Class A	23,600	342,908
	Flanigan’s Enterprises, Inc.	2,500	57,000
	Flexsteel Industries, Inc.	17,000	795,260
	Fogo De Chao, Inc.*+	65,700	762,120
	FTD Cos., Inc.*	17,420	125,250
	Full House Resorts, Inc.*	71,000	277,610
	Gaming Partners International Corp.	1,000	11,240
	Gannett Co., Inc.	203,200	2,355,088
	Golden Entertainment, Inc.*	40,000	1,306,000
	Good Times Restaurants, Inc.*	3,000	7,950
	Gray Television, Inc.*	256,200	4,291,350
	Group 1 Automotive, Inc.	59,000	4,187,230
	Guess?, Inc.+	124,100	2,094,808
	Hamilton Beach Brands Holding Co., Class A	26,090	670,252
	Haverty Furniture Cos., Inc.	98,400	2,228,760
	Hooker Furniture Corp.	15,000	636,750
	Houghton Mifflin Harcourt Co.*	225,000	2,092,500
	Iconix Brand Group, Inc.*+	22,000	28,380

www.bridgeway.com	7

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry	Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
	International Speedway Corp., Class A	118,456	$4,720,472
	J Alexander’s Holdings, Inc.*	37,450	363,265
	Johnson Outdoors, Inc., Class A	32,779	2,035,248
	K12, Inc.*	121,217	1,927,350
	KB Home	175,900	5,620,005
	Lakeland Industries, Inc.*	18,600	270,630
	La-Z-Boy, Inc.	29,500	920,400
	Liberty Tax, Inc.+	20,000	220,000
	Lifetime Brands, Inc.	60,900	1,004,850
	Lincoln Educational Services Corp.*	91,900	185,638
	Live Ventures, Inc.*+	3,200	51,136
	Luby’s, Inc.*	156,900	414,216
	M/I Homes, Inc.*	48,000	1,651,200
	Marcus Corp. (The)	130,150	3,559,602
	McClatchy Co. (The), Class A*+	15,432	137,808
	MDC Holdings, Inc.	131,760	4,200,509
	Modine Manufacturing Co.*	142,900	2,886,580
	Movado Group, Inc.	45,000	1,449,000
	Nevada Gold & Casinos, Inc.*+	38,300	102,261
	New Home Co. Inc., (The)*	45,300	567,609
	New Media Investment Group, Inc.	93,300	1,565,574
	New York & Co., Inc.*+	126,700	362,362
	Office Depot, Inc.	500,000	1,770,000
	P&F Industries, Inc., Class A	696	5,916
	Papa Murphy’s Holdings, Inc.*+	55,000	295,900
	Party City Holdco, Inc.*+	205,700	2,869,515
	Peak Resorts, Inc.+	114,000	615,600
	Perry Ellis International, Inc.*	138,100	3,458,024
	PICO Holdings, Inc.	62,500	800,000
	Pier 1 Imports, Inc.	261,200	1,081,368
	Reading International, Inc., Class A*	17,848	298,062
	Red Lion Hotels Corp.*	34,405	338,889
	Red Robin Gourmet Burgers, Inc.*	38,500	2,171,400
	Regis Corp.*	153,150	2,352,384
	Rent-A-Center, Inc.+	67,500	749,250
	RH*+	55,200	4,758,792
	Rocky Brands, Inc.	24,300	459,270
	Saga Communications, Inc., Class A	8,761	354,382
	Salem Media Group, Inc.	24,800	111,600
	Scholastic Corp.	72,800	2,920,008
	Shiloh Industries, Inc.*	61,500	504,300

Industry	Company	Shares	Value

Consumer Discretionary (continued)
	Shoe Carnival, Inc.	63,600	$ 1,701,300
	Sonic Automotive, Inc., Class A	119,100	2,197,395
	SORL Auto Parts, Inc.*+	129,900	872,928
	SPAR Group, Inc.*	1,500	1,845
	Speedway Motorsports, Inc.	120,800	2,279,496
	Stoneridge, Inc.*	50,000	1,143,000
	Strattec Security Corp.+	8,400	365,820
	Superior Industries International, Inc.	115,400	1,713,690
	Tandy Leather Factory, Inc.*+	8,000	61,600
	Tilly’s, Inc., Class A	125,300	1,849,428
	Time, Inc.	174,350	3,216,758
	Tower International, Inc.	47,000	1,435,850
	Townsquare Media, Inc., Class A*+	185,556	1,425,070
	TravelCenters of America LLC*	161,900	663,790
	Unifi, Inc.*	11,900	426,853
	Urban One, Inc.*	800	1,400
	US Auto Parts Network, Inc.*	98,900	249,228
	Vera Bradley, Inc.*	20,000	243,600
	VOXX International Corp.*	73,000	408,800
	Weyco Group, Inc.	18,700	555,764
	William Lyon Homes, Class A*	80,500	2,340,940
	ZAGG, Inc.*	133,200	2,457,540
	Zumiez, Inc.*	69,000	1,436,925

			171,443,082

Consumer Staples - 2.39%
	Alico, Inc.	6,800	200,600
	Andersons, Inc. (The)	88,100	2,744,315
	Central Garden & Pet Co., Class A*	59,603	2,247,629
	Chefs’ Warehouse, Inc. (The)*	50,000	1,025,000
	Dean Foods Co.	135,000	1,560,600
	Hostess Brands, Inc.*	121,000	1,792,010
	Ingles Markets, Inc., Class A	59,800	2,069,080
	Landec Corp.*	16,000	201,600
	Mannatech, Inc.	8,400	126,000
	Natural Alternatives
	International, Inc.*	18,100	186,882
	Natural Health Trends Corp.	3,000	45,570
	S&W Seed Co.*+	7,000	27,300
	Seneca Foods Corp., Class A*	40,100	1,233,075
	SpartanNash Co.	145,946	3,893,839

8	Semi-Annual Report | December 31, 2017 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry	Company	Shares	Value

Common Stocks (continued)
Consumer Staples (continued)
	Village Super Market, Inc., Class A	1,709	$ 39,187
	Weis Markets, Inc.	38,525	1,594,550

			18,987,237

Energy - 9.75%
	Adams Resources & Energy, Inc.+	23,100	1,004,850
	Approach Resources, Inc.*+	180,726	534,949
	Archrock, Inc.	160,000	1,680,000
	Ardmore Shipping Corp.*+	99,700	797,600
	Bill Barrett Corp.*	140,900	722,817
	Bristow Group, Inc.+	65,500	882,285
	Callon Petroleum Co.*	140,000	1,701,000
	Clean Energy Fuels Corp.*	115,000	233,450
	Cloud Peak Energy, Inc.*	316,100	1,406,645
	CVR Energy, Inc.+	105,000	3,910,200
	Dawson Geophysical Co.*+	45,000	223,650
	Delek US Holdings, Inc.	141,080	4,929,335
	Denbury Resources, Inc.*	277,500	613,275
	DHT Holdings, Inc.	253,422	909,785
	Dorian LPG, Ltd.*+	193,869	1,593,603
	ENGlobal Corp.*	60,422	53,171
	Ensco PLC, Class A+	368,000	2,174,880
	EP Energy Corp., Class A*+	300,000	708,000
	Era Group, Inc.*+	45,800	492,350
	Exterran Corp.*	92,000	2,892,480
	Forum Energy Technologies, Inc.*	148,310	2,306,220
	Frontline, Ltd.+	180,000	826,200
	GasLog Ltd.+	209,300	4,656,925
	Gener8 Maritime, Inc.*+	172,500	1,141,950
	Gran Tierra Energy, Inc.*	147,100	397,170
	Green Plains, Inc.+	90,200	1,519,870
	Gulf Island Fabrication, Inc.	30,403	408,160
	Hallador Energy Co.	70,000	426,300
	Helix Energy Solutions Group, Inc.*	40,000	301,600
	Independence Contract Drilling, Inc.*+	83,319	331,610
	International Seaways, Inc.*	438	8,085
	Matador Resources Co.*	95,000	2,957,350
	McDermott International, Inc.*	538,400	3,542,672
	Mitcham Industries, Inc.*	28,700	90,979
	NACCO Industries, Inc., Class A	13,045	491,144
	Natural Gas Services Group, Inc.*	68,800	1,802,560
	Navios Maritime Acquisition Corp.	423,400	469,974
	Newpark Resources, Inc.*	101,500	872,900

Industry	Company	Shares	Value

Energy (continued)
	Oasis Petroleum, Inc.*	237,000	$ 1,993,170
	Oil States International, Inc.*	18,000	509,400
	Overseas Shipholding Group, Inc., Class A*	60,016	164,444
	Pacific Ethanol, Inc.*	86,900	395,395
	Par Pacific Holdings, Inc.*	119,900	2,311,672
	Parker Drilling Co.*	440,500	440,500
	Penn Virginia Corp.*	20,000	782,200
	Pioneer Energy Services Corp.*	108,100	329,705
	Renewable Energy Group, Inc.*+	163,885	1,933,843
	REX American Resources Corp.*	33,920	2,808,237
	Ring Energy, Inc.*	50,000	695,000
	Rowan Cos. PLC, Class A*	100,000	1,566,000
	Scorpio Tankers, Inc.	250,000	762,500
	SEACOR Holdings, Inc.*	45,900	2,121,498
	SEACOR Marine Holdings, Inc.*	20,008	234,094
	Ship Finance International, Ltd.	204,000	3,162,000
	SilverBow Resources, Inc.*	3,100	92,132
	SM Energy Co.	12,000	264,960
	SRC Energy, Inc.*	110,000	938,300
	Stone Energy Corp.*	20,000	643,200
	Teekay Corp.+	165,000	1,537,800
	TransAtlantic Petroleum, Ltd.*	15,000	20,850
	Unit Corp.*	175,725	3,865,950

			77,588,844

Financials - 29.26%
	1347 Property Insurance Holdings, Inc.*+	24,300	177,390
	1st Constitution Bancorp+	3,000	55,350
	1st Source Corp.	59,347	2,934,709
	Access National Corp.+	31,191	868,357
	ACNB Corp.+	1,000	29,550
	Ambac Financial Group, Inc.*	49,000	783,020
	American Equity Investment Life Holding Co.	850	26,121
	American National Bankshares, Inc.	21,800	834,940
	American River Bankshares	21,300	324,825
	AmeriServ Financial, Inc.	78,000	323,700
	Argo Group International Holdings Ltd.	39,160	2,414,214
	Arlington Asset Investment Corp., Class A+	45,300	533,634
	Asta Funding, Inc.*+	20,000	148,000

www.bridgeway.com	9

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry	Company	Shares	Value

Common Stocks (continued)
Financials (continued)
	Atlantic Capital Bancshares, Inc.*	52,300	$ 920,480
	Atlantic Coast Financial Corp.*	36,000	339,480
	Atlas Financial Holdings, Inc.*	5,000	102,750
	B. Riley Financial, Inc.	10,402	188,276
	Baldwin & Lyons, Inc., Class B	75,300	1,803,435
	Banc of California, Inc.+	105,000	2,168,250
	Banco Latinoamericano de Comercio Exterior SA, Class E	70,000	1,883,000
	Bank of Commerce Holdings+	83,450	959,675
	Bankwell Financial Group, Inc.	300	10,302
	Bar Harbor Bankshares+	18,366	496,066
	Bay Bancorp, Inc.*	25,000	307,500
	BCB Bancorp, Inc.	10,400	150,800
	Bear State Financial, Inc.+	5,000	51,150
	Berkshire Hills Bancorp, Inc.	108,065	3,955,179
	Blue Capital Reinsurance Holdings, Ltd.+	12,173	146,685
	BofI Holding, Inc.*+	70,000	2,093,000
	BSB Bancorp, Inc.*	400	11,700
	C&F Financial Corp.+	2,200	127,600
	California First National Bancorp	33,500	505,180
	Camden National Corp.	30,100	1,268,113
	Cannae Holdings, Inc.*	126,700	2,157,701
	Capital City Bank Group, Inc.	83,150	1,907,461
	Capstar Financial Holdings, Inc.*	2,000	41,540
	Carolina Financial Corp.	12,660	470,319
	CB Financial Services, Inc.	14,000	424,900
	Central Pacific Financial Corp.	17,500	522,025
	Central Valley Community Bancorp	50,000	1,009,000
	Century Bancorp, Inc., Class A+	15,200	1,189,400
	Charter Financial Corp.	17,500	306,950
	Chemung Financial Corp.	13,500	649,350
	Citizens Community Bancorp, Inc.	15,000	202,350
	Citizens, Inc.*+	106,040	779,394
	Civista Bancshares, Inc.+	21,500	473,000
	CNB Financial Corp.	83,800	2,198,912
	Coastway Bancorp, Inc.*+	1,513	32,227
	Codorus Valley Bancorp, Inc.+	7,767	213,826

Industry	Company	Shares	Value

Financials (continued)
	Community Bankers Trust Corp.*	40,800	$ 332,520
	Community Financial Corp. (The)+	12,500	478,750
	Community Trust Bancorp, Inc.	17,500	824,250
	ConnectOne Bancorp, Inc.	43,000	1,107,250
	Consumer Portfolio Services, Inc.*	217,000	900,550
	County Bancorp, Inc.+	15,237	453,453
	Cowen, Inc.*+	31,000	423,150
	Crawford & Co., Class A	47,600	404,600
	Crawford & Co., Class B	16,400	157,768
	Customers Bancorp, Inc.*	36,500	948,635
	DNB Financial Corp.	465	15,670
	Donegal Group, Inc., Class A	64,000	1,107,200
	Eagle Bancorp Montana, Inc.	3,000	62,850
	eHealth, Inc.*	15,000	260,550
	EMC Insurance Group, Inc.	46,550	1,335,520
	Employers Holdings, Inc.	93,900	4,169,160
	Encore Capital Group, Inc.*+	66,000	2,778,600
	Enova International, Inc.*	132,307	2,011,066
	Entegra Financial Corp.*+	15,000	438,750
	Enterprise Bancorp, Inc.+	38,775	1,320,289
	ESSA Bancorp, Inc.+	33,100	518,677
	Evans Bancorp, Inc.+	4,000	167,600
	EZCORP, Inc., Class A*	127,169	1,551,462
	Farmers Capital Bank Corp.	34,400	1,324,400
	Farmers National Banc Corp.	150	2,212
	FBL Financial Group, Inc., Class A+	50,806	3,538,638
	Federal Agricultural Mortgage Corp., Class C	24,000	1,877,760
	Federated National Holding Co.+	41,888	694,084
	Fidelity Southern Corp.	76,123	1,659,481
	Financial Institutions, Inc.	39,300	1,222,230
	First BanCorp Puerto Rico*	476,500	2,430,150
	First BanCorp Southern Pines NC	114,988	4,060,226
	First Bancorp, Inc.	5,500	149,765
	First Bancshares, Inc. (The)	14,900	509,580
	First Business Financial Services, Inc.+	16,000	353,920
	First Commonwealth Financial Corp.	143,300	2,052,056
	First Community Bancshares, Inc.	44,000	1,264,120

10	Semi-Annual Report | December 31, 2017 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry	Company	Shares	Value

Common Stocks (continued)
Financials (continued)
	First Community Corp.	600	$ 13,560
	First Connecticut Bancorp, Inc.+	2,100	54,915
	First Financial Corp.	37,000	1,677,950
	First Financial Northwest, Inc.	35,182	545,673
	First Guaranty Bancshares, Inc.+	5,499	137,475
	First Internet Bancorp+	14,500	553,175
	First Interstate BancSystem, Inc., Class A	2,633	105,452
	First Mid-Illinois Bancshares, Inc.	2,500	96,350
	First Midwest Bancorp, Inc.	78,700	1,889,587
	First of Long Island Corp. (The)	18,000	513,000
	First United Corp.*	8,526	148,779
	First US Bancshares, Inc.	4,368	55,910
	Flushing Financial Corp.	44,297	1,218,168
	Franklin Financial Network, Inc.*	3,000	102,300
	FS Bancorp, Inc.	1,450	79,126
	GAIN Capital Holdings, Inc.	139,805	1,398,050
	GAMCO Investors, Inc., Class A	10,000	296,500
	Great Southern Bancorp, Inc.	26,900	1,389,385
	Green Bancorp, Inc.*	52,000	1,055,600
	Greenhill & Co., Inc.+	60,000	1,170,000
	Greenlight Capital Re, Ltd., Class A*	45,000	904,500
	Hallmark Financial Services, Inc.*+	57,800	602,854
	Hawthorn Bancshares, Inc.	15,700	325,775
	HCI Group, Inc.+	40,400	1,207,960
	Heartland Financial USA, Inc.	64,600	3,465,790
	Heritage Financial Corp.	69,860	2,151,688
	Heritage Insurance Holdings, Inc.+	60,000	1,081,200
	Hingham Institution for Savings	30	6,210
	HMN Financial, Inc.*	23,800	455,770
	Home Bancorp, Inc.	31,994	1,382,781
	HomeStreet, Inc.*+	57,000	1,650,150
	HomeTrust Bancshares, Inc.*	2,961	76,246
	HopFed Bancorp, Inc.	18,100	257,382
	Horace Mann Educators Corp.	104,600	4,612,860
	Horizon Bancorp	4,725	131,355
	Impac Mortgage Holdings, Inc.*+	20,300	206,248

Industry	Company	Shares	Value

Financials (continued)
	Independence Holding Co.	15,050	$ 413,122
	Independent Bank Group, Inc.	16,900	1,142,440
	Infinity Property & Casualty Corp.	22,400	2,374,400
	International Bancshares Corp.	65,687	2,607,774
	INTL.FCStone, Inc.*	28,500	1,212,105
	Investar Holding Corp.	22,000	530,200
	Investment Technology Group, Inc.	88,242	1,698,658
	Investors Title Co.	1,000	198,350
	James River Group Holdings, Ltd.	70,600	2,824,706
	JMP Group LLC+	300	1,680
	Kansas City Life Insurance Co.+	7,000	316,750
	Kingstone Cos., Inc.+	12,100	227,480
	Lakeland Bancorp, Inc.	95,250	1,833,562
	Landmark Bancorp, Inc.	1,157	33,553
	Mackinac Financial Corp.+	15,800	252,800
	Maiden Holdings, Ltd.	162,600	1,073,160
	MainSource Financial Group, Inc.	67,610	2,454,919
	Marlin Business Services Corp.+	17,080	382,592
	Mercantile Bank Corp.	2,200	77,814
	Meta Financial Group, Inc.	16,477	1,526,594
	Mid Penn Bancorp, Inc.+	12,300	423,735
	Midland States Bancorp, Inc.	57,658	1,872,732
	MidSouth Bancorp, Inc.+	21,512	285,034
	MidWestOne Financial Group, Inc.	24,860	833,556
	MMA Capital Management, LLC*	500	12,150
	MutualFirst Financial, Inc.	18,900	728,595
	National Bankshares, Inc.+	2,500	113,625
	National Commerce Corp.*	5,400	217,350
	National Security Group, Inc. (The)+	200	3,290
	National Western Life Group, Inc., Class A+	8,614	2,851,406
	Nationstar Mortgage Holdings, Inc.*	170,000	3,145,000
	Navigators Group, Inc. (The)	74,700	3,637,890
	Nelnet, Inc., Class A	37,800	2,070,684
	Nicholas Financial, Inc.*	43,400	381,920
	Nicolet Bankshares, Inc.*	1,355	74,173
	NMI Holdings, Inc., Class A*	250,000	4,250,000
	Northeast Bancorp	12,500	289,375
	Northrim BanCorp, Inc.	30,445	1,030,563

www.bridgeway.com	11

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry	Company	Shares	Value

Common Stocks (continued)
Financials (continued)
	Northwest Bancshares, Inc.	120,000	$2,007,600
	Ocwen Financial Corp.*	270,000	845,100
	OFG Bancorp	112,200	1,054,680
	Old Line Bancshares, Inc.+	50	1,472
	Old Second Bancorp, Inc.	79,750	1,088,588
	On Deck Capital, Inc.*	38,200	219,268
	Oppenheimer Holdings, Inc., Class A+	31,093	833,292
	Opus Bank*	16,500	450,450
	Orrstown Financial Services, Inc.	35,500	896,375
	Pacific Premier Bancorp, Inc.*	13,524	540,960
	Parke Bancorp, Inc.	21,463	441,065
	Pathfinder Bancorp, Inc.+	3,000	45,720
	Peapack Gladstone Financial Corp.	16,894	591,628
	Penns Woods Bancorp, Inc.+	1,000	46,580
	Peoples Bancorp of North Carolina, Inc.	5,280	162,043
	Peoples Bancorp, Inc.	43,400	1,415,708
	Peoples Financial Services Corp.	900	41,922
	PHH Corp.*	113,350	1,167,505
	Piper Jaffray Cos.	35,500	3,061,875
	Premier Financial Bancorp, Inc.	27,720	556,618
	Provident Financial Holdings, Inc.	51,000	938,400
	QCR Holdings, Inc.	2,000	85,700
	Regional Management Corp.*	43,100	1,133,961
	Reliant Bancorp, Inc.	2,500	64,100
	Renasant Corp.	97,046	3,968,211
	Republic Bancorp, Inc., Class A	38,642	1,469,169
	Riverview Bancorp, Inc.	87,000	754,290
	S&T Bancorp, Inc.	40,045	1,594,191
	Safety Insurance Group, Inc.	32,000	2,572,800
	Salisbury Bancorp, Inc.	1,183	53,117
	Sandy Spring Bancorp, Inc.	7,400	288,748
	SB Financial Group, Inc.+	30,400	562,096
	Security National Financial Corp., Class A*	86,301	457,395
	Selective Insurance Group, Inc.	65,950	3,871,265
	Shore Bancshares, Inc.+	67,012	1,119,100
	SI Financial Group, Inc.	55,700	818,790
	Sierra Bancorp	77,800	2,066,368

Industry	Company	Shares	Value

Financials (continued)
	South State Corp.	34,834	$ 3,035,783
	Southern National Bancorp of Virginia, Inc.	461	7,390
	State Auto Financial Corp.	80,550	2,345,616
	Stewart Information Services Corp.	87,150	3,686,445
	Summit Financial Group, Inc.+	22,015	579,435
	Sussex Bancorp+	15,000	403,500
	Territorial Bancorp, Inc.	21,200	654,444
	Third Point Reinsurance Ltd.*	40,000	586,000
	Timberland Bancorp, Inc.	39,000	1,035,450
	Tiptree, Inc.	28,600	170,170
	TowneBank	1,642	50,492
	TriCo Bancshares	600	22,716
	TriState Capital Holdings, Inc.*	46,900	1,078,700
	Triumph Bancorp, Inc.*	10,700	337,050
	Two River Bancorp	29,505	534,926
	Union Bankshares Corp.	60,966	2,205,140
	United Community Financial Corp.	324	2,958
	United Fire Group, Inc.	78,800	3,591,704
	United Insurance Holdings Corp.	84,700	1,461,075
	Universal Insurance Holdings, Inc.	86,316	2,360,743
	Univest Corp. of Pennsylvania	72,764	2,041,030
	Veritex Holdings, Inc.*	30,400	838,736
	Waddell & Reed Financial, Inc., Class A+	70,000	1,563,800
	Walker & Dunlop, Inc.*	70,475	3,347,562
	Waterstone Financial, Inc.	8,000	136,400
	WesBanco, Inc.	70,273	2,856,597
	Westbury Bancorp, Inc.*+	3,750	86,250
	Western New England Bancorp, Inc.	60,312	657,401
	World Acceptance Corp.*+	19,200	1,549,824
	Xenith Bankshares, Inc.*	41,175	1,392,950

			232,757,626

Health Care - 2.20%
	Almost Family, Inc.*	600	33,210
	AMAG Pharmaceuticals, Inc.*	29,900	396,175
	AngioDynamics, Inc.*	70,300	1,169,089
	Bioanalytical Systems, Inc.*	10,000	24,700

12	Semi-Annual Report | December 31, 2017 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry	Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
	Community Health Systems, Inc.*+	303,500	$ 1,292,910
	Concert Pharmaceuticals, Inc.*	65,700	1,699,659
	Cumberland Pharmaceuticals, Inc.*	23,000	170,660
	Digirad Corp.	36,447	93,851
	FONAR Corp.*+	30,400	740,240
	InfuSystems Holdings, Inc.*	21,100	48,530
	Juniper Pharmaceuticals, Inc.*	32,000	155,200
	Kewaunee Scientific Corp.	3,000	87,000
	Kindred Healthcare, Inc.	98,350	953,995
	Lannett Co., Inc.*+	60,000	1,392,000
	LHC Group, Inc.*	1,000	61,250
	National HealthCare Corp.	19,700	1,200,518
	Nobilis Health Corp.*+	15,000	20,250
	PDL BioPharma, Inc.*	456,000	1,249,440
	Quorum Health Corp.*	25,000	156,000
	Select Medical Holdings Corp.*	200,000	3,530,000
	Triple-S Management Corp., Class B*	122,300	3,039,155

			17,513,832

Industrials - 18.97%
	AAR Corp.	7,000	275,030
	Acacia Research Corp.*	35,000	141,750
	ACCO Brands Corp.*	364,300	4,444,460
	Aegion Corp.*	99,341	2,526,242
	AeroCentury Corp.*	4,300	65,532
	Air T, Inc.*+	2,800	69,020
	Air Transport Services Group, Inc.*	116,924	2,705,621
	Aircastle, Ltd.	97,100	2,271,169
	Alpha Pro Tech, Ltd.*+	20,743	82,972
	American Railcar Industries, Inc.+	36,900	1,536,516
	AMREP Corp.*	25,500	178,500
	ARC Document Solutions, Inc.*	118,000	300,900
	ArcBest Corp.	94,500	3,378,375
	Argan, Inc.	17,500	787,500
	Armstrong Flooring, Inc.*	65,000	1,099,800
	Arotech Corp.*+	94,300	334,765
	Atlas Air Worldwide Holdings, Inc.*	57,700	3,384,105
	Briggs & Stratton Corp.	114,300	2,899,791
	Broadwind Energy, Inc.*	24,375	66,300
	Caesarstone, Ltd.*+	70,000	1,540,000
	CAI International, Inc.*	52,600	1,489,632

Industry	Company	Shares	Value

Industrials (continued)
	CBIZ, Inc.*	192,600	$2,975,670
	Cemtrex, Inc.+	21,000	53,970
	Chart Industries, Inc.*	67,575	3,166,564
	Chicago Rivet & Machine Co.+	1,000	31,800
	Civeo Corp.*+	531,500	1,450,995
	Columbus McKinnon Corp.	40,400	1,615,192
	Commercial Vehicle Group, Inc.*	67,300	719,437
	Costamare, Inc.	160,000	923,200
	Covenant Transportation Group, Inc., Class A*	93,900	2,697,747
	CRA International, Inc.	53,500	2,404,825
	DLH Holdings Corp.*	57,500	354,200
	DMC Global, Inc.+	20,000	501,000
	Ducommun, Inc.*	43,300	1,231,885
	Eastern Co. (The)	18,401	481,186
	Ecology & Environment, Inc., Class A+	3,500	36,750
	Encore Wire Corp.	16,500	802,725
	Engility Holdings, Inc.*	56,700	1,608,579
	Ennis, Inc.	136,892	2,840,509
	FreightCar America, Inc.	22,381	382,267
	FTI Consulting, Inc.*	56,700	2,435,832
	General Finance Corp.*	115,764	787,195
	Gibraltar Industries, Inc.*	28,350	935,550
	Goldfield Corp. (The)*	121,000	592,900
	Great Lakes Dredge & Dock Corp.*	212,550	1,147,770
	Greenbrier Companies., Inc. (The)+	87,800	4,679,740
	Griffon Corp.	112,800	2,295,480
	Hardinge, Inc.+	86,400	1,505,088
	HC2 Holdings, Inc.*+	81,100	482,545
	Heidrick & Struggles International, Inc.	56,250	1,380,938
	Heritage-Crystal Clean, Inc.*+	39,854	866,824
	Hertz Global Holdings, Inc.*	88,000	1,944,800
	Highpower International, Inc.*	60,923	225,415
	Houston Wire & Cable Co.*	46,100	331,920
	Hurco Cos., Inc.	17,857	753,565
	Huron Consulting Group, Inc.*	32,800	1,326,760
	ICF International, Inc.*	36,229	1,902,022
	IES Holdings, Inc.*+	2,717	46,868
	Kelly Services, Inc., Class A	57,500	1,568,025
	Key Technology, Inc.*	2,500	46,075
	Kratos Defense & Security Solutions, Inc.*+	25,000	264,750

www.bridgeway.com	13

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry	Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
	L.B. Foster Co., Class A*	38,400	$1,042,560
	L.S. Starrett Co. (The), Class A	5,000	43,000
	Marten Transport, Ltd.	254,970	5,175,891
	McGrath RentCorp	83,300	3,913,434
	Miller Industries, Inc.	7,300	188,340
	Navigant Consulting, Inc.*	239,600	4,650,636
	Navios Maritime Holdings, Inc.*	386,786	464,143
	Nexeo Solutions, Inc.*	155,000	1,410,500
	NN, Inc.	45,500	1,255,800
	Northwest Pipe Co.*	21,800	417,252
	Orion Group Holdings, Inc.*	123,386	966,112
	PAM Transportation Services, Inc.*	16,905	587,956
	Park-Ohio Holdings Corp.	15,000	689,250
	Patriot Transportation Holding, Inc.*	7,500	131,925
	Performant Financial Corp.*	97,367	160,656
	Powell Industries, Inc.	25,000	716,250
	Preformed Line Products Co.	1,135	80,642
	Quad/Graphics, Inc.	75,300	1,701,780
	Quanex Building Products Corp.	35,000	819,000
	Radiant Logistics, Inc.*	69,000	317,400
	RCM Technologies, Inc.+	55,200	347,208
	RPX Corp.	212,600	2,857,344
	Rush Enterprises, Inc., Class A*	154,600	7,855,226
	Rush Enterprises, Inc., Class B*	46,500	2,241,765
	Safe Bulkers, Inc.*	44,550	143,896
	Sino-Global Shipping America, Ltd.*+	21,635	55,386
	SkyWest, Inc.	133,791	7,104,302
	Spartan Motors, Inc.	22,000	346,500
	SPX FLOW, Inc.*	20,000	951,000
	Steelcase, Inc., Class A	245,000	3,724,000
	Sterling Construction Co., Inc.*	96,400	1,569,392
	Textainer Group Holdings Ltd.*+	139,500	2,999,250
	Titan Machinery, Inc.*	83,900	1,776,163
	Triumph Group, Inc.	83,000	2,257,600
	TrueBlue, Inc.*	74,750	2,055,625
	Tutor Perini Corp.*	107,300	2,720,055
	Ultralife Corp.*	63,050	412,978
	USA Truck, Inc.*	9,636	174,701
	Vectrus, Inc.*	5,000	154,250
	Veritiv Corp.*	45,200	1,306,280

Industry	Company	Shares	Value

Industrials (continued)
	Viad Corp.	17,400	$ 963,960
	VSE Corp.	23,600	1,142,948
	Wabash National Corp.+	110,100	2,389,170
	Westport Fuel Systems, Inc.*	302	1,136
	Willis Lease Finance Corp.*	48,400	1,208,548

			150,867,753

Information Technology - 8.03%
	Alpha & Omega Semiconductor, Ltd.*	214,244	3,505,032
	Amkor Technology, Inc.*	202,291	2,033,025
	AutoWeb, Inc.*	500	4,505
	Aviat Networks, Inc.*	15,200	230,584
	AXT, Inc.*	70,700	615,090
	Bel Fuse, Inc., Class B	18,500	465,738
	Benchmark Electronics, Inc.*	134,000	3,899,400
	Black Box Corp.	40,000	142,000
	Blucora, Inc.*	89,297	1,973,464
	Communications Systems, Inc.	12,500	45,500
	Computer Task Group, Inc.*	73,862	376,696
	Comtech Telecommunications Corp.	64,215	1,420,436
	Concurrent Computer Corp.	53,600	309,272
	CSP, Inc.+	5,150	81,834
	DASAN Zhone Solutions, Inc.*	7,620	70,561
	Digi International, Inc.*	45,325	432,854
	Diodes, Inc.*	123,899	3,552,184
	Electro Scientific Industries, Inc.*	15,000	321,450
	Finjan Holdings, Inc.*	50,000	108,000
	FORM Holdings Corp.*	30,000	41,100
	GSE Systems, Inc.*	22,500	73,125
	IEC Electronics Corp.*+	19,000	78,280
	Insight Enterprises, Inc.*	23,600	903,644
	inTEST Corp.*	55,000	475,750
	IXYS Corp.*	57,500	1,377,125
	KEMET Corp.*	59,250	892,305
	Key Tronic Corp.*	52,500	358,575
	Kimball Electronics, Inc.*	69,400	1,266,550
	Knowles Corp.*	198,200	2,905,612
	Kulicke & Soffa Industries, Inc.*	123,632	3,008,585
	Liquidity Services, Inc.*	43,550	211,218
	ManTech International Corp., Class A	108,800	5,460,672
	Mind CTI Ltd.	200	554

14	Semi-Annual Report | December 31, 2017 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry	Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
	Net 1 UEPS Technologies, Inc.*	252,900	$ 3,006,981
	NetSol Technologies, Inc.*	26,000	123,500
	Network-1 Technologies, Inc.+	60,000	144,000
	Nortech Systems, Inc.*	1,500	5,790
	PCM, Inc.*	26,769	265,013
	PC-Tel, Inc.	56,700	417,879
	Photronics, Inc.*	205,050	1,748,051
	PRGX Global, Inc.*	40,739	289,247
	RELM Wireless Corp.	40,000	142,000
	Sanmina Corp.*	32,600	1,075,800
	ScanSource, Inc.*	48,600	1,739,880
	SigmaTron International, Inc.*	6,500	65,910
	SMTC Corp.*	7,500	14,250
	Sohu.com, Inc.*	10,000	433,500
	SunPower Corp.*+	185,000	1,559,550
	Sykes Enterprises, Inc.*	90,134	2,834,714
	Synacor, Inc.*	64,000	147,200
	Systemax, Inc.	8,500	282,795
	TESSCO Technologies, Inc.	15,250	307,288
	Trio-Tech International*	3,000	21,030
	TSR, Inc.	1,000	5,350
	TTM Technologies, Inc.*	520,153	8,150,798
	Vishay Precision Group, Inc.*	158,248	3,979,937
	Wayside Technology Group, Inc.	7,900	131,930
	Westell Technologies, Inc., Class A*	6,200	23,250
	YuMe, Inc.	65,700	314,046

			63,870,409

Materials - 6.16%
	AgroFresh Solutions, Inc.*+	83,500	617,900
	American Vanguard Corp.	20,000	393,000
	Boise Cascade Co.	78,500	3,132,150
	Carpenter Technology Corp.	51,600	2,631,084
	China Green Agriculture, Inc.*	169,800	210,552
	Clearwater Paper Corp.*	30,500	1,384,700
	Core Molding Technologies, Inc.+	17,000	368,900
	Flexible Solutions International, Inc.*	5,000	9,100
	Friedman Industries, Inc.+	5,000	28,400
	FutureFuel Corp.	102,800	1,448,452
	Gulf Resources, Inc.*	178,200	263,736
	Haynes International, Inc.+	25,200	807,660
	Hecla Mining Co.	557,000	2,211,290

Industry	Company	Shares	Value

Materials (continued)
	Kaiser Aluminum Corp.	22,630	$ 2,418,016
	KMG Chemicals, Inc.	9,900	654,192
	Kraton Corp.*	142,150	6,847,366
	Materion Corp.	48,600	2,361,960
	Mercer International, Inc.	276,250	3,950,375
	Olympic Steel, Inc.	20,000	429,800
	PH Glatfelter Co.	95,500	2,047,520
	Rayonier Advanced Materials, Inc.	81,700	1,670,765
	Resolute Forest Products, Inc.*	143,500	1,585,675
	Schnitzer Steel Industries, Inc., Class A	79,700	2,669,950
	Stepan Co.	57,000	4,501,290
	SunCoke Energy, Inc.*	234,700	2,814,053
	Synalloy Corp.	14,000	187,600
	TimkenSteel Corp.*	55,000	835,450
	Trecora Resources*	21,002	283,527
	Tredegar Corp.	76,700	1,472,640
	Universal Stainless & Alloy Products, Inc.*+	16,250	348,075
	Verso Corp., Class A*	25,000	439,250

			49,024,428

Real Estate - 0.14%
	Consolidated-Tomoka Land Co.	5,900	374,650
	Forestar Group, Inc.*+	8,776	193,072
	RE/MAX Holdings, Inc., Class A	6,168	299,148
	St. Joe Co. (The)*	15,000	270,750

			1,137,620

Telecommunication Services - 1.30%
	Alaska Communications Systems Group, Inc.*	347,100	930,228
	ATN International, Inc.	28,500	1,574,910
	Hawaiian Telcom Holdco, Inc.*	44,500	1,373,270
	Iridium Communications, Inc.*+	391,325	4,617,635
	Spok Holdings, Inc.	118,864	1,860,222

			10,356,265

TOTAL COMMON STOCKS - 99.75%			793,547,096

(Cost $585,176,798)

www.bridgeway.com	15

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry	Company	Shares	Value

RIGHTS - 0.01%
	NewStar Financial, Inc., expiring 12/26/19*Δ	120,000	$64,800

TOTAL RIGHTS - 0.01%			64,800

(Cost $ 120,000)

WARRANTS - 0.00%
	Eagle Bulk Shipping, Inc., expiring 10/15/21*	3,317	299

TOTAL WARRANTS - 0.00%			299

(Cost $ 105,563)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.50%
Fidelity Investments Money Market Government Portfolio Class I	1.14%	3,959,017	$3,959,017

TOTAL MONEY MARKET FUND - 0.50%			3,959,017

(Cost $3,959,017)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.06%
Fidelity Investments Money Market Government Portfolio Class I**	1.14%	48,224,394	48,224,394

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.06%			48,224,394

(Cost $48,224,394)

TOTAL INVESTMENTS - 106.32%			$845,795,606
(Cost $637,585,772)
Liabilities in Excess of Other Assets - (6.32%)			(50,257,550)

NET ASSETS - 100.00%			$795,538,056

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of December 31, 2017.
^	Rate disclosed as of December 31, 2017.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2). As such, the security is classified as Level 3 in the fair value hierarchy.
+	This security or a portion of the security is out on loan as of December 31, 2017. Total loaned securities had a value of $46,313,493 as of December 31, 2017.

LLC - Limited Liability Company

PLC - Public Limited Company

16	Semi-Annual Report | December 31, 2017 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of December 31, 2017 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 12/31/2017 (See Note 2 in Notes to Financial Statements):

Valuation Inputs
Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$793,547,096	$—	$—	$793,547,096
Rights	—	—	64,800	64,800
Warrants	299	—	—	299
Money Market Fund	—	3,959,017	—	3,959,017
Investments Purchased with Cash Proceeds from Securities Lending	—	48,224,394	—	48,224,394

TOTAL	$793,547,395	$52,183,411	$64,800	$845,795,606

(a) - please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
	Rights	Total

Balance as of 06/30/2017	$ —	$ —
Purchases	120,000	120,000
Sales	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(55,200)	(55,200)
Transfers in1	—	—
Transfers out	—	—

Balance as of 12/31/17	$ 64,800	$ 64,800

Net change in unrealized appreciation (depreciation) from investments held as of 12/31/2017	$ (55,200)	$ (55,200)

1Transfer in represents the value as of the beginning of the reporting period, for any investment security where significant transfers in the pricing level occurred during the period. The purchase value is used in situations where the investment was not held as of the beginning of the period.

See Notes to Financial Statements.

www.bridgeway.com	17

Omni Tax-Managed Small-Cap Value Fund MANAGER’S COMMENTARY (Unaudited)

December 31, 2017

Dear Fellow Omni Tax-Managed Small-Cap Value Fund Shareholder,

For the quarter ended December 31, 2017, our Fund returned +3.00%, outperforming our primary market benchmark, the Russell 2000 Value Index (+2.05%).

For the six-month semi-annual period ended December 31, 2017, our Fund returned +9.16%, outperforming the Russell 2000 Value Index (+7.26%).

For the calendar year, our Fund returned +5.52%, underperforming the Russell 2000 Value Index (+7.84%).

The table below presents our December quarter, six-month, one-year, five-year, and inception-to-date financial results. See the next page for a graph of performance since inception.

Standardized Returns as of December 31, 2017

				Annualized
	Quarter	6 Months	1 Year	5 Years	Since Inception (12/31/10)

Omni Tax-Managed Small-Cap Value Fund	3.00%	9.16%	5.52%	14.05%	11.39%
Russell 2000 Value Index	2.05%	7.26%	7.84%	13.01%	10.84%

Performance figures quoted in the table above and the graph on the next page represent past performance and are no guarantee of future results. Total return figures in the table above include the reinvestment of dividends and capital gains. The table above and the graph on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Russell 2000 Value Index is an unmanaged index that consists of stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values with dividends reinvested. It is not possible to invest directly in an index. Periods longer than one year are annualized.

According to data from Lipper, Inc. as of December 31, 2017, Omni Tax-Managed Small-Cap Value Fund ranked 212th of 269 small-cap value funds for the 12 months ended December 31, 2017, 49th of 210 over the past five years and 39th of 181 such funds since inception in December 2010. Lipper, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns.

18	Semi-Annual Report | December 31, 2017 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Growth of a $10,000 Investment

from Inception December 31, 2010 to December 31, 2017

Detailed Explanation of Quarterly Performance

The Omni Tax-Managed Small-Cap Value Fund is designed to capture the returns of the small-cap value asset class through broad diversification of small company and value stocks. We also seek to minimize the distribution of capital gains within the constraints of the investment objective. This approach is sometimes referred to as “passive, asset class investing.” As of December 31, 2017, we held 665 such stocks in a market-cap weighted style. We make no attempt to track any particular index in either performance or statistics.

The Fund’s tilt toward deeper value stocks across multiple value metrics improved relative performance during the quarter. An overweighting in higher momentum stocks compared to the benchmark also added modestly to results. However, the Fund’s tilt toward smaller stocks in the small-cap value universe hurt relative performance.

By design, the Fund does not hold Real Estate Investment Trusts (REITs) and Utilities stocks. Our lack of exposure to both REITs and Utilities stocks boosted relative performance.

Detailed Explanation of Calendar Year Performance

The Fund’s tilt toward smaller stocks in the small-cap value universe hurt relative results during the year. Likewise, the impact of the Fund’s tilt toward deeper value stocks across multiple value metrics was negative. However, an overweighting in higher momentum stocks compared to the benchmark improved relative results.

By design, the Fund does not hold Real Estate Investment Trusts (REITs) and Utilities stocks. Our lack of exposure to REITs boosted relative performance. However, the lack of exposure to Utilities stocks dragged on relative results. An overweighting in the Energy sector hurt relative results amid volatility in commodity prices.

www.bridgeway.com	19

Omni Tax-Managed Small-Cap Value Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Top Ten Holdings as of December 31, 2017

Rank	Description	Industry	% of Net Assets
1	Kraton Corp.	Materials	1.2%
2	Cooper-Standard Holding, Inc.	Consumer Discretionary	1.0%
3	SkyWest, Inc.	Industrials	0.9%
4	Delek US Holdings, Inc.	Energy	0.8%
5	McDermott International, Inc.	Energy	0.8%
6	Iridium Communications, Inc.	Telecommunication Services	0.6%
7	Greenbrier Companies., Inc.	Industrials	0.6%
8	McGrath RentCorp	Industrials	0.6%
9	KB Home	Consumer Discretionary	0.6%
10	Briggs & Stratton Corp.	Industrials	0.6%
	Total		7.7%

Industry Sector Representation as of December 31, 2017

	% of Net Assets	% of Russell 2000 Value Index	Difference
Consumer Discretionary	22.3%	10.9%	11.4%
Consumer Staples	2.0%	2.8%	-0.8%
Energy	9.8%	6.8%	3.0%
Financials	28.9%	30.4%	-1.5%
Health Care	2.2%	6.2%	-4.0%
Industrials	18.5%	12.1%	6.4%
Information Technology	7.7%	8.9%	-1.2%
Materials	6.8%	4.5%	2.3%
Real Estate	0.2%	10.3%	-10.1%
Telecommunication Services	1.3%	0.5%	0.8%
Utilities	0.0%	6.6%	-6.6%
Cash & Other Assets	0.3%	0.0%	0.3%
Total	100.0%	100.0%

Disclaimer

The views expressed here are exclusively those of Fund management. These views, including those related to market sectors or individual stocks, are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding applies only as of the quarter end, December 31, 2017, unless otherwise stated. Security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

Market volatility can significantly impact short-term performance. The Fund is not an appropriate investment for short-term investors. Investments in small companies generally carry greater risk than is customarily associated with larger companies. This additional risk is attributable to a number of factors, including the relatively limited financial resources that are typically available to small companies and the fact that small companies often have comparatively limited product lines. In addition, the stock of small companies tends to be more volatile than the stock of large companies, particularly in the short term and particularly in the early stages of an economic or market downturn. Shareholders of the Fund, therefore, are taking on more risk than they would if they invested in the stock market as a whole.

20	Semi-Annual Report | December 31, 2017 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund MANAGER’S COMMENTARY (Unaudited) (continued)

Conclusion

Thank you for your continued investment in Omni Tax-Managed Small-Cap Value Fund. We encourage your feedback; your reactions and concerns are important to us.

Sincerely,

The Investment Management Team

www.bridgeway.com	21

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry	Company	Shares	Value

COMMON STOCKS - 99.61%
Consumer Discretionary - 22.25%
	1-800-Flowers.com, Inc., Class A*	60,000	$642,000
	Abercrombie & Fitch Co., Class A	123,500	2,152,605
	Adtalem Global Education, Inc.*	39,000	1,639,950
	AMCON Distributing Co.	1,350	121,298
	American Axle & Manufacturing Holdings, Inc.*	105,450	1,795,814
	American Public Education, Inc.*	27,700	693,885
	America’s Car-Mart, Inc.*	10,000	446,500
	Appliance Recycling Centers of America, Inc.*	2,000	2,140
	Ark Restaurants Corp.	8,500	229,670
	Ascent Capital Group, Inc., Class A*	25,400	291,846
	AV Homes, Inc.*	39,300	654,345
	Barnes & Noble Education, Inc.*	82,060	676,174
	Barnes & Noble, Inc.	80,000	536,000
	Bassett Furniture Industries, Inc.	52,959	1,991,258
	BBX Capital Corp.	311,200	2,480,264
	Beasley Broadcast Group, Inc., Class A	20,900	280,060
	Beazer Homes USA, Inc.*	80,000	1,536,800
	Big 5 Sporting Goods Corp.+	103,600	787,360
	Biglari Holdings, Inc.*	1,400	580,160
	BJ’s Restaurants, Inc.	53,500	1,947,400
	Bojangles’, Inc.*+	59,600	703,280
	Boot Barn Holdings, Inc.*	150,000	2,491,500
	Build-A-Bear Workshop, Inc.*	25,000	230,000
	Caleres, Inc.	90,000	3,013,200
	Canterbury Park Holding Corp.	511	8,406
	Carrols Restaurant Group, Inc.*+	80,000	972,000
	Century Casinos, Inc.*	114,200	1,042,646
	Chico’s FAS, Inc.	115,000	1,014,300
	China Automotive Systems, Inc.*	36,300	174,240
	China XD Plastics Co., Ltd.*	48,400	222,640
	Christopher & Banks Corp.*	43,200	54,864
	Citi Trends, Inc.	76,150	2,014,929
	Clarus Corp.*	10,000	78,500
	Conn’s, Inc.*+	71,500	2,541,825
	Container Store Group, Inc. (The)*	92,000	436,080
	Cooper Tire & Rubber Co.	26,550	938,543

Industry	Company	Shares	Value

Consumer Discretionary (continued)
	Cooper-Standard Holding, Inc.*	55,510	$6,799,975
	Crown Crafts, Inc.	13,050	84,172
	CSS Industries, Inc.	68,558	1,907,969
	Del Frisco’s Restaurant Group, Inc.*	44,768	682,712
	Del Taco Restaurants, Inc.*	92,600	1,122,312
	Delta Apparel, Inc.*	23,700	478,740
	Dillard’s, Inc., Class A+	43,500	2,612,175
	Dixie Group, Inc. (The)*	27,600	106,260
	DSW, Inc., Class A	113,000	2,419,330
	E.W. Scripps Co., (The) Class A*	173,500	2,711,805
	El Pollo Loco Holdings, Inc.*	89,300	884,070
	Eldorado Resorts, Inc.*+	15,000	497,250
	Emmis Communications Corp., Class A*	1,500	5,310
	Entercom Communications Corp., Class A	122,405	1,321,974
	Eros International PLC*+	111,750	1,078,388
	Escalade, Inc.	4,000	49,200
	EVINE Live, Inc.*	147,300	206,220
	Fiesta Restaurant Group, Inc.*+	32,853	624,207
	Flanigan’s Enterprises, Inc.+	2,500	57,000
	Flexsteel Industries, Inc.	7,300	341,494
	Fogo De Chao, Inc.*+	62,000	719,200
	FTD Cos., Inc.*	17,160	123,380
	Full House Resorts, Inc.*	70,000	273,700
	Gaming Partners International Corp.	1,000	11,240
	Gannett Co., Inc.	181,900	2,108,221
	Golden Entertainment, Inc.*	42,000	1,371,300
	Good Times Restaurants, Inc.*	4,300	11,395
	Gray Television, Inc.*	212,100	3,552,675
	Group 1 Automotive, Inc.	58,000	4,116,260
	Guess?, Inc.+	112,000	1,890,560
	Hamilton Beach Brands Holding Co., Class A	32,900	845,201
	Haverty Furniture Cos., Inc.	69,659	1,577,776
	Hooker Furniture Corp.	15,000	636,750
	Houghton Mifflin Harcourt Co.*	190,000	1,767,000
	Iconix Brand Group, Inc.*+	23,000	29,670
	International Speedway Corp., Class A	105,760	4,214,536
	J Alexander’s Holdings, Inc.*	34,250	332,225
	JAKKS Pacific, Inc.*	4,100	9,635
	Johnson Outdoors, Inc., Class A	63,850	3,964,446
	K12, Inc.*	107,850	1,714,815

22	Semi-Annual Report | December 31, 2017 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry	Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
	KB Home	134,700	$4,303,665
	Kirkland’s, Inc.*	19,900	238,104
	Lakeland Industries, Inc.*	15,000	218,250
	La-Z-Boy, Inc.	51,000	1,591,200
	Liberty Tax, Inc.	19,500	214,500
	Lifetime Brands, Inc.	51,499	849,734
	Lincoln Educational Services Corp.*	134,605	271,902
	Live Ventures, Inc.*	3,200	51,136
	Luby’s, Inc.*	130,800	345,312
	M/I Homes, Inc.*	31,700	1,090,480
	Marcus Corp. (The)	136,454	3,732,017
	McClatchy Co. (The), Class A*+	15,432	137,808
	MDC Holdings, Inc.	117,504	3,746,028
	Modine Manufacturing Co.*	28,900	583,780
	Movado Group, Inc.	61,600	1,983,520
	Nevada Gold & Casinos, Inc.*	36,100	96,387
	New Home Co. Inc., (The)*	33,100	414,743
	New Media Investment Group, Inc.	102,400	1,718,272
	New York & Co., Inc.*	125,700	359,502
	Office Depot, Inc.	445,000	1,575,300
	P&F Industries, Inc., Class A	492	4,182
	Papa Murphy’s Holdings, Inc.*+	45,000	242,100
	Party City Holdco, Inc.*+	175,800	2,452,410
	Peak Resorts, Inc.	103,600	559,440
	Perry Ellis International, Inc.*	135,184	3,385,007
	PICO Holdings, Inc.	37,500	480,000
	Pier 1 Imports, Inc.	238,300	986,562
	Reading International, Inc., Class A*	55,500	926,850
	Red Lion Hotels Corp.*	80,695	794,846
	Red Robin Gourmet Burgers, Inc.*	31,000	1,748,400
	Regis Corp.*	148,350	2,278,656
	Rent-A-Center, Inc.+	84,000	932,400
	RH*+	49,300	4,250,153
	Rocky Brands, Inc.	16,050	303,345
	Saga Communications, Inc., Class A	4,250	171,912
	Salem Media Group, Inc.	139,852	629,334
	Scholastic Corp.	75,950	3,046,354
	Shiloh Industries, Inc.*	41,400	339,480
	Shoe Carnival, Inc.	57,500	1,538,125
	Sonic Automotive, Inc., Class A	113,500	2,094,075
	SORL Auto Parts, Inc.*+	74,129	498,147
	SPAR Group, Inc.*	1,500	1,845
	Speedway Motorsports, Inc.	118,963	2,244,832

Industry	Company	Shares	Value

Consumer Discretionary (continued)
	Stoneridge, Inc.*	47,000	$1,074,420
	Strattec Security Corp.	3,600	156,780
	Summer Infant, Inc.*	5,000	7,500
	Superior Industries International, Inc.	43,800	650,430
	Tilly’s, Inc., Class A	114,300	1,687,068
	Time, Inc.	160,350	2,958,458
	Tower International, Inc.	46,000	1,405,300
	Townsquare Media, Inc., Class A*	160,044	1,229,138
	TravelCenters of America LLC*+	129,850	532,385
	Unifi, Inc.*	10,800	387,396
	US Auto Parts Network, Inc.*	100,000	252,000
	VOXX International Corp.*	83,064	465,158
	Weyco Group, Inc.	16,400	487,408
	William Lyon Homes, Class A*	59,497	1,730,173
	ZAGG, Inc.*	131,500	2,426,175
	Zumiez, Inc.*	50,900	1,059,992

			158,622,906

Consumer Staples - 2.00%
	Alico, Inc.	12,600	371,700
	Andersons, Inc. (The)	94,700	2,949,905
	Central Garden & Pet Co., Class A*	6,200	233,802
	Chefs’ Warehouse, Inc. (The)*	25,000	512,500
	Dean Foods Co.	110,000	1,271,600
	Hostess Brands, Inc.*	105,000	1,555,050
	Ingles Markets, Inc., Class A	50,950	1,762,870
	Landec Corp.*	9,900	124,740
	Mannatech, Inc.	25,700	385,500
	Natural Alternatives International, Inc.*	16,800	173,460
	Natural Health Trends Corp.	3,000	45,570
	Seneca Foods Corp., Class A*	23,150	711,862
	SpartanNash Co.	78,682	2,099,236
	Village Super Market, Inc., Class A	24,500	561,785
	Weis Markets, Inc.	35,700	1,477,623

			14,237,203

Energy - 9.78%
	Adams Resources & Energy, Inc.	9,600	417,600
	Approach Resources, Inc.*+	132,174	391,235
	Archrock, Inc.	123,000	1,291,500
	Ardmore Shipping Corp.*	123,988	991,904

www.bridgeway.com	23

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry	Company	Shares	Value

Common Stocks (continued)
Energy (continued)
	Bill Barrett Corp.*	90,000	$461,700
	Bristow Group, Inc.+	20,000	269,400
	Callon Petroleum Co.*+	56,300	684,045
	Clean Energy Fuels Corp.*	100,000	203,000
	Cloud Peak Energy, Inc.*	123,700	550,465
	CVR Energy, Inc.+	105,000	3,910,200
	Dawson Geophysical Co.*	45,000	223,650
	Delek US Holdings, Inc.	173,502	6,062,160
	Denbury Resources, Inc.*	263,000	581,230
	DHT Holdings, Inc.	291,800	1,047,562
	Dorian LPG, Ltd.*+	140,160	1,152,115
	ENGlobal Corp.*	55,878	49,173
	Ensco PLC, Class A+	192,000	1,134,720
	EP Energy Corp., Class A*+	195,000	460,200
	Era Group, Inc.*	32,800	352,600
	Exterran Corp.*	75,200	2,364,288
	Forum Energy Technologies, Inc.*	50,000	777,500
	Frontline, Ltd.+	175,000	803,250
	GasLog Ltd.	148,137	3,296,048
	Gener8 Maritime, Inc.*+	135,300	895,686
	Gran Tierra Energy, Inc.*	527,700	1,424,790
	Green Plains, Inc.+	54,150	912,428
	Gulf Island Fabrication, Inc.	28,200	378,585
	Hallador Energy Co.	71,600	436,044
	Helix Energy Solutions Group, Inc.*	75,500	569,270
	Independence Contract Drilling, Inc.*	115,281	458,818
	International Seaways, Inc.*	399	7,366
	Matador Resources Co.*	59,500	1,852,235
	McDermott International, Inc.*	857,000	5,639,060
	Mitcham Industries, Inc.*	27,400	86,858
	NACCO Industries, Inc., Class A	16,450	619,342
	Natural Gas Services Group, Inc.*	75,888	1,988,266
	Navios Maritime Acquisition Corp.	377,600	419,136
	Newpark Resources, Inc.*	51,000	438,600
	Oasis Petroleum, Inc.*	213,000	1,791,330
	Oil States International, Inc.*	18,000	509,400
	Overseas Shipholding Group, Inc., Class A*	42,500	116,450
	Pacific Ethanol, Inc.*	77,500	352,625
	Par Pacific Holdings, Inc.*	110,300	2,126,584
	Parker Drilling Co.*	89,550	89,550
	Penn Virginia Corp.*	17,500	684,425
	Pioneer Energy Services Corp.*	100,000	305,000

Industry	Company	Shares	Value

Energy (continued)
	Renewable Energy Group, Inc.*+	348,319	$4,110,164
	REX American Resources Corp.*	25,250	2,090,448
	Ring Energy, Inc.*	28,300	393,370
	Rowan Cos. PLC, Class A*	125,500	1,965,330
	Scorpio Tankers, Inc.	392,100	1,195,905
	SEACOR Holdings, Inc.*	40,200	1,858,044
	SEACOR Marine Holdings, Inc.*	11,063	129,437
	Ship Finance International, Ltd.+	180,500	2,797,750
	SilverBow Resources, Inc.*	5,000	148,600
	SM Energy Co.	22,000	485,760
	SRC Energy, Inc.*	100,000	853,000
	Stone Energy Corp.*+	20,000	643,200
	Teekay Corp.+	190,000	1,770,800
	TransAtlantic Petroleum, Ltd.*	20,000	27,800
	Unit Corp.*	74,025	1,628,550

			69,675,551

Financials - 28.90%
	1347 Property Insurance Holdings, Inc.*	17,500	127,750
	1st Constitution Bancorp	5,250	96,862
	1st Source Corp.	57,750	2,855,738
	Access National Corp.	30,506	849,287
	ACNB Corp.	600	17,730
	Ambac Financial Group, Inc.*	46,500	743,070
	American Equity Investment Life Holding Co.	30,250	929,583
	American National Bankshares, Inc.	13,060	500,198
	American River Bankshares	20,744	316,346
	AmeriServ Financial, Inc.	66,000	273,900
	Argo Group International Holdings Ltd.	34,865	2,149,427
	Arlington Asset Investment Corp., Class A+	33,700	396,986
	Asta Funding, Inc.*	18,500	136,900
	Atlantic Capital Bancshares, Inc.*	47,200	830,720
	Atlantic Coast Financial Corp.*	31,000	292,330
	Atlas Financial Holdings, Inc.*	700	14,385
	B. Riley Financial, Inc.+	10,520	190,412
	Baldwin & Lyons, Inc., Class B	43,700	1,046,615

24	Semi-Annual Report | December 31, 2017 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry	Company	Shares	Value

Common Stocks (continued)
Financials (continued)
	Banc of California, Inc.+	58,000	$1,197,700
	Banco Latinoamericano de Comercio Exterior SA, Class E	60,500	1,627,450
	Bank of Commerce Holdings	75,550	868,825
	Bar Harbor Bankshares	17,241	465,679
	Bay Bancorp, Inc.*	25,000	307,500
	BCB Bancorp, Inc.	11,300	163,850
	Bear State Financial, Inc.	5,000	51,150
	Berkshire Hills Bancorp, Inc.	111,570	4,083,462
	Blue Capital Reinsurance Holdings, Ltd.	16,127	194,330
	BofI Holding, Inc.*+	65,000	1,943,500
	C&F Financial Corp.	3,400	197,200
	California First National Bancorp	31,500	475,020
	Camden National Corp.	33,779	1,423,109
	Cannae Holdings, Inc.*	118,400	2,016,352
	Capital City Bank Group, Inc.	81,250	1,863,875
	Capstar Financial Holdings, Inc.*	1,900	39,463
	Carolina Financial Corp.	10,938	406,347
	CB Financial Services, Inc.	13,500	409,725
	Central Pacific Financial Corp.	17,400	519,042
	Central Valley Community Bancorp	51,000	1,029,180
	Century Bancorp, Inc., Class A	14,300	1,118,975
	Charter Financial Corp.	12,500	219,250
	Chemung Financial Corp.	12,293	591,293
	Citizens Community Bancorp, Inc.	17,500	236,075
	Citizens, Inc.*+	17,200	126,420
	Civista Bancshares, Inc.	19,921	438,262
	CNB Financial Corp.	70,800	1,857,792
	Codorus Valley Bancorp, Inc.	7,766	213,798
	Columbia Banking System, Inc.	5,200	225,888
	Community Bankers Trust Corp.*	48,000	391,200
	Community Financial Corp. (The)+	3,840	147,072
	Community Trust Bancorp, Inc.	32,500	1,530,750
	ConnectOne Bancorp, Inc.	58,000	1,493,500
	Consumer Portfolio Services, Inc.*	71,650	297,348
	County Bancorp, Inc.	8,700	258,912

Industry	Company	Shares	Value

Financials (continued)
	Cowen, Inc.*+	65,800	$898,170
	Crawford & Co., Class A+	44,000	374,000
	Crawford & Co., Class B	40,000	384,800
	Customers Bancorp, Inc.*	34,500	896,655
	Donegal Group, Inc., Class A	74,100	1,281,930
	Eagle Bancorp Montana, Inc.	1,500	31,425
	eHealth, Inc.*	15,000	260,550
	EMC Insurance Group, Inc.	39,025	1,119,627
	Employers Holdings, Inc.	90,900	4,035,960
	Encore Capital Group, Inc.*+	59,100	2,488,110
	Enova International, Inc.*	92,400	1,404,480
	Entegra Financial Corp.*	13,600	397,800
	Enterprise Bancorp, Inc.	53,175	1,810,609
	ESSA Bancorp, Inc.	35,000	548,450
	Evans Bancorp, Inc.	9,000	377,100
	EZCORP, Inc., Class A*	121,100	1,477,420
	Farmers Capital Bank Corp.	30,400	1,170,400
	Farmers National Banc Corp.	150	2,212
	FBL Financial Group, Inc., Class A	45,666	3,180,637
	Federal Agricultural Mortgage Corp., Class C	18,200	1,423,968
	Federated National Holding Co.	52,000	861,640
	Fidelity Southern Corp.	61,400	1,338,520
	Financial Institutions, Inc.	40,300	1,253,330
	First BanCorp Puerto Rico*	469,100	2,392,410
	First BanCorp Southern Pines NC	102,856	3,631,845
	First Bancorp, Inc.	19,550	532,346
	First Business Financial Services, Inc.	14,100	311,892
	First Commonwealth Financial Corp.	106,900	1,530,808
	First Community Bancshares, Inc.	61,300	1,761,149
	First Financial Corp.	38,830	1,760,940
	First Financial Northwest, Inc.	26,400	409,464
	First Guaranty Bancshares, Inc.+	5,499	137,475
	First Internet Bancorp	13,800	526,470
	First Mid-Illinois Bancshares, Inc.	2,000	77,080
	First United Corp.*	5,875	102,519
	First US Bancshares, Inc.	5,000	64,000
	Flushing Financial Corp.	43,300	1,190,750

www.bridgeway.com	25

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry	Company	Shares	Value

Common Stocks (continued)
Financials (continued)
	Franklin Financial Network, Inc.*	3,000	$102,300
	FS Bancorp, Inc.	3,450	188,266
	GAIN Capital Holdings, Inc.	146,000	1,460,000
	German American Bancorp, Inc.	750	26,498
	Great Southern Bancorp, Inc.	39,850	2,058,252
	Green Bancorp, Inc.*	100,000	2,030,000
	Greenhill & Co., Inc.+	55,000	1,072,500
	Greenlight Capital Re, Ltd., Class A*	27,000	542,700
	Hallmark Financial Services, Inc.*	50,158	523,148
	Hawthorn Bancshares, Inc.	12,000	249,000
	HCI Group, Inc.	25,000	747,500
	Heartland Financial USA, Inc.	61,950	3,323,618
	Heritage Financial Corp.	60,102	1,851,142
	Heritage Insurance Holdings, Inc.+	20,000	360,400
	Home Bancorp, Inc.	15,597	674,102
	HomeStreet, Inc.*	54,000	1,563,300
	HomeTrust Bancshares, Inc.*	50,000	1,287,500
	HopFed Bancorp, Inc.	23,500	334,170
	Horace Mann Educators Corp.	94,950	4,187,295
	Horizon Bancorp	35,695	992,321
	Impac Mortgage Holdings, Inc.*	20,300	206,248
	Independence Holding Co.	14,950	410,378
	Infinity Property & Casualty Corp.	22,700	2,406,200
	International Bancshares Corp.	64,600	2,564,620
	INTL.FCStone, Inc.*	11,900	506,107
	Investar Holding Corp.	19,524	470,528
	Investment Technology Group, Inc.	76,000	1,463,000
	Investors Title Co.	1,000	198,350
	James River Group Holdings, Ltd.	65,600	2,624,656
	Kansas City Life Insurance Co.	24,900	1,126,725
	Kingstone Cos., Inc.	11,200	210,560
	Lakeland Bancorp, Inc.	100,040	1,925,770
	Landmark Bancorp, Inc.	2,315	67,135
	LCNB Corp.+	1,500	30,675
	Mackinac Financial Corp.+	13,400	214,400
	Maiden Holdings, Ltd.	64,450	425,370
	MainSource Financial Group, Inc.	41,765	1,516,487

Industry	Company	Shares	Value

Financials (continued)
	Marlin Business Services Corp.	28,875	$646,800
	Mercantile Bank Corp.	2,000	70,740
	Meta Financial Group, Inc.	20,078	1,860,227
	Mid Penn Bancorp, Inc.	11,200	385,840
	Midland States Bancorp, Inc.	55,417	1,799,944
	MidSouth Bancorp, Inc.	41,000	543,250
	MidWestOne Financial Group, Inc.	23,300	781,249
	MMA Capital Management, LLC*	500	12,150
	MutualFirst Financial, Inc.	700	26,985
	National Bankshares, Inc.+	1,000	45,450
	National Commerce Corp.*	10,000	402,500
	National Security Group, Inc. (The)+	200	3,290
	National Western Life Group, Inc., Class A	8,450	2,797,119
	Nationstar Mortgage Holdings, Inc.*	126,500	2,340,250
	Navigators Group, Inc. (The)	75,300	3,667,110
	Nelnet, Inc., Class A	36,900	2,021,382
	Nicholas Financial, Inc.*+	18,400	161,920
	NMI Holdings, Inc., Class A*	185,000	3,145,000
	Northeast Bancorp	8,400	194,460
	Northrim BanCorp, Inc.	24,073	814,871
	Northwest Bancshares, Inc.	122,000	2,041,060
	Norwood Financial Corp.	1,500	49,500
	Ocwen Financial Corp.*+	325,000	1,017,250
	OFG Bancorp	75,000	705,000
	Old Line Bancshares, Inc.	8,050	236,992
	Old Second Bancorp, Inc.	68,712	937,919
	On Deck Capital, Inc.*	95,400	547,596
	Oppenheimer Holdings, Inc., Class A	4,419	118,429
	Opus Bank*	15,000	409,500
	Orrstown Financial Services, Inc.	28,000	707,000
	Oxbridge Re Holdings, Ltd.	1,500	3,225
	Parke Bancorp, Inc.+	15,752	323,704
	Peapack Gladstone Financial Corp.	19,968	699,279
	Penns Woods Bancorp, Inc.	1,000	46,580
	Peoples Bancorp of North Carolina, Inc.	5,280	162,043
	Peoples Bancorp, Inc.	39,550	1,290,121
	Peoples Financial Services Corp.+	2,600	121,108
	PHH Corp.*	65,000	669,500
	Piper Jaffray Cos.	28,700	2,475,375

26	Semi-Annual Report | December 31, 2017 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry	Company	Shares	Value

Common Stocks (continued)
Financials (continued)
	Premier Financial Bancorp, Inc.	28,672	$575,734
	Provident Financial Holdings, Inc.	53,710	988,264
	Prudential Bancorp, Inc.+	957	16,843
	QCR Holdings, Inc.	19,700	844,145
	Regional Management Corp.*	52,100	1,370,751
	Reliant Bancorp, Inc.	1,000	25,640
	Renasant Corp.	70,004	2,862,464
	Republic Bancorp, Inc., Class A	25,700	977,114
	Riverview Bancorp, Inc.	72,478	628,384
	Safety Insurance Group, Inc.	31,800	2,556,720
	Salisbury Bancorp, Inc.	1,183	53,117
	Sandy Spring Bancorp, Inc.	14,300	557,986
	SB Financial Group, Inc.	30,952	572,302
	Security National Financial Corp., Class A*	14,355	76,082
	Selective Insurance Group, Inc.	42,100	2,471,270
	Shore Bancshares, Inc.	60,400	1,008,680
	SI Financial Group, Inc.	35,500	521,850
	Sierra Bancorp	59,400	1,577,664
	Southern National Bancorp of Virginia, Inc.	22,539	361,300
	State Auto Financial Corp.	81,836	2,383,064
	Stewart Information Services Corp.	68,350	2,891,205
	Summit Financial Group, Inc.	20,600	542,192
	Summit State Bank	6,250	80,000
	Sussex Bancorp+	15,000	403,500
	Territorial Bancorp, Inc.	21,900	676,053
	Third Point Reinsurance Ltd.*	42,300	619,695
	Timberland Bancorp, Inc.	32,000	849,600
	Tiptree, Inc.	56,200	334,390
	TowneBank	743	22,847
	TriCo Bancshares	200	7,572
	TriState Capital Holdings, Inc.*	36,760	845,480
	Triumph Bancorp, Inc.*	11,600	365,400
	Two River Bancorp	36,015	652,952
	Union Bankshares Corp.	84,148	3,043,633
	United Community Financial Corp.	163	1,488
	United Fire Group, Inc.	60,900	2,775,822
	United Insurance Holdings Corp.+	78,400	1,352,400
	Universal Insurance Holdings, Inc.	81,795	2,237,093

Industry	Company	Shares	Value

Financials (continued)
	Univest Corp. of Pennsylvania	36,915	$1,035,466
	Waddell & Reed Financial, Inc., Class A+	63,000	1,407,420
	Walker & Dunlop, Inc.*	58,175	2,763,312
	Waterstone Financial, Inc.	25,400	433,070
	WesBanco, Inc.	66,385	2,698,550
	Westbury Bancorp, Inc.*	3,750	86,250
	Western New England Bancorp, Inc.	30,312	330,401
	World Acceptance Corp.*+	20,000	1,614,400
	WSFS Financial Corp.	15,600	746,460
	Xenith Bankshares, Inc.*+	26,522	897,239

			206,010,677
Health Care - 2.21%
	AMAG Pharmaceuticals, Inc.*	17,000	225,250
	AngioDynamics, Inc.*	67,300	1,119,199
	Bioanalytical Systems, Inc.*	4,000	9,880
	Community Health Systems, Inc.*+	275,000	1,171,500
	Concert Pharmaceuticals, Inc.*	59,300	1,534,091
	Cumberland Pharmaceuticals, Inc.*	20,300	150,626
	Digirad Corp.	36,447	93,851
	Electromed, Inc.*	10,000	60,700
	FONAR Corp.*	23,400	569,790
	InfuSystems Holdings, Inc.*	70,178	161,409
	Juniper Pharmaceuticals, Inc.*	50,000	242,500
	Kewaunee Scientific Corp.	2,500	72,500
	Kindred Healthcare, Inc.	71,700	695,490
	Lannett Co., Inc.*+	60,000	1,392,000
	LHC Group, Inc.*	500	30,625
	National HealthCare Corp.	18,982	1,156,763
	PDL BioPharma, Inc.*	395,000	1,082,300
	Quorum Health Corp.*	26,700	166,608
	Select Medical Holdings Corp.*	185,000	3,265,250
	Triple-S Management Corp., Class B*	102,100	2,537,185

			15,737,517
Industrials - 18.54%
	AAR Corp.	6,660	261,671
	Acacia Research Corp.*	35,000	141,750
	ACCO Brands Corp.*	339,800	4,145,560
	Aegion Corp.*	120,300	3,059,229
	AeroCentury Corp.*	4,300	65,532

www.bridgeway.com	27

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry	Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
	Air T, Inc.*	6,700	$165,155
	Air Transport Services Group, Inc.*	149,226	3,453,090
	Aircastle, Ltd.	137,400	3,213,786
	Alpha Pro Tech, Ltd.*	30,500	122,000
	American Railcar Industries, Inc.+	20,000	832,800
	AMREP Corp.*	21,000	147,000
	ARC Document Solutions, Inc.*	106,300	271,065
	ArcBest Corp.	55,400	1,980,550
	Argan, Inc.	4,000	180,000
	Armstrong Flooring, Inc.*	45,000	761,400
	Arotech Corp.*+	35,596	126,366
	Atlas Air Worldwide Holdings, Inc.*	54,900	3,219,885
	Briggs & Stratton Corp.	169,450	4,298,947
	Broadwind Energy, Inc.*	12,192	33,162
	Caesarstone, Ltd.*+	60,000	1,320,000
	CAI International, Inc.*	48,600	1,376,352
	CBIZ, Inc.*	170,033	2,627,010
	CECO Environmental Corp.	33,022	169,403
	Cemtrex, Inc.	19,000	48,830
	Chart Industries, Inc.*	63,175	2,960,381
	Chicago Rivet & Machine Co.	1,000	31,800
	Civeo Corp.*+	443,200	1,209,936
	Columbus McKinnon Corp.	33,800	1,351,324
	Commercial Vehicle Group, Inc.*	60,000	641,400
	Costamare, Inc.	100,000	577,000
	Covenant Transportation Group, Inc., Class A*	80,650	2,317,074
	CRA International, Inc.	51,000	2,292,450
	DLH Holdings Corp.*	52,500	323,400
	DMC Global, Inc.	20,000	501,000
	Ducommun, Inc.*	39,750	1,130,888
	Eastern Co. (The)	20,104	525,720
	Ecology & Environment, Inc., Class A	2,811	29,516
	Encore Wire Corp.	6,500	316,225
	Engility Holdings, Inc.*	9,500	269,515
	Ennis, Inc.	149,265	3,097,249
	FreightCar America, Inc.	29,700	507,276
	FTI Consulting, Inc.*	56,500	2,427,240
	General Finance Corp.*	50,000	340,000
	Gibraltar Industries, Inc.*	6,706	221,298
	Goldfield Corp. (The)*	114,000	558,600
	Great Lakes Dredge & Dock Corp.*	189,800	1,024,920
	Greenbrier Companies., Inc. (The)+	83,400	4,445,220

Industry	Company	Shares	Value

Industrials (continued)
	Griffon Corp.+	112,150	$2,282,252
	Hardinge, Inc.	82,600	1,438,892
	Hawaiian Holdings, Inc.	12,000	478,200
	HC2 Holdings, Inc.*	83,900	499,205
	Heidrick & Struggles International, Inc.	54,190	1,330,364
	Heritage-Crystal Clean, Inc.*	14,246	309,850
	Hertz Global Holdings, Inc.*+	78,800	1,741,480
	Highpower International, Inc.*+	55,922	206,911
	Houston Wire & Cable Co.*	22,100	159,120
	Hurco Cos., Inc.	17,615	743,353
	Huron Consulting Group, Inc.*	10,300	416,635
	Hyster-Yale Materials Handling, Inc.	2,700	229,932
	ICF International, Inc.*	35,000	1,837,500
	IES Holdings, Inc.*+	3,600	62,100
	Innovative Solutions & Support, Inc.*	1,300	3,822
	Kelly Services, Inc., Class A	68,400	1,865,268
	Key Technology, Inc.*	2,500	46,075
	Kratos Defense & Security Solutions, Inc.*+	10,000	105,900
	L.B. Foster Co., Class A*	39,400	1,069,710
	L.S. Starrett Co. (The), Class A	9,400	80,840
	Marten Transport, Ltd.	100,776	2,045,753
	McGrath RentCorp	93,000	4,369,140
	Miller Industries, Inc.	22,700	585,660
	Navigant Consulting, Inc.*	215,900	4,190,619
	Navios Maritime Holdings, Inc.*	310,914	373,097
	Nexeo Solutions, Inc.*	116,100	1,056,510
	NN, Inc.	47,500	1,311,000
	Northwest Pipe Co.*	20,100	384,714
	Orion Group Holdings, Inc.*	79,678	623,879
	PAM Transportation Services, Inc.*	10,000	347,800
	Park-Ohio Holdings Corp.	10,000	459,500
	Patriot Transportation Holding, Inc.*	7,500	131,925
	Performant Financial Corp.*	93,833	154,824
	Powell Industries, Inc.	25,000	716,250
	Preformed Line Products Co.	2,200	156,310
	Quad/Graphics, Inc.	52,500	1,186,500
	Quanex Building Products Corp.	35,000	819,000
	Radiant Logistics, Inc.*	53,200	244,720
	RCM Technologies, Inc.	14,000	88,060

28	Semi-Annual Report | December 31, 2017 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry	Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
	RPX Corp.	120,096	$1,614,090
	Rush Enterprises, Inc., Class A*	48,600	2,469,366
	Rush Enterprises, Inc., Class B*	41,700	2,010,357
	Safe Bulkers, Inc.*	151,450	489,184
	Sino-Global Shipping America, Ltd.*+	22,300	57,088
	SkyWest, Inc.	120,200	6,382,620
	Spartan Motors, Inc.	88,600	1,395,450
	SPX FLOW, Inc.*	20,000	951,000
	Steelcase, Inc., Class A	223,000	3,389,600
	Sterling Construction Co., Inc.*	35,000	569,800
	Textainer Group Holdings Ltd.*+	121,300	2,607,950
	Titan International, Inc.	96,700	1,245,496
	Titan Machinery, Inc.*	75,500	1,598,335
	Triumph Group, Inc.	55,000	1,496,000
	TrueBlue, Inc.*	77,550	2,132,625
	Tutor Perini Corp.*	96,200	2,438,670
	Ultralife Corp.*	57,350	375,642
	USA Truck, Inc.*	9,635	174,683
	Vectrus, Inc.*	5,000	154,250
	Veritiv Corp.*	31,133	899,744
	Viad Corp.	27,894	1,545,328
	Virco Manufacturing Corp.	200	1,010
	VSE Corp.	31,660	1,533,294
	Wabash National Corp.	96,000	2,083,200
	Westport Fuel Systems, Inc.*+	995	3,741
	Willis Lease Finance Corp.*	50,950	1,272,222

			132,163,390

Information Technology - 7.68%
	Alpha & Omega Semiconductor, Ltd.*	161,905	2,648,766
	Amkor Technology, Inc.*	255,200	2,564,760
	AutoWeb, Inc.*	600	5,406
	Aviat Networks, Inc.*	13,800	209,346
	AXT, Inc.*	25,000	217,500
	Bel Fuse, Inc., Class B	63,600	1,601,130
	Benchmark Electronics, Inc.*	121,800	3,544,380
	Black Box Corp.	23,775	84,401
	Blucora, Inc.*	82,400	1,821,040
	ClearOne, Inc.+	5,000	44,750
	Communications Systems, Inc.	5,800	21,112
	Computer Task Group, Inc.*	84,900	432,990
	Comtech Telecommuni-cations Corp.	61,785	1,366,684

Industry	Company	Shares	Value

Information Technology (continued)
	Concurrent Computer Corp.	3,400	$19,618
	CSP, Inc.	5,150	81,834
	CVD Equipment Corp.*+	1,500	17,430
	DASAN Zhone Solutions, Inc.*	6,800	62,968
	Digi International, Inc.*	58,325	557,004
	Diodes, Inc.*	112,600	3,228,242
	Edgewater Technology, Inc.*	9,810	61,214
	Electro Scientific Industries, Inc.*	15,000	321,450
	Finjan Holdings, Inc.*+	20,700	44,712
	FORM Holdings Corp.*	30,000	41,100
	GSE Systems, Inc.*	22,500	73,125
	IEC Electronics Corp.*	17,700	72,924
	Insight Enterprises, Inc.*	43,383	1,661,135
	inTEST Corp.*	54,500	471,425
	IXYS Corp.*	39,000	934,050
	KEMET Corp.*	126,750	1,908,855
	Key Tronic Corp.*	18,600	127,038
	Kimball Electronics, Inc.*	64,600	1,178,950
	Knowles Corp.*	156,800	2,298,688
	Kulicke & Soffa Industries, Inc.*	100,300	2,440,800
	KVH Industries, Inc.*	18,200	188,370
	Liquidity Services, Inc.*	37,350	181,148
	ManTech International Corp., Class A	78,882	3,959,088
	Meet Group Inc. (The)*	26,831	75,663
	Mind CTI Ltd.	500	1,385
	Net 1 UEPS Technologies, Inc.*	171,100	2,034,379
	NetSol Technologies, Inc.*+	11,680	55,480
	Network-1 Technologies, Inc.	50,000	120,000
	Nortech Systems, Inc.*	1,500	5,790
	PCM, Inc.*	82,175	813,532
	PC-Tel, Inc.	56,000	412,720
	Photronics, Inc.*	171,470	1,461,782
	Plexus Corp.*	500	30,360
	PRGX Global, Inc.*	16,377	116,277
	RELM Wireless Corp.	35,000	124,250
	RF Industries, Ltd.+	35,000	94,500
	Sanmina Corp.*	48,800	1,610,400
	ScanSource, Inc.*	63,200	2,262,560
	SigmaTron International, Inc.*	4,000	40,560
	SMTC Corp.*	13,500	25,650
	Sohu.com, Inc.*	17,500	758,625
	SunPower Corp.*+	160,000	1,348,800
	Sykes Enterprises, Inc.*	79,250	2,492,412
	Synacor, Inc.*	15,000	34,500

www.bridgeway.com	29

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of December 31, 2017 (Unaudited)

Industry	Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
	Systemax, Inc.	21,000	$698,670
	TESSCO Technologies, Inc.	15,250	307,288
	Trio-Tech International*	13,000	91,130
	TSR, Inc.	1,385	7,410
	TTM Technologies, Inc.*	219,402	3,438,029
	Ultra Clean Holdings, Inc.*	32,000	738,880
	Vishay Precision Group, Inc.*	31,667	796,425
	Wayside Technology Group, Inc.	7,200	120,240
	YuMe, Inc.	25,000	119,500

			54,730,630

Materials - 6.76%
	AgroFresh Solutions, Inc.*	51,700	382,580
	American Vanguard Corp.	34,200	672,030
	Boise Cascade Co.	65,000	2,593,500
	Carpenter Technology Corp.	50,400	2,569,896
	China Green Agriculture, Inc.*	43,500	53,940
	Clearwater Paper Corp.*	16,182	734,663
	Core Molding Technologies, Inc.	11,900	258,230
	Flexible Solutions International, Inc.*	5,000	9,100
	Friedman Industries, Inc.	5,000	28,400
	FutureFuel Corp.	54,500	767,905
	Gulf Resources, Inc.*	78,150	115,662
	Haynes International, Inc.	22,200	711,510
	Hecla Mining Co.	749,000	2,973,530
	Kaiser Aluminum Corp.	23,350	2,494,948
	Kraton Corp.*	169,500	8,164,815
	Materion Corp.	71,700	3,484,620
	Mercer International, Inc.	109,950	1,572,285
	Olympic Steel, Inc.	22,300	479,227
	PH Glatfelter Co.	113,900	2,442,016
	Rayonier Advanced Materials, Inc.+	74,500	1,523,525
	Resolute Forest Products, Inc.*	157,500	1,740,375
	Schnitzer Steel Industries, Inc., Class A	77,600	2,599,600
	Stepan Co.	50,400	3,980,088
	SunCoke Energy, Inc.*	216,200	2,592,238
	Synalloy Corp.	5,000	67,000
	TimkenSteel Corp.*	33,800	513,422
	Trecora Resources*	23,200	313,200

Industry	Company	Shares	Value

Materials (continued)
	Tredegar Corp.	53,900	$1,034,880
	Tronox, Ltd., Class A	124,000	2,543,240
	Universal Stainless & Alloy Products, Inc.*	16,250	348,075
	Verso Corp., Class A*	25,000	439,250

			48,203,750

Real Estate - 0.22%
	Consolidated-Tomoka Land Co.	8,000	508,000
	Forestar Group, Inc.*+	11,025	242,550
	RE/MAX Holdings, Inc., Class A	16,900	819,650

			1,570,200

Telecommunication Services - 1.27%
	Alaska Communications Systems Group, Inc.*	344,187	922,421
	ATN International, Inc.	22,000	1,215,720
	Hawaiian Telcom Holdco, Inc.*	17,600	543,136
	Iridium Communications, Inc.*+	392,125	4,627,075
	Spok Holdings, Inc.	111,100	1,738,715

			9,047,067

TOTAL COMMON STOCKS - 99.61%			709,998,891

(Cost $519,836,291)

RIGHTS - 0.01%
	NewStar Financial, Inc., expiring 12/26/19*Δ	105,100	56,754

TOTAL RIGHTS - 0.01%			56,754

(Cost $105,100)

WARRANTS - 0.00%
	Eagle Bulk Shipping, Inc., expiring 10/15/21*	8,501	765

TOTAL WARRANTS - 0.00%			765

(Cost $ 70,770)

30	Semi-Annual Report | December 31, 2017 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of December 31, 2017 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 1.20%
Fidelity Investments Money Market Government Portfolio Class I	1.14%	8,588,116	$8,588,116

TOTAL MONEY MARKET FUND - 1.20%			8,588,116

(Cost $8,588,116)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 7.11%
Fidelity Investments Money Market Government Portfolio Class I**	1.14%	50,678,658	50,678,658

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 7.11%			50,678,658

(Cost $50,678,658)

TOTAL INVESTMENTS - 107.93%			$769,323,184
(Cost $579,278,935)
Liabilities in Excess of Other Assets - (7.93%)			(56,553,436)

NET ASSETS - 100.00%			$712,769,748

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of December 31, 2017.
^	Rate disclosed as of December 31, 2017.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2). As such, the security is classified as Level 3 in the fair value hierarchy.
+	This security or a portion of the security is out on loan as of December 31, 2017. Total loaned securities had a value of $48,652,736 as of December 31, 2017.

LLC - Limited Liability Company

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 12/31/2017 (See Note 2 in Notes to Financial Statements):
	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$709,998,891	$—	$—	$709,998,891
Rights	—	—	56,754	56,754
Warrants	765	—	—	765
Money Market Fund	—	8,588,116	—	8,588,116
Investments Purchased with Cash Proceeds from Securities Lending	—	50,678,658	—	50,678,658

TOTAL	$709,999,656	$59,266,774	$56,754	$769,323,184

(a)	- please refer to the Schedule of Investments for the industry classifications of these portfolio holdings

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment in Securities (Value)

	Rights	Total

Balance as of 06/30/2017	$—	$—
Purchases	105,100	105,100
Change in unrealized appreciation/ (depreciation)	(48,346)	(48,346)

Balance as of 12/31/2017	$56,754	$56,754

Net change in unrealized appreciation (depreciation) from investments held as of 12/31/2017	$(48,346)	$(48,346)

[1]	Transfers in represent the value as of the beginning of the reporting period, for any investment security where significant transfers in the pricing level occurred during the period. The purchase value is used in situations where the investment was not held as of the beginning of the period.

See Notes to Financial Statements.

www.bridgeway.com	31

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (Unaudited)

ASSETS	Omni Small-Cap Value	Omni Tax-Managed Small-Cap Value

Investments at value	$845,795,606	$769,323,184

Receivables:

Portfolio securities sold	1,278,587	-

Fund shares sold	3,007,842	1,020,968

Dividends and interest	523,119	416,504

Prepaid expenses	48,270	25,583

Total assets	850,653,424	770,786,239

LIABILITIES

Payables:

Portfolio securities purchased	5,049,000	6,647,039

Fund shares redeemed	1,341,480	233,736

Payable upon return of securities loaned	48,224,394	50,678,658

Accrued Liabilities:

Investment advisory fees	275,367	244,890

Administration fees	18,717	16,479

Other	206,410	195,689

Total liabilities	55,115,368	58,016,491

NET ASSETS	$795,538,056	$712,769,748

NET ASSETS REPRESENT

Paid-in capital	$569,207,009	$501,284,516

Undistributed net investment income	50,109	12,699

Undistributed net realized gain on investments	18,071,104	21,428,284

Net unrealized appreciation on investments	208,209,834	190,044,249

NET ASSETS	$795,538,056	$712,769,748

Shares of common stock outstanding of $.001 par value*	42,626,631	39,818,589

Net asset value, offering price and redemption price per share	$ 18.66	$ 17.90

Total investments at cost	$637,585,772	$579,278,935

* See Note 1 - Organization in the Notes to Financial Statements for shares authorized for each Fund.

See Notes to Financial Statements.

32	Semi-Annual Report | December 31, 2017 (Unaudited)

STATEMENTS OF OPERATIONS

Six Months Ended December 31, 2017 (Unaudited)

	Omni Small-Cap Value	Omni Tax-Managed Small-Cap Value

INVESTMENT INCOME

Dividends	$ 5,188,729	$ 4,559,036

Less: foreign taxes withheld	(1,190)	(1,056)

Securities lending	809,179	625,574

Total Investment Income	5,996,718	5,183,554

EXPENSES

Investment advisory fees	1,896,151	1,710,326

Administration fees	104,041	93,857

Accounting fees	89,154	83,846

Transfer agent fees	8,869	8,695

Professional fees	76,492	69,639

Custody fees	11,719	11,083

Blue sky fees	27,753	33,595

Directors’ and officers’ fees	41,509	37,571

Shareholder servicing fees	314,914	289,812

Reports to shareholders	18,520	14,491

Miscellaneous expenses	54,940	51,071

Total Expenses	2,644,062	2,403,986

Less investment advisory fees waived	(368,681)	(351,595)

Net Expenses	2,275,381	2,052,391

NET INVESTMENT INCOME	3,721,337	3,131,163

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized Gain on:

Investments	33,724,824	32,139,459

Change in Unrealized Appreciation on:

Investments	34,721,971	24,413,011

Net Realized and Unrealized Gain on Investments	68,446,795	56,552,470

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,168,132	$59,683,633

See Notes to Financial Statements.

www.bridgeway.com	33

STATEMENTS OF CHANGES IN NET ASSETS

	Omni Small-Cap Value		Omni Tax-Managed Small-Cap Value

	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017

OPERATIONS

Net investment income	$ 3,721,337	$ 6,528,404	$ 3,131,163	$ 6,198,317

Net realized gain on investments	33,724,824	39,014,429	32,139,459	30,306,951

Net change in unrealized appreciation (depreciation) on investments	34,721,971	93,770,758	24,413,011	89,592,888

Net increase in net assets resulting from operations	72,168,132	139,313,591	59,683,633	126,098,156

DISTRIBUTIONS:

From net investment income	(6,405,244)	(6,191,149)	(8,820,586)	(4,983,381)

From net realized gains	(44,141,688)	-	(31,691,559)	-

Net decrease in net assets resulting from distributions	(50,546,932)	(6,191,149)	(40,512,145)	(4,983,381)

SHARE TRANSACTIONS:

Proceeds from sale of shares	84,014,313	137,957,334	76,103,472	115,240,335

Reinvestment of distributions	50,537,299	6,188,289	40,413,658	4,967,931

Cost of shares redeemed	(70,991,692)	(125,196,672)	(66,134,219)	(104,102,649)

Net increase in net assets resulting from share transactions	63,559,920	18,948,951	50,382,911	16,105,617

Net increase in net assets	85,181,120	152,071,393	69,554,399	137,220,392

NET ASSETS:

Beginning of period	710,356,936	558,285,543	643,215,349	505,994,957

End of period*	$795,538,056	$710,356,936	$712,769,748	$643,215,349

SHARES ISSUED & REDEEMED

Issued	4,536,644	7,807,866	4,279,108	6,888,395

Distributions reinvested	2,766,136	328,117	2,304,085	275,079

Redeemed	(3,825,327)	(7,074,972)	(3,756,700)	(6,209,008)

Net increase in shares	3,477,453	1,061,011	2,826,493	954,466

Outstanding at beginning of period	39,149,178	38,088,167	36,992,096	36,037,630

Outstanding at end of period	42,626,631	39,149,178	39,818,589	36,992,096

* Including undistributed net investment income of:	$ 50,109	$ 2,734,016	$ 12,699	$ 5,702,122

See Notes to Financial Statements.

34	Semi-Annual Report | December 31, 2017 (Unaudited)

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

OMNI SMALL-CAP VALUE
	For the Period Ended 12/31/17 (Unaudited)	Year Ended June 30
		2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$18.14	$14.66	$15.49	$16.63	$14.11	$11.11

Income from Investment Operations:

Net Investment Income(a)	0.09	0.17	0.17	0.14	0.11	0.17
Net Realized and Unrealized Gain (Loss)	1.68	3.48	(0.86)	(0.46)	3.58	3.12

Total from Investment Operations	1.77	3.65	(0.69)	(0.32)	3.69	3.29

Less Distributions to Shareholders from:

Net Investment Income	(0.16)	(0.17)	(0.14)	(0.09)	(0.08)	(0.16)
Net Realized Gain	(1.09)	-	-	(0.73)	(1.09)	(0.13)

Total Distributions	(1.25)	(0.17)	(0.14)	(0.82)	(1.17)	(0.29)

Net Asset Value, End of Period	$18.66	$18.14	$14.66	$15.49	$16.63	$14.11

Total Return(b)	9.86%(c)	24.83%	(4.42%)	(1.48%)	26.89%	30.08%

Ratios and Supplemental Data:

Net Assets, End of Period (in 000’s)	$795,538	$710,357	$558,286	$459,367	$407,192	$260,909

Expenses Before Waivers and Reimbursements	0.70%(d)	0.71%	0.71%	0.71%	0.71%	0.78%

Expenses After Waivers and Reimbursements	0.60%(d)	0.60%	0.60%	0.60%	0.60%	0.60%

Net Investment Income After Waivers and Reimbursements	0.98%(d)	1.00%	1.17%	0.88%	0.70%	1.36%

Portfolio Turnover Rate	15%(c)	23%	24%	25%	31%	34%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Total return would have been lower had various fees not been waived during the period.
(c)	Not annualized.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

www.bridgeway.com	35

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period indicated)

OMNI TAX-MANAGED SMALL-CAP VALUE
	For the Period Ended 12/31/17 (Unaudited)	Year Ended June 30
		2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$17.39	$14.04	$14.65	$15.54	$12.75	$10.05

Income from Investment Operations:

Net Investment Income(a)	0.08	0.17	0.16	0.12	0.09	0.15
Net Realized and Unrealized Gain (Loss)	1.49	3.32	(0.66)	(0.42)	3.26	2.68

Total from Investment Operations	1.57	3.49	(0.50)	(0.30)	3.35	2.83

Less Distributions to Shareholders from:

Net Investment Income	(0.23)	(0.14)	(0.11)	(0.03)	(0.08)	(0.13)
Net Realized Gain	(0.83)	-	-	(0.56)	(0.48)	-

Total Distributions	(1.06)	(0.14)	(0.11)	(0.59)	(0.56)	(0.13)

Net Asset Value, End of Period	$17.90	$17.39	$14.04	$14.65	$15.54	$12.75

Total Return(b)	9.16%(c)	24.83%	(3.42%)	(1.62%)	26.71%	28.43%

Ratios and Supplemental Data:

Net Assets, End of Period (in 000’s)	$712,770	$643,215	$505,995	$461,101	$425,330	$262,088

Expenses Before Waivers and Reimbursements	0.70%(d)	0.71%	0.72%	0.71%	0.71%	0.77%

Expenses After Waivers and Reimbursements	0.60%(d)	0.60%	0.60%	0.60%	0.60%	0.60%

Net Investment Income After Waivers and Reimbursements	0.92%(d)	1.04%	1.20%	0.84%	0.65%	1.34%

Portfolio Turnover Rate	19%(c)	23%	29%	30%	25%	34%

(a)	Per share amounts calculated based on the average daily shares outstanding during the period.
(b)	Total return would have been lower had various fees not been waived during the period.
(c)	Not annualized.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

36	Semi-Annual Report | December 31, 2017 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 10 investment funds as of December 31, 2017 (each is referred to as a “Bridgeway Fund” and collectively, the “Bridgeway Funds”). The Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Blue Chip 35 Index and Managed Volatility Funds are presented in a separate report. The Omni Small-Cap Value Fund and the Omni Tax-Managed Small-Cap Value Fund (each a “Fund” and together, the “Funds”) are presented in this report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of December 31, 2017, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth and Small-Cap Value Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

All of the Bridgeway Funds are no-load, diversified funds.

The Funds seek to provide long-term total return on capital, primarily through capital appreciation.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Bridgeway Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities and Other Investments Valuation Securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, the securities are valued based on the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.
Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to a fair valued security for purposes of calculating the Funds’ NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

www.bridgeway.com	37

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. Government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

The Fidelity Investments Money Market Government Portfolio — Class I, which is held by the Funds, invests primarily in securities that are valued at amortized cost. Therefore, this investment is classified as a Level 2 investment.

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the results of the Funds’ operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of December 31, 2017 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended December 31, 2017, there were no transfers from Level 1 to Level 2 or from Level 2 to Level 1 in any of the Funds. Details regarding material transfers into, and material transfers out of, Level 3, if any, can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

Securities Lending  Upon lending its securities to third parties, each Fund receives compensation in the form of fees. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, a Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due, resulting in a loss. Under the terms of the Securities Lending Agreement, the Funds are indemnified for such losses by the securities lending agent.

While securities are on loan, the Fund continues to receive dividends on the securities loaned and recognizes any gain or loss in the fair value of the securities loaned.

38	Semi-Annual Report | December 31, 2017 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Securities lending transactions are entered into by a Fund under a Securities Lending Agreement which provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral or to offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency.

The market value of securities on loan, all of which are classified as common stocks in the Funds’ Schedules of Investments, and the value of the related collateral are shown in the Statements of Assets and Liabilities as a component of Investments at value.

The following table is a summary of the Funds’ securities loaned and related collateral, which are subject to a netting agreement as of December 31, 2017:

				Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received[1]	Net Amount

Omni Small-Cap Value
Securities lending	$46,313,493	-	$46,313,493	-	$46,313,493	-

Omni Tax-Managed Small-Cap Value
Securities lending	$48,652,736	-	$48,652,736	-	$48,652,736	-

[1]	Collateral with a value of $48,224,394 and $50,678,658 has been received in connection with securities lending of Omni Small-Cap Value Fund and Omni Tax-Managed Small-Cap Value Fund, respectively. Excess of collateral received from an individual counterparty is not shown here for financial reporting purposes.

It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of December 31, 2017, the collateral consisted of an institutional government money market fund.

Use of Estimates in Financial Statements  In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the disclosure of contingent assets and liabilities on the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Risks and Uncertainties  The Funds provide for various investment options, including stocks. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses  Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date.

Bridgeway Funds’ expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Bridgeway Funds’ total net assets or other appropriate basis.

www.bridgeway.com	39

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Distributions to Shareholders   The Funds pay dividends from net investment income and distribute realized capital gains annually, usually in December.

Indemnification   Under the Company’s organizational documents, the Funds’ officers, directors, employees and agents are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

3. Advisory Fees, Other Related Party Transactions and Contingencies:

The Funds have entered into a management agreement with the Adviser. As compensation for the advisory services rendered, facilities furnished, and expenses borne by the Adviser, the Funds pay the Adviser a fee of 0.50% of the value of each Fund’s average daily net assets, computed daily and payable monthly.

Expense limitations:   The Adviser has agreed to reimburse the Funds for operating expenses and advisory fees above the expense limitations shown in the table below, which are shown as a ratio of net expenses to average net assets, for each Fund, for the period ended December 31, 2017. Any material change to the expense limitation would require a vote by shareholders of the applicable Fund.

Bridgeway Fund	Expense Limitation	Total Waivers for Period Ending 12/31/17

Omni Small-Cap Value*	0.60%	$368,681
Omni Tax-Managed Small-Cap Value*	0.60%	351,595

*The Funds are authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously reimbursed by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the Adviser waived the fees or reimbursed the expenses and that the reimbursements do not cause the Funds to exceed the expense limitation in effect at the time of the waiver or the current expense limitation, if different. The Omni Small-Cap Value Fund has recoupable expenses of $271,353, $561,512, $716,803, and $368,681 which expire no later than June 30, 2018, June 30, 2019, June 30, 2020, and December 31, 2020 respectively. The Omni Tax-Managed Small-Cap Value Fund has recoupable expenses of $254,089, $547,245, $674,880, and $351,595 which expire no later than June 30, 2018, June 30, 2019, June 30, 2020, and December 31, 2020 respectively.

Other Related Party Transactions:   The Bridgeway Funds will engage in inter-portfolio trades with other Bridgeway Funds when it is to the benefit of both parties. The Board of Directors reviews and approves these trades quarterly. Inter-portfolio purchases and sales for the Funds during the period ended December 31, 2017 were as follows:

Bridgeway Fund	Inter-Portfolio Purchases	Inter-Portfolio Sales

Omni Small-Cap Value	$11,657,947	$4,658,980
Omni Tax-Managed Small-Cap Value	8,835,000	8,695,295

The Adviser entered into an Administrative Services Agreement with Bridgeway Funds, pursuant to which the Adviser provides various administrative services to the Funds including, but not limited to: (i) supervising and managing various aspects of the Funds’ business and affairs; (ii) selecting, overseeing and/or coordinating activities with other service providers to the Funds; (iii) providing reports to the Board of Directors as requested from time to time; (iv) assisting and/or reviewing amendments and updates to the Funds’ registration statement and other filings with the Securities and Exchange Commission (“SEC”); (v) providing certain shareholder services; (vi) providing administrative support in connection with meetings of the Board of Directors; and (vii) providing certain record-keeping services. Effective July 1, 2017, for its services to all of the Bridgeway Funds, the Adviser is paid an aggregate annual fee of $775,000, payable in equal monthly installments. During the

40	Semi-Annual Report | December 31, 2017 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

period ended December 31, 2017, the allocation of this expense to the Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value Funds was $104,041 and $93,857, respectively.

Board of Directors Compensation   Independent Directors are paid an annual retainer of $15,000, with an additional retainer of $5,000 paid to the Independent Chairman of the Board and an additional retainer of $1,000 paid to the Nominating and Corporate Governance Committee Chair. The retainer is paid in quarterly installments. Effective November 9, 2017, Independent Directors are paid $9,000 per meeting for meeting fees. Prior to November 9, 2017, Independent Directors were paid $8,500 per meeting. Such compensation is the total compensation from all Bridgeway Funds and is allocated among the Bridgeway Funds.

Each Independent Director receives this compensation in the form of shares of the Bridgeway Funds, credited to his or her account. Such Directors are reimbursed for any expenses incurred in attending meetings and conferences, as well as expenses for subscriptions or printed materials. The amount of Directors’ fees attributable to each Fund is disclosed in the Statement of Operations.

One director of Bridgeway, John Montgomery, is an owner and director of the Adviser. Under the 1940 Act definitions, he is considered to be an “affiliated person” of the Adviser and an “interested person” of the Adviser and of Bridgeway. Compensation for Mr. Montgomery is borne by the Adviser rather than the Bridgeway Funds.

4. Distribution Agreement:

Foreside Fund Services, LLC acts as distributor of the Funds’ shares pursuant to a Distribution Agreement dated May 31, 2017. The Adviser pays all costs and expenses associated with distribution of the Funds’ shares, pursuant to a protective plan adopted by shareholders pursuant to Rule 12b-1.

5. Purchases and Sales of Investment Securities:

Purchases and sales of investments, other than short-term securities, for each Fund for the period ended December 31, 2017 were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other

Omni Small-Cap Value	$ -	$135,697,445	$-	$115,981,120
Omni Tax-Managed Small-Cap Value	-	141,175,700	-	127,024,909

6. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies, and to distribute income to the extent necessary so that such Fund is not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis)   The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at December 31, 2017, were as follows:

	Omni Small-Cap Value	Omni Tax-Managed Small-Cap Value
Gross appreciation (excess of value over tax cost)	$227,151,403	$204,405,413
Gross depreciation (excess of tax cost over value)	(18,941,586)	(14,371,120)
Net unrealized appreciation	$208,209,817	$190,034,293
Cost of investments for income tax purposes	$637,585,789	$579,288,891

The differences between book and tax net unrealized appreciation (depreciation) are due to wash sale loss deferrals and basis adjustments on passive foreign investment companies (PFICs) and partnerships.

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NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

Classifications of Distributions   Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

The tax character of the distributions paid by the Funds during the fiscal years ended June 30, 2017 and 2016, is as follows:

	Omni Small-Cap Value		Omni Tax-Managed Small-Cap Value
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016
Distributions paid from:
Ordinary Income	$6,191,149	$4,704,613	$4,983,381	$3,274,284
Total	$6,191,149	$4,704,613	$4,983,381	$3,274,284

Components of Accumulated Earnings As of June 30, 2017, the components of accumulated earnings on a tax basis were:

	Omni Small-Cap Value	Omni Tax-Managed Small-Cap Value
Undistributed Net Investment Income	$ 2,734,016	$5,702,122
Undistributed Net Realized Gain on Investments	28,516,636	20,989,187
Net Unrealized Appreciation of Investments	173,459,195	165,622,435
Total	$204,709,847	$192,313,744

For the fiscal year June 30, 2017, the Funds recorded the following reclassifications to the accounts listed below:

	Increase (Decrease)
	Omni Small-Cap Value	Omni Tax-Managed Small-Cap Value
Paid-in Capital	$1,844,385	$1,240,344
Undistributed Net Investment Income	(521,813)	(495,865)
Undistributed Net Realized Gain on Investments	(1,322,572)	(744,479)

The difference between book and tax components of net assets and the resulting reclassifications were primarily a result of the differing book/tax treatment of the deduction of equalization debits for tax purposes and investments in passive foreign investment companies (PFICs), partnerships and business development companies.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Fund’s tax positions and has concluded that no provision for income tax is required in any Fund’s financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

7. Line of Credit

Bridgeway established a line of credit agreement (“Facility”) with The Bank of New York Mellon, effective November 5, 2010. The Facility is for temporary or emergency purposes, such as to provide liquidity for shareholder redemptions, and is cancellable by either party. Unless cancelled earlier, the Facility shall be held available until September 13, 2018. Advances under the Facility are limited to $15,000,000 in total for all Bridgeway Funds, and advances to each Bridgeway Fund shall not exceed certain limits set forth in the credit agreement, including, but not limited to, the maximum amount a Bridgeway Fund is permitted to borrow under the 1940 Act.

42	Semi-Annual Report | December 31, 2017 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (unaudited)

The Bridgeway Funds incur a commitment fee of 0.085% per annum on the unused portion of the Facility and interest expense to the extent of amounts borrowed under the Facility. Interest is based on the “Overnight Rate” plus 1.25%. The Overnight Rate means the higher of (a) the Federal Funds rate, (b) the Overnight Eurodollar Rate, or (c) the One-month Euro-dollar Rate. The commitment fees are payable quarterly in arrears and are allocated to all participating Bridgeway Funds. Interest expense is charged directly to each Bridgeway Fund, based upon actual amounts borrowed by such Bridgeway Fund.

For the period ended December 31, 2017, borrowings by the Funds under this line of credit were as follows:

Bridgeway Fund	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred[1]	Maximum Amount Borrowed During the Period

Omni Small-Cap Value	2.55%	$ 943,000	23	$1,517	$2,917,000
Omni Tax-Managed Small-Cap Value	2.59%	1,622,233	30	3,448	3,119,000
[1] Interest expense is included on the Statements of Operations in Miscellaneous expenses.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

www.bridgeway.com	43

OTHER INFORMATION

December 31, 2017 (unaudited)

1. Proxy Voting

Fund policies and procedures used in determining how to vote proxies relating to the Funds’ securities and a summary of proxies voted by the Funds for the period ended June 30, 2017 are available without a charge, upon request, by contacting Bridgeway Funds at 1-800-661-3550 and on the SEC’s website at http://www.sec.gov.

2. Fund Holdings

The complete schedule of the Funds’ holdings for the second and fourth quarters of each fiscal year are contained in the Funds’ Semi-Annual and Annual Shareholder Reports, respectively.

The Bridgeway Funds file complete schedules of the Funds’ holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge, upon request, by contacting Bridgeway Funds at 1-800-661-3550 and on the SEC’s website at http://www.sec.gov. You may also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call 1-800-SEC-0330.

44	Semi-Annual Report | December 31, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES

December 31, 2017 (unaudited)

As a shareholder of a Fund, you will incur no transaction costs from such Fund, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are no exchange fees. However, as a shareholder of a Fund, you will incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2017 and held until December 31, 2017.

Actual Expenses.   The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes.   The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5%hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds, because other funds may also have transaction costs, such as sales charges, redemption fees or exchange fees.

	Beginning Account Value at 7/1/17	Ending Account Value at 12/31/17	Expense Ratio	Expenses Paid During Period* 7/1/17 - 12/31/17

Bridgeway Omni Small-Cap Value
Actual Fund Return	$1,000.00	$1,098.60	0.60%	$3.17
Hypothetical Fund Return	$1,000.00	$1,022.18	0.60%	$3.06

Bridgeway Omni Tax-Managed Small-Cap Value
Actual Fund Return	$1,000.00	$1,091.60	0.60%	$3.16
Hypothetical Fund Return	$1,000.00	$1,022.18	0.60%	$3.06

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent six-month period (184) divided by the number of days in the fiscal year (365).

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BRIDGEWAY FUNDS, INC.

BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9860
Providence, RI 02940-8060

CUSTODIAN

The Bank of New York Mellon
One Wall Street
New York, NY 10286

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

You can review and copy information about our Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 800-SEC-0330. Reports and other information about the Funds are also available on the SEC’s website at www.sec.gov. You can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520 or by sending an electronic request to the following email address: publicinfo@sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effectively designed, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

 Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bridgeway Funds, Inc.

By (Signature and Title)* /s/ Tammira Philippe
Tammira Philippe, President and Principal Executive Officer
(principal executive officer)

Date 3/8/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Tammira Philippe
Tammira Philippe, President and Principal Executive Officer
(principal executive officer)

Date 3/8/2018

By (Signature and Title)* /s/ Linda G. Giuffré
Linda G. Giuffré, Treasurer and Principal Financial Officer
(principal financial officer)

Date 3/8/2018

*	Print the name and title of each signing officer under his or her signature.